UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/15_

Item 1. Schedule of Investments.

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited)

Templeton Constrained Bond Fund	Principal Amount*			Value
Foreign Government and Agency Securities 24.0%
Brazil 2.8%
Letra Tesouro Nacional, Strip,
10/01/15	30	[a]	BRL	$9,006
1/01/16	60	[a]	BRL	17,435
7/01/16	10	[a]	BRL	2,729
10/01/16	20	[a]	BRL	5,291
[b]Nota Do Tesouro Nacional, Index Linked, 6.00%,
8/15/18	200	[a]	BRL	164,028
5/15/19	20	[a]	BRL	16,352
8/15/20	20	[a]	BRL	16,346
8/15/22	40	[a]	BRL	32,716
5/15/23	10	[a]	BRL	8,203
8/15/24	8	[a]	BRL	6,670
				278,776
Hungary 4.5%
Government of Hungary,
4.00%, 4/25/18	500,000		HUF	1,870
6.50%, 6/24/19	600,000		HUF	2,448
7.50%, 11/12/20	8,860,000		HUF	38,508
5.375%, 2/21/23	210,000			232,680
A, 5.50%, 12/20/18	8,120,000		HUF	31,961
A, 7.00%, 6/24/22	7,490,000		HUF	32,803
A, 6.00%, 11/24/23	11,620,000		HUF	49,349
B, 5.50%, 6/24/25	14,400,000		HUF	60,100
				449,719
Ireland 2.5%
Government of Ireland, senior bond, 5.40%, 3/13/25	165,230		EUR	251,875

Mexico 2.4%
Government of Mexico,
8.00%, 12/17/15	31,800	[c]	MXN	211,925
6.25%, 6/16/16	2,800	[c]	MXN	18,704
7.25%, 12/15/16	800	[c]	MXN	5,461
				236,090
Poland 4.5%
Government of Poland, Strip, 7/25/15	1,700,000		PLN	453,237

Portugal 1.1%
Government of Portugal,
[d] 144A, 5.125%, 10/15/24	30,000			32,013
[e] Reg S, 3.875%, 2/15/30	60,000		EUR	72,777
[e] senior bond, Reg S, 4.95%, 10/25/23	500		EUR	664
[e] senior note, Reg S, 5.65%, 2/15/24	1,200		EUR	1,661
				107,115
Serbia 2.3%
[d]Government of Serbia, senior note, 144A, 7.25%, 9/28/21	200,000			230,418

South Korea 3.9%
Korea Monetary Stabilization Bond, senior bond, 2.80%, 8/02/15	438,000,000		KRW	393,866

Total Foreign Government and Agency Securities (Cost $2,622,592)				2,401,096

Short Term Investments 68.3%
Foreign Government and Agency Securities 48.4%
Canada 11.5%
Government of Canada, 1.50%, 8/01/15	1,430,000		CAD	1,150,917

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Malaysia 3.6%
[f]Bank of Negara Monetary Notes, 6/04/15 - 11/24/15	630,000		MYR	170,981
Government of Malaysia,
3.835%, 8/12/15	370,000		MYR	101,097
3.197%, 10/15/15	250,000		MYR	68,240
[f]Malaysia Treasury Bills, 6/05/15 - 3/18/16	50,000		MYR	13,527
				353,845
Mexico 1.1%
Government of Mexico, 6.00%, 6/18/15	4,800	[c]	MXN	31,224
[f]Mexico Treasury Bills, 6/11/15 - 4/14/16	119,760	[g]	MXN	76,870
				108,094
New Zealand 8.8%
[f]New Zealand Treasury Bill, 8/05/15	1,250,000		NZD	881,704
Norway 9.1%
[f]Norway Treasury Bill, 12/16/15	7,100,000		NOK	909,563
Philippines 0.0%†
[f]Philippine Treasury Bills, 8/05/15 - 3/02/16	120,000		PHP	2,668
Singapore 3.6%
[f]Monetary Authority of Singapore Treasury Bill, 7/31/15	490,000		SGD	362,998
United Kingdom 10.7%
[e]United Kingdom Treasury Bond, Reg S, 4.75%, 9/07/15	695,000		GBP	1,074,388
Total Foreign Government and Agency Securities (Cost $5,001,814)				4,844,177
Total Investments before Money Market Funds (Cost $7,624,406)				7,245,273
	Shares
Money Market Funds (Cost $1,995,113) 19.9%
United States 19.9%
[h,i] Institutional Fiduciary Trust Money Market Portfolio	1,995,113			1,995,113
Total Investments (Cost $9,619,519) 92.3%				9,240,386
Other Assets, less Liabilities 7.7%				768,217
Net Assets 100.0%				$10,008,603

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c Principal amount is stated in 100 Mexican Peso Units.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
May 31, 2015, the aggregate value of these securities was $262,431, representing 2.62% of net assets.
e Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31, 2015, the aggregate value of these securities was $1,149,490, representing 11.49% of net assets.
f The security is traded on a discount basis with no stated coupon rate.
g Principal amount is stated in 10 Mexican Peso Units.
h Non-income producing.
i Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

At May 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Indian Rupee	JPHQ	Buy	8,714,250	$136,898		6/02/15	$-	$(288)
Indian Rupee	JPHQ	Sell	8,714,250	136,373		6/02/15	-	(237)
Euro	HSBK	Sell	29,682	38,656		6/08/15	6,043	-
Chilean Peso	JPHQ	Buy	91,760,400	142,596		6/18/15	5,556	-
Euro	GSCO	Buy	225,000	266,580		6/22/15	-	(19,319)
Euro	GSCO	Sell	381,000	518,114		6/22/15	99,418	-
Japanese Yen	DBAB	Sell	1,860,000	18,266		6/22/15	3,273	-
Japanese Yen	BZWS	Sell	44,316,000	436,095		6/26/15	78,869	-
Euro	JPHQ	Buy	385,179	516,508		6/29/15	-	(93,180)
Euro	JPHQ	Sell	509,864	696,665		6/29/15	136,303	-
Norwegian Krone	DBAB	Sell	2,963,500	455,489		6/30/15	74,374	-
Malaysian Ringgit	HSBK	Buy	947,160	240,634	EUR	7/14/15	-	(7,061)
Euro	DBAB	Sell	1,950	2,658		7/17/15	515	-
British Pound	DBAB	Sell	546,400	824,518		7/23/15	-	(10,289)
Canadian Dollar	BOFA	Sell	1,437,724	1,185,654		8/05/15	31,464	-
Malaysian Ringgit	HSBK	Buy	180,000	55,073		8/06/15	-	(6,235)
Malaysian Ringgit	HSBK	Sell	180,000	49,718		8/06/15	880	-
New Zealand Dollar	CITI	Sell	1,217,041	912,393		8/07/15	54,905	-
British Pound	DBAB	Sell	158,476	241,479		8/10/15	-	(612)
Norwegian Krone	DBAB	Sell	2,731,850	365,035		8/12/15	14,112	-
Norwegian Krone	CITI	Sell	1,565,000	206,959		8/21/15	5,971	-
Euro	JPHQ	Sell	30,000	39,033		9/08/15	6,025	-
Indian Rupee	JPHQ	Buy	8,714,250	134,127		9/10/15	11	-
Euro	BZWS	Sell	311,000	400,518		9/28/15	58,218	-
Japanese Yen	CITI	Sell	44,248,950	408,446		9/28/15	51,283	-
Malaysian Ringgit	HSBK	Buy	587,160	177,170		9/28/15	-	(18,517)
Malaysian Ringgit	HSBK	Sell	587,160	161,556		9/28/15	2,903	-
Mexican Peso	HSBK	Buy	2,684,948	196,916		9/28/15	-	(24,046)
Euro	JPHQ	Sell	70,000	89,460		9/29/15	12,414	-
Euro	CITI	Sell	33,000	42,199		9/30/15	5,876	-
South Korean Won	HSBK	Buy	135,606,400	128,952		9/30/15	-	(7,632)
South Korean Won	HSBK	Buy	135,606,400	104,639	EUR	9/30/15	6,147	-
South Korean Won	HSBK	Sell	135,606,400	124,379		9/30/15	3,058	-
Japanese Yen	JPHQ	Sell	7,000,000	64,620		10/07/15	8,110	-
Japanese Yen	HSBK	Sell	3,500,000	32,483		10/09/15	4,227	-
Japanese Yen	BZWS	Sell	1,800,000	16,717		10/13/15	2,184	-
Japanese Yen	DBAB	Sell	1,700,000	15,798		10/13/15	2,072	-
South Korean Won	JPHQ	Buy	204,000,000	188,105		10/14/15	-	(5,643)
South Korean Won	JPHQ	Buy	204,000,000	157,663	EUR	10/14/15	8,882	-
South Korean Won	JPHQ	Sell	204,000,000	187,207		10/14/15	4,746	-
Mexican Peso	CITI	Buy	1,826,220	132,000		11/13/15	-	(14,812)
Japanese Yen	BOFA	Sell	1,522,950	12,831		11/18/15	527	-

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

Euro	BZWS	Sell	62,000	77,888	11/20/15	9,585	-
Japanese Yen	DBAB	Sell	1,860,000	15,922	12/21/15	882	-
Japanese Yen	HSBK	Sell	1,860,000	15,904	12/21/15	864	-
Japanese Yen	BZWS	Sell	880,000	7,442	12/22/15	327	-
Japanese Yen	CITI	Sell	1,380,000	11,687	12/22/15	528	-
Japanese Yen	GSCO	Sell	399,000	3,370	1/08/16	142	-
Japanese Yen	BZWS	Sell	1,440,000	12,256	1/15/16	604	-
Japanese Yen	JPHQ	Sell	940,000	7,970	1/15/16	364	-
Japanese Yen	JPHQ	Sell	2,200,000	18,859	2/08/16	1,046	-
Japanese Yen	SCNY	Sell	2,230,000	19,113	2/08/16	1,057	-
Japanese Yen	BZWS	Sell	2,230,000	19,113	2/09/16	1,056	-
Japanese Yen	JPHQ	Sell	2,240,000	19,192	2/09/16	1,054	-
Euro	DBAB	Sell	70,000	80,187	2/23/16	2,909	-
Japanese Yen	CITI	Sell	1,520,700	12,861	5/18/16	510	-
Japanese Yen	BOFA	Sell	1,518,375	12,767	5/19/16	434	-
Japanese Yen	BZWS	Sell	1,522,500	12,798	5/19/16	433	-
Japanese Yen	HSBK	Sell	1,523,700	12,871	5/19/16	495	-
Euro	BZWS	Sell	241,558	263,452	5/31/16	-	(3,983)
Totals Forward Exchange Contracts unrealized appreciation (depreciation)						$710,656	$(211,854)
Net unrealized appreciation (depreciation)						$498,802

a May be comprised of multiple contracts with the same counterparty, currency and settlement date.

*	In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)

At May 31, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

	Counterparty /	Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR Pay	LCH	$240,000	10/17/17
Fixed rate 0.926%				$146	$-
Receive Floating rate 3-month USD BBA LIBOR Pay	CME	214,000	5/09/24
Fixed rate 2.695%				-	(10,326)
Receive Floating rate 3-month USD BBA LIBOR Pay	LCH	50,000	7/07/24
Fixed rate 2.731%				-	(2,998)
Receive Floating rate 3-month USD BBA LIBOR Pay	LCH	90,000	1/22/25
Fixed rate 1.914%				1,657	-
Receive Floating rate 3-month USD BBA LIBOR Pay	LCH	120,000	1/23/25
Fixed rate 1.970%				1,601	-
Receive Floating rate 3-month USD BBA LIBOR Pay	LCH	70,000	1/27/25
Fixed rate 1.973%				931	-
Receive Floating rate 3-month USD BBA LIBOR Pay	LCH	20,000	1/29/25
Fixed rate 1.937%				335	-
Receive Floating rate 3-month USD BBA LIBOR Pay	LCH	10,000	1/30/25
Fixed rate 1.942%				164	-
Receive Floating rate 3-month USD BBA LIBOR Pay	LCH	20,000	2/03/25
Fixed rate 1.817%				566	-
Receive Floating rate 3-month USD BBA LIBOR Pay	CME	102,000	5/09/44
Fixed rate 3.388%				-	(16,179)
Totals Interest Rate Swap Contracts				$5,400	$(29,503)
Net unrealized appreciation (depreciation)					$(24,103)

ABBREVIATIONS

Counterparty/Exchange

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	-	Citibank N.A.
CME	-	Chicago Mercantile Exchange
DBAB	-	Deutsche Bank AG
GSCO	-	Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase Bank, N.A.
LCH	-	London Clearing House
SCNY	-	Standard Chartered Bank

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

Currency

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SGD	-	Singapore Dollar

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited)

Templeton Emerging Markets Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities 61.6%
Brazil 5.5%
Letra Tesouro Nacional, Strip,
7/01/15	1,250[a] BRL		$388,049
10/01/15	100[a] BRL		30,021
1/01/16	260[a] BRL		75,552
7/01/16	30[a] BRL		8,188
10/01/16	100[a] BRL		26,454
[b]Nota Do Tesouro Nacional, Index Linked, 6.00%,
5/15/19	90[a] BRL		73,585
8/15/20	20[a] BRL		16,346
8/15/22	60[a] BRL		49,075
5/15/23	313[a] BRL		256,744
8/15/24	10[a] BRL		8,337
			932,351
Ecuador 4.3%
[c]Government of Ecuador, senior note, 144A, 7.95%, 6/20/24	770,000		733,040

Ethiopia 1.2%
[c]Federal Democratic Republic of Ethiopia, 144A, 6.625%, 12/11/24	200,000		201,840

Ghana 2.1%
Government of Ghana,
21.00%, 10/26/15	886,000	GHS	214,076
16.90%, 3/07/16	130,000	GHS	30,566
19.24%, 5/30/16	60,000	GHS	14,275
23.00%, 2/13/17	30,000	GHS	7,397
25.48%, 4/24/17	10,000	GHS	2,553
24.44%, 5/29/17	90,000	GHS	22,688
26.00%, 6/05/17	10,000	GHS	2,580
25.40%, 7/31/17	30,000	GHS	7,681
23.00%, 8/21/17	111,000	GHS	27,347
23.47%, 5/21/18	90,000	GHS	22,328
			351,491
Hungary 7.8%
Government of Hungary,
4.00%, 4/25/18	4,960,000	HUF	18,547
6.50%, 6/24/19	20,820,000	HUF	84,948
7.50%, 11/12/20	13,160,000	HUF	57,198
5.375%, 2/21/23	790,000		875,320
A, 6.75%, 11/24/17	38,720,000	HUF	154,056
A, 5.50%, 12/20/18	23,830,000	HUF	93,797
A, 7.00%, 6/24/22	940,000	HUF	4,117
A, 6.00%, 11/24/23	6,340,000	HUF	26,925
			1,314,908
Indonesia 2.2%
Government of Indonesia,
7.875%, 4/15/19	32,000,000	IDR	2,414
8.375%, 3/15/34	1,720,000,000	IDR	130,392
FR27, 9.50%, 6/15/15	860,000,000	IDR	65,172
FR31, 11.00%, 11/15/20	7,000,000	IDR	599
senior bond, FR53, 8.25%, 7/15/21	17,000,000	IDR	1,300
senior note, FR70, 8.375%, 3/15/24	2,290,000,000	IDR	175,767
			375,644
Kenya 1.2%
[c]Government of Kenya, senior note, 144A, 6.875%, 6/24/24	200,000		210,010

Mexico 8.0%
Government of Mexico,
6.00%, 6/18/15	76,100[d] MXN		495,029
8.00%, 12/17/15	6,400[d] MXN		42,652
6.25%, 6/16/16	103,270[d] MXN		689,835

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

7.25%, 12/15/16	19,100[d] MXN		130,379
			1,357,895
Mongolia 1.1%
[c]Government of Mongolia, senior note, 144A, 5.125%, 12/05/22	200,000		181,620

Nigeria 0.0%†
Government of Nigeria, 13.05%, 8/16/16	700,000	NGN	3,488

Philippines 1.7%
Government of the Philippines, senior note, 1.625%, 4/25/16	13,120,000	PHP	292,860

Republic of Montenegro 0.7%
[c]Government of Montenegro, 144A, 5.375%, 5/20/19	110,000	EUR	126,203

Senegal 1.2%
[c]Government of Senegal, 144A, 6.25%, 7/30/24	200,000		197,082

Serbia 7.1%
[c]Government of Serbia, senior note, 144A, 7.25%, 9/28/21	250,000		288,023
Serbia Treasury Bond, 10.00%, 9/11/21	2,130,000	RSD	20,206
Serbia Treasury Note,
10.00%, 11/08/15	20,100,000	RSD	186,012
10.00%, 1/30/16	190,000	RSD	1,771
10.00%, 5/22/16	580,000	RSD	5,459
8.00%, 10/02/16	54,510,000	RSD	504,330
8.00%, 3/23/17	30,000	RSD	277
8.00%, 4/06/17	60,000	RSD	555
10.00%, 5/08/17	350,000	RSD	3,345
10.00%, 4/27/18	18,310,000	RSD	176,858
10.00%, 3/20/21	830,000	RSD	7,921
			1,194,757
Slovenia 1.3%
[c]Government of Slovenia, senior note, 144A, 5.50%, 10/26/22	200,000		227,926

South Korea 2.6%
Korea Monetary Stabilization Bond,
senior bond, 1.96%, 2/02/17	286,100,000	KRW	257,812
senior note, 2.07%, 12/02/16	115,200,000	KRW	103,946
Korea Treasury Bond, senior note, 3.00%, 12/10/16	95,400,000	KRW	87,274
			449,032
Sri Lanka 0.8%
Government of Sri Lanka,
10.60%, 7/01/19	1,260,000	LKR	10,229
10.60%, 9/15/19	290,000	LKR	2,363
A, 7.50%, 8/15/18	190,000	LKR	1,408
C, 8.50%, 4/01/18	15,500,000	LKR	118,371
			132,371
Ukraine 4.3%
[c]Government of Ukraine,
senior bond, 144A, 7.80%, 11/28/22	720,000		347,400
senior note, 144A, 7.50%, 4/17/23	530,000		278,250
[c]Kyiv Finance PLC (City of Kiev), loan participation, senior note, 144A, 9.375%, 7/11/16	200,000		95,750
			721,400
Uruguay 7.2%
[e]Government of Uruguay,
Index Linked, 4.25%, 4/05/27	281,955	UYU	10,272
senior bond, Index Linked, 5.00%, 9/14/18	331,348	UYU	12,586
senior bond, Index Linked, 4.375%, 12/15/28	1,946,730	UYU	71,833
senior bond, Index Linked, 4.00%, 7/10/30	297,528	UYU	10,483
Uruguay Notas del Tesoro,
10.25%, 8/22/15	17,810,000	UYU	662,625
9.50%, 1/27/16	10,000	UYU	373
11.00%, 3/21/17	120,000	UYU	4,318
7, 13.25%, 4/08/18	320,000	UYU	12,080
[e]10, Index Linked, 4.25%, 1/05/17	123,316	UYU	4,588
[e]13, Index Linked, 4.00%, 5/25/25	92,487	UYU	3,311
[e]18, Index Linked, 2.25%, 8/23/17	11,221,756	UYU	391,422

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Uruguay Treasury Bill, Strip,
7/02/15	30,000		UYU	1,108
11/26/15	230,000		UYU	8,093
7/28/16	120,000		UYU	3,923
4/03/17	70,000		UYU	2,071
5/19/17	410,000		UYU	11,891
				1,210,977
Zambia 1.3%
[c]Government of Zambia International Bond, 144A, 8.50%, 4/14/24	200,000			216,537
Total Foreign Government and Agency Securities (Cost $12,471,218)				10,431,432
Quasi-Sovereign and Corporate Bonds 12.0%
Costa Rica 3.8%
[f]Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	600,000			638,903
Nigeria 2.8%
[c]Access Bank PLC, sub. note, 144A, 9.25% to 6/23/19, FRN thereafter, 6/24/21	200,000			192,000
[c]Zenith Bank PLC, senior note, 144A, 6.25%, 4/22/19	300,000			290,043
				482,043
Poland 0.9%
[c,g]Play Topco SA, senior note, 144A, PIK, 7.75%, 2/28/20	140,000		EUR	159,764
Romania 0.7%
[c]Cable Communications Systems NV, senior secured note, 144A, 7.50%, 11/01/20	100,000		EUR	116,658
South Africa 1.6%
[c,m]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	200,000		EUR	55,342
[c,m]Edcon Ltd., senior secured note, 144A, 9.50%, 3/01/18	230,000		EUR	209,723
				265,065
Turkey 1.3%
[c]Yasar Holdings SA, senior note, 144A, 8.875%, 5/06/20	200,000			212,240
Ukraine 0.9%
[h]State Export-Import Bank of Ukraine (Biz Finance PLC), loan participation, Reg S,	200,000			147,125
8.75%, 1/22/18
Total Quasi-Sovereign and Corporate Bonds (Cost $2,247,275)				2,021,798
Total Investments before Short Term Investments (Cost $14,718,493)				12,453,230

Short Term Investments 15.0%
Foreign Government and Agency Securities 2.4%
Indonesia 0.4%
[i]Indonesia Treasury Bills, 1/07/16 - 2/04/16	871,000,000		IDR	63,541
Malaysia 1.5%
Government of Malaysia,
3.835%, 8/12/15	120,000		MYR	32,788
3.197%, 10/15/15	320,000		MYR	87,348
[i]Malaysia Treasury Bills, 6/05/15 - 1/22/16	470,000		MYR	127,347
				247,483
Mexico 0.3%
[i]Mexico Treasury Bills, 6/25/15 - 3/31/16	83,250	[j]	MXN	53,508
Philippines 0.2%
[i]Philippine Treasury Bills, 7/08/15 - 3/02/16	1,800,000		PHP	40,260
Uruguay 0.0%†
[i]Uruguay Treasury Bills, 1/04/16 - 4/11/16	50,000		UYU	1,721
Total Foreign Government and Agency Securities (Cost $415,913)				406,513
Total Investments before Money Market Funds (Cost $15,134,406)				12,859,743
	Shares
Money Market Funds (Cost $2,143,233) 12.6%
United States 12.6%
[k,l]Institutional Fiduciary Trust Money Market Portfolio	2,143,233			2,143,233

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Total Investments (Cost $17,277,639) 88.6%	15,002,976
Other Assets, less Liabilities 11.4%	1,925,782
Net Assets 100.0%	$16,928,758

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aPrincipal amount is stated in 1,000 Brazilian Real Units.
bRedemption price at maturity is adjusted for inflation.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
May 31, 2015, the aggregate value of these securities was $4,339,451, representing 25.63% of net assets.
dPrincipal amount is stated in 100 Mexican Peso Units.
ePrincipal amount of security is adjusted for inflation.
fSee Note 6 regarding restricted securities.
gIncome may be received in additional securities and/or cash.
hSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.
iThe security is traded on a discount basis with no stated coupon rate.
jPrincipal amount is stated in 10 Mexican Peso Units.
kNon-income producing.
lInstitutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
mAt May 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.

At May 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Peruvian Nuevo Sol	DBAB	Buy	130,000	$45,108	6/09/15	$-	$(3,945)
Chilean Peso	DBAB	Buy	37,315,000	58,273	6/17/15	1,980	-
Chilean Peso	DBAB	Buy	36,852,500	57,127	6/18/15	2,373	-
Chilean Peso	MSCO	Buy	20,978,983	35,108	6/19/15	-	(1,240)
Chilean Peso	MSCO	Buy	15,873,517	26,500	6/22/15	-	(882)
Philippine Peso	DBAB	Buy	2,407,100	53,641	6/29/15	330	-
Philippine Peso	DBAB	Buy	816,880	18,571	6/30/15	-	(257)
Malaysian Ringgit	JPHQ	Buy	291,780	89,041	7/01/15	-	(9,641)
Philippine Peso	JPHQ	Buy	823,000	18,814	7/01/15	-	(363)
Malaysian Ringgit	JPHQ	Buy	89,250	27,249	7/02/15	-	(2,964)
Malaysian Ringgit	DBAB	Buy	16,110	4,925	7/03/15	-	(542)
Malaysian Ringgit	JPHQ	Buy	342,000	91,812	7/03/15	1,239	-
Malaysian Ringgit	DBAB	Buy	151,500	46,354	7/07/15	-	(5,148)
Indian Rupee	JPHQ	Buy	13,837,500	218,558	7/17/15	-	(3,443)
Euro	DBAB	Sell	128,180	173,793	7/21/15	32,870	-
Malaysian Ringgit	HSBK	Buy	356,895	109,692	7/21/15	-	(12,733)
Euro	DBAB	Sell	137,450	184,403	8/13/15	33,236	-
Chilean Peso	CITI	Buy	18,742,000	31,021	8/17/15	-	(937)
Chilean Peso	JPHQ	Buy	18,573,000	30,768	8/17/15	-	(955)
Philippine Peso	DBAB	Buy	2,407,100	53,640	9/30/15	81	-
Malaysian Ringgit	JPHQ	Buy	827,050	219,144	10/01/15	4,278	-
Euro	DBAB	Sell	450,800	570,172	10/02/15	73,966	-

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
South Korean Won	JPHQ	Buy	227,006,000	203,730	10/02/15	-	(646)
Euro	DBAB	Sell	393,000	493,934	10/07/15	61,313	-
Japanese Yen	JPHQ	Sell	40,000,000	369,259	10/07/15	46,341	-
Euro	DBAB	Sell	155,000	168,787	10/08/15	-	(1,843)
Japanese Yen	HSBK	Sell	19,800,000	183,763	10/09/15	23,913	-
Japanese Yen	BZWS	Sell	10,100,000	93,799	10/13/15	12,254	-
Japanese Yen	DBAB	Sell	9,900,000	91,999	10/13/15	12,068	-
Euro	DBAB	Sell	100,000	127,530	10/29/15	17,406	-
Euro	DBAB	Sell	118,000	150,680	10/30/15	20,731	-
Euro	DBAB	Sell	59,000	74,000	11/05/15	9,018	-
Euro	BZWS	Sell	100,000	125,153	11/16/15	14,994	-
Euro	CITI	Sell	281,000	348,187	12/07/15	38,509	-
Malaysian Ringgit	JPHQ	Buy	239,000	64,656	1/11/16	-	(572)
Euro	CITI	Sell	28,594	33,537	1/20/16	1,993	-
Euro	DBAB	Sell	110,000	125,505	1/29/16	4,134	-
Euro	DBAB	Sell	100,000	113,630	2/03/16	3,281	-
Japanese Yen	JPHQ	Sell	20,400,000	174,875	2/08/16	9,698	-
Japanese Yen	SCNY	Sell	20,370,000	174,588	2/08/16	9,654	-
Japanese Yen	BZWS	Sell	20,370,000	174,586	2/09/16	9,648	-
Japanese Yen	JPHQ	Sell	20,420,000	174,956	2/09/16	9,612	-
Euro	BZWS	Sell	367,000	400,753	4/01/16	-	(4,857)
Japanese Yen	BZWS	Sell	46,442,500	390,040	4/01/16	13,396	-
Malaysian Ringgit	DBAB	Buy	389,000	101,851	4/01/16	1,878	-
Ghanaian Cedi	BZWS	Buy	41,344	8,759	4/08/16	-	(331)
South Korean Won	JPHQ	Buy	45,013,200	40,793	5/16/16	-	(633)
South Korean Won	JPHQ	Buy	44,970,700	40,879	5/18/16	-	(758)
Euro	JPHQ	Sell	109,400	125,560	5/20/16	4,478	-
South Korean Won	JPHQ	Buy	33,768,000	30,906	5/20/16	-	(780)
Euro	BZWS	Sell	105,000	117,760	5/23/16	1,539	-
Mexican Peso	JPHQ	Buy	6,083,000	385,794	5/31/16	-	(1,447)
Totals Forward Exchange Contracts unrealized appreciation (depreciation)						$476,211	$(54,917)
Net unrealized appreciation (depreciation)						$421,294
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At May 31, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
	Counterparty/	Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%	LCH	$960,000	10/17/17	$583	$-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.018%	CME	520,000	8/22/23	-	(42,497)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%	LCH	440,000	1/22/25	8,099	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	550,000	1/23/25	7,338	-

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	320,000	1/27/25	4,256	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	80,000	1/29/25	1,341	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	70,000	1/30/25	1,151	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	110,000	2/03/25	3,114	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.848%	CME	300,000	8/22/43	-	(78,483)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.849%	CME	300,000	12/23/43	-	(80,806)
Totals Interest Rate Swap Contracts				$25,882	$(201,786)
Net unrealized appreciation (depreciation)					$(175,904)

ABBREVIATIONS

Counterparty/Exchange

BZWS - Barclays Bank PLC
CITI - Citibank N.A.
CME - Chicago Mercantile Exchange
DBAB - Deutsche Bank AG
HSBK - HSBC Bank PLC
JPHQ - JPMorgan Chase Bank, N.A.
LCH - London Clearing House
MSCO - Morgan Stanley and Co. Inc.
SCNY - Standard Chartered Bank

Currency

BRL - Brazilian Real
EUR - Euro
GHS - Ghanaian Cedi
HUF - Hungarian Forint
IDR - Indonesian Rupiah
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
NGN - Nigerian Naira
PHP - Philippine Peso
RSD - Serbian Dinar
UYU - Uruguayan Peso

Selected Portfolio

FRN - Floating Rate Note
PIK - Payment-In-Kind

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited)

Templeton Global Bond Fund	Principal Amount*			Value
Foreign Government and Agency Securities 53.4%
Brazil 4.2%
Letra Tesouro Nacional, Strip,
1/01/16	559,730	[a]	BRL	$162,648,520
1/01/17	988,370	[a]	BRL	254,265,451
1/01/18	615,590	[a]	BRL	141,618,727
Nota Do Tesouro Nacional,
10.00%, 1/01/21	195,750	[a]	BRL	55,949,903
10.00%, 1/01/23	744,290	[a]	BRL	209,217,630
[b]Index Linked, 6.00%, 5/15/17	4,429	[a]	BRL	3,643,781
[b]Index Linked, 6.00%, 5/15/19	458,561	[a]	BRL	374,922,405
[b]Index Linked, 6.00%, 8/15/20	39,290	[a]	BRL	32,110,812
[b]Index Linked, 6.00%, 8/15/22	1,050,004	[a]	BRL	858,808,335
[b]Index Linked, 6.00%, 5/15/23	379,926	[a]	BRL	311,641,831
[b]Index Linked, 6.00%, 8/15/24	252,192	[a]	BRL	210,264,552
[b]Index Linked, 6.00%, 8/15/50	133,230	[a]	BRL	112,068,497
senior note, 10.00%, 1/01/19	569,840	[a]	BRL	166,566,288
				2,893,726,732
Hungary 6.4%
Government of Hungary,
4.125%, 2/19/18	136,990,000			143,579,219
4.00%, 4/25/18	25,821,730,000		HUF	96,554,547
6.00%, 1/11/19	179,922,000		EUR	230,928,878
6.50%, 6/24/19	74,957,040,000		HUF	305,833,456
7.50%, 11/12/20	21,125,910,000		HUF	91,820,569
5.375%, 2/21/23	252,890,000			280,202,120
A, 6.75%, 11/24/17	110,833,790,000		HUF	440,976,451
A, 5.50%, 12/20/18	38,023,730,000		HUF	149,665,287
A, 7.00%, 6/24/22	39,464,430,000		HUF	172,838,540
A, 6.00%, 11/24/23	47,097,950,000		HUF	200,020,501
B, 6.75%, 2/24/17	45,802,050,000		HUF	176,749,552
B, 5.50%, 6/24/25	15,576,440,000		HUF	65,009,701
senior note, 6.25%, 1/29/20	390,004,000			444,255,506
senior note, 6.375%, 3/29/21	927,200,000			1,073,998,940
senior note, 5.375%, 3/25/24	83,320,000			92,648,507
[c]senior note, Reg S, 3.50%, 7/18/16	11,765,000		EUR	13,333,848
[c]senior note, Reg S, 4.375%, 7/04/17	104,973,000		EUR	123,375,791
[c]senior note, Reg S, 5.75%, 6/11/18	143,730,000		EUR	179,685,119
[c]senior note, Reg S, 3.875%, 2/24/20	41,781,000		EUR	51,158,522
				4,332,635,054
Iceland 0.3%
[d]Government of Iceland, 144A, 5.875%, 5/11/22	173,200,000			199,447,594

India 2.2%
Government of India,
senior bond, 7.80%, 5/03/20	14,439,400,000		INR	226,160,409
senior bond, 8.28%, 9/21/27	4,362,400,000		INR	70,124,225
senior bond, 8.60%, 6/02/28	14,975,000,000		INR	248,770,496
senior note, 7.28%, 6/03/19	561,300,000		INR	8,666,451
senior note, 8.12%, 12/10/20	10,842,300,000		INR	172,128,146
senior note, 8.35%, 5/14/22	4,260,400,000		INR	68,297,466
senior note, 7.16%, 5/20/23	4,378,700,000		INR	65,744,040
senior note, 8.83%, 11/25/23	37,754,900,000		INR	625,747,904
				1,485,639,137
Indonesia 2.5%
Government of Indonesia,
7.875%, 4/15/19	612,998,000,000		IDR	46,239,052
8.375%, 3/15/34	2,917,910,000,000		IDR	221,204,131
FR27, 9.50%, 6/15/15	55,210,000,000		IDR	4,183,897
FR28, 10.00%, 7/15/17	104,700,000,000		IDR	8,271,488

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
FR30, 10.75%, 5/15/16	185,655,000,000		IDR	14,497,205
FR31, 11.00%, 11/15/20	919,348,000,000		IDR	78,643,050
FR32, 15.00%, 7/15/18	1,150,000,000		IDR	103,998
FR34, 12.80%, 6/15/21	1,522,849,000,000		IDR	141,224,600
FR35, 12.90%, 6/15/22	816,108,000,000		IDR	77,158,115
FR36, 11.50%, 9/15/19	437,062,000,000		IDR	37,263,294
FR37, 12.00%, 9/15/26	66,550,000,000		IDR	6,391,296
FR39, 11.75%, 8/15/23	556,845,000,000		IDR	51,004,106
FR40, 11.00%, 9/15/25	710,760,000,000		IDR	63,959,800
FR42, 10.25%, 7/15/27	818,390,000,000		IDR	71,183,317
FR43, 10.25%, 7/15/22	337,191,000,000		IDR	28,309,612
FR44, 10.00%, 9/15/24	197,824,000,000		IDR	16,679,807
FR46, 9.50%, 7/15/23	2,825,220,000,000		IDR	230,040,431
FR47, 10.00%, 2/15/28	1,854,867,000,000		IDR	158,499,683
FR48, 9.00%, 9/15/18	341,640,000,000		IDR	26,690,352
FR52, 10.50%, 8/15/30	896,704,000,000		IDR	80,183,989
senior bond, FR53, 8.25%, 7/15/21	128,956,000,000		IDR	9,860,492
senior note, 8.50%, 10/15/16	70,944,000,000		IDR	5,439,901
senior note, FR70, 8.375%, 3/15/24	3,894,190,000,000		IDR	298,896,217
				1,675,927,833
Ireland 1.4%
Government of Ireland, senior bond, 5.40%, 3/13/25	612,637,230		EUR	933,898,011

Lithuania 0.6%
[d]Government of Lithuania, 144A,
7.375%, 2/11/20	259,310,000			315,515,442
6.125%, 3/09/21	101,430,000			119,592,056
				435,107,498
Malaysia 2.2%
Government of Malaysia,
4.72%, 9/30/15	2,501,900,000		MYR	686,239,329
senior bond, 4.262%, 9/15/16	1,021,117,000		MYR	282,349,785
senior note, 3.172%, 7/15/16	1,827,250,000		MYR	498,604,207
				1,467,193,321
Mexico 5.9%
Government of Mexico,
6.00%, 6/18/15	100,089,240	[e]	MXN	651,079,060
8.00%, 12/17/15	223,461,510	[e]	MXN	1,489,220,836
6.25%, 6/16/16	93,478,050	[e]	MXN	624,425,723
7.25%, 12/15/16	140,065,800	[e]	MXN	956,108,649
[f]Mexican Udibonos, Index Linked,
5.00%, 6/16/16	13,627,601	[g]	MXN	92,726,023
3.50%, 12/14/17	11,546,343	[g]	MXN	79,545,596
4.00%, 6/13/19	7,223,599	[g]	MXN	50,792,299
2.50%, 12/10/20	5,783,619	[g]	MXN	37,964,424
				3,981,862,610
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	184,399,000		PEN	65,844,305

Philippines 0.7%
Government of the Philippines,
4.625%, 11/25/15	1,756,700,000		PHP	39,730,992
senior bond, 9.125%, 9/04/16	619,630,000		PHP	14,814,649
senior note, 1.625%, 4/25/16	20,605,740,000		PHP	459,953,292
				514,498,933
Poland 6.6%
Government of Poland,
6.25%, 10/24/15	5,168,683,000		PLN	1,406,149,368
5.00%, 4/25/16	2,472,048,000		PLN	680,046,811
4.75%, 10/25/16	3,039,400,000		PLN	845,979,257
4.75%, 4/25/17	285,830,000		PLN	80,586,902
5.75%, 9/23/22	495,970,000		PLN	158,813,480
[h]FRN, 2.01%, 1/25/17	2,005,988,000		PLN	535,901,863

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
[h]FRN, 2.01%, 1/25/21	1,721,975,000	PLN	455,717,198
senior note, 6.375%, 7/15/19	297,700,000		347,674,899
			4,510,869,778
Portugal 2.4%
Government of Portugal,
[d]144A, 5.125%, 10/15/24	585,500,000		624,781,195
[c]Reg S, 3.875%, 2/15/30	820,750,000	EUR	995,535,917
[c]senior bond, Reg S, 4.95%, 10/25/23	5,772,600	EUR	7,661,027
[c]senior note, Reg S, 5.65%, 2/15/24	14,427,600	EUR	19,969,856
			1,647,947,995
Serbia 0.8%
[d]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	100,490,000		104,565,874
4.875%, 2/25/20	190,710,000		196,577,193
7.25%, 9/28/21	211,710,000		243,908,974
			545,052,041
Singapore 0.4%
Government of Singapore, senior note, 1.125%, 4/01/16	328,050,000	SGD	243,750,044

Slovenia 1.4%
[d]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	397,289,000		452,762,463
5.85%, 5/10/23	408,080,000		476,731,298
			929,493,761
South Korea 11.8%
Government of Korea, senior bond, 5.625%, 11/03/25	13,150,000		16,594,051
Korea Monetary Stabilization Bond,
senior bond, 2.80%, 8/02/15	371,739,100,000	KRW	334,281,256
senior bond, 2.81%, 10/02/15	152,005,000,000	KRW	136,949,528
senior bond, 1.96%, 2/02/17	337,287,200,000	KRW	303,939,041
senior note, 2.76%, 6/02/15	1,835,253,600,000	KRW	1,647,297,020
senior note, 2.90%, 12/02/15	1,159,921,000,000	KRW	1,047,481,274
senior note, 2.78%, 2/02/16	805,900,480,000	KRW	728,601,004
senior note, 2.80%, 4/02/16	66,000,000,000	KRW	59,789,268
senior note, 2.79%, 6/02/16	172,039,000,000	KRW	156,115,397
senior note, 2.46%, 8/02/16	407,886,800,000	KRW	369,298,465
senior note, 2.22%, 10/02/16	216,924,000,000	KRW	196,015,108
senior note, 2.07%, 12/02/16	677,869,000,000	KRW	611,646,418
Korea Treasury Bond,
senior bond, 5.25%, 9/10/15	26,000,000,000	KRW	23,560,022
senior bond, 4.00%, 3/10/16	798,759,900,000	KRW	729,587,373
senior bond, 5.00%, 9/10/16	175,000,000,000	KRW	163,511,828
senior note, 3.25%, 6/10/15	239,917,540,000	KRW	215,411,547
senior note, 4.00%, 9/10/15	82,830,000,000	KRW	74,808,850
senior note, 2.75%, 6/10/16	432,225,200,000	KRW	392,104,026
senior note, 3.00%, 12/10/16	914,279,640,000	KRW	836,401,300
			8,043,392,776
Sri Lanka 1.1%
Government of Sri Lanka,
8.00%, 1/01/17	476,700,000	LKR	3,623,400
8.25%, 3/01/17	907,610,000	LKR	6,927,333
8.00%, 6/15/17	557,250,000	LKR	4,236,389
10.60%, 7/01/19	7,357,980,000	LKR	59,734,168
10.60%, 9/15/19	18,459,660,000	LKR	150,394,570
8.00%, 11/01/19	557,250,000	LKR	4,166,650
11.20%, 7/01/22	1,288,300,000	LKR	10,975,066
A, 6.50%, 7/15/15	3,488,190,000	LKR	26,042,853
A, 11.00%, 8/01/15	15,208,000,000	LKR	114,326,707
A, 8.50%, 11/01/15	2,571,370,000	LKR	19,339,581
A, 6.40%, 8/01/16	2,094,100,000	LKR	15,618,704
A, 5.80%, 1/15/17	2,419,800,000	LKR	17,799,254
A, 7.50%, 8/15/18	1,127,970,000	LKR	8,362,593
A, 8.00%, 11/15/18	6,671,840,000	LKR	50,072,657

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
A, 9.00%, 5/01/21	10,254,020,000	LKR	78,444,400
B, 11.00%, 9/01/15	3,443,800,000	LKR	25,988,354
B, 6.40%, 10/01/16	1,421,400,000	LKR	10,574,155
B, 5.80%, 7/15/17	810,400,000	LKR	5,895,479
B, 8.50%, 7/15/18	1,975,710,000	LKR	15,091,844
C, 8.50%, 4/01/18	7,340,380,000	LKR	56,057,223
D, 8.50%, 6/01/18	7,532,460,000	LKR	57,509,208
			741,180,588
[i]Supranational 0.3%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	2,473,000,000	MXN	184,229,625

Ukraine 2.1%
[d]Government of Ukraine,
144A, 6.875%, 9/23/15	10,500,000		5,473,125
144A, 9.25%, 7/24/17	707,200,000		342,108,000
144A, 7.75%, 9/23/20	181,290,000		86,706,475
senior bond, 144A, 6.58%, 11/21/16	135,700,000		66,238,563
senior bond, 144A, 7.80%, 11/28/22	572,565,000		276,262,612
senior note, 144A, 4.95%, 10/13/15	50,870,000	EUR	28,955,821
senior note, 144A, 6.25%, 6/17/16	349,346,000		168,341,104
senior note, 144A, 6.75%, 11/14/17	82,883,000		40,198,255
senior note, 144A, 7.95%, 2/23/21	554,350,000		267,127,406
senior note, 144A, 7.50%, 4/17/23	273,808,000		143,749,200
			1,425,160,561
Total Foreign Government and Agency Securities (Cost $39,965,989,716)			36,256,858,197
Quasi-Sovereign and Corporate Bonds 1.3%
Hungary 0.4%
[d]Hungarian Development Bank, senior note, 144A, 6.25%, 10/21/20	250,000,000		281,680,000

India 0.7%
Food Corp. of India, secured note, 6, 9.95%, 3/07/22	22,550,000,000	INR	386,589,368
Mahanagar Telephone Nigam Ltd.,
8.24%, 11/19/24	3,350,000,000	INR	53,626,067
8.29%, 11/28/24	3,050,000,000	INR	49,149,096
			489,364,531
South Korea 0.0%†
The Export-Import Bank of Korea, senior note, 4.625%, 2/20/17	14,090,000	EUR	16,591,538

Ukraine 0.2%
[d]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	23,747,000		10,954,729
7.40%, 4/20/18	238,810,000		109,554,087
			120,508,816
Total Quasi-Sovereign and Corporate Bonds (Cost $1,013,809,059)			908,144,885
Total Investments before Short Term Investments (Cost $40,979,798,775)			37,165,003,082

Short Term Investments 34.8%
Foreign Government and Agency Securities 12.1%
Hungary 0.0%†
[j]Hungary Treasury Bill, 9/16/15	4,151,970,000	HUF	14,694,934
Indonesia 0.2%
[j]Indonesia Treasury Bills, 1/07/16 - 2/04/16	1,468,689,000,000	IDR	107,143,388
Malaysia 3.4%
[j]Bank of Negara Monetary Notes, 6/03/15 - 11/24/15	6,862,784,000	MYR	1,854,530,384
Government of Malaysia,
3.835%, 8/12/15	771,220,000	MYR	210,723,688
3.197%, 10/15/15	660,315,000	MYR	180,240,505

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
[j]Malaysia Treasury Bills, 6/05/15 - 4/29/16	212,080,000		MYR	57,201,942
				2,302,696,519
Mexico 3.2%
[j]Mexico Treasury Bills, 6/11/15 - 4/14/16	3,396,192,880	[k]	MXN	2,177,750,710
Philippines 0.4%
[j]Philippine Treasury Bills, 6/03/15 - 3/02/16	12,196,040,000		PHP	271,899,845
Singapore 3.2%
[j]Monetary Authority of Singapore Treasury Bills,
7/03/15	1,839,790,000		SGD	1,363,768,646
6/26/15 - 8/21/15	1,069,080,000		SGD	792,250,440
				2,156,019,086
South Korea 1.7%
Korea Monetary Stabilization Bond, senior note,
2.13%, 10/08/15	223,563,600,000		KRW	200,988,304
1.92%, 3/09/16	15,612,800,000		KRW	14,039,188
1.74%, 5/09/16	232,085,700,000		KRW	208,420,501
[j]Korea Monetary Stabilization Bonds, 7/07/15 - 10/06/15	844,177,700,000		KRW	755,482,037
				1,178,930,030
Total Foreign Government and Agency Securities (Cost $8,542,086,294)				8,209,134,512
U.S. Government and Agency Securities (Cost $1,791,941,685) 2.6%
United States 2.6%
[j]FHLB, 6/01/15 - 6/05/15	1,791,950,000			1,791,948,458
Total Investments before Money Market Funds (Cost $51,313,826,754)				47,166,086,052
	Shares
Money Market Funds (Cost $13,658,459,346) 20.1%
United States 20.1%
[l,m]Institutional Fiduciary Trust Money Market Portfolio	13,658,459,346			13,658,459,346
Total Investments (Cost $64,972,286,100) 89.5%				60,824,545,398
Other Assets, less Liabilities 10.5%				7,151,239,975
Net Assets 100.0%				$67,975,785,373

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31, 2015, the aggregate value of these securities was $1,390,720,080, representing 2.05% of net assets.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
May 31, 2015, the aggregate value of these securities was $4,561,231,466, representing 6.71% of net assets.
e Principal amount is stated in 100 Mexican Peso Units.
f Principal amount of security is adjusted for inflation.
g Principal amount is stated in 100 Unidad de Inversion Units.
h The coupon rate shown represents the rate at period end.
i A supranational organization is an entity formed by two or more central governments through international treaties.
j The security is traded on a discount basis with no stated coupon rate.
k Principal amount is stated in 10 Mexican Peso Units.
l Non-income producing.
m Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

At May 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	GSCO	Buy	203,544,000	221,761,188		6/01/15	$1,860,880	$-
Euro	GSCO	Sell	203,544,000	276,959,268		6/01/15	53,337,199	-
Chilean Peso	MSCO	Buy	26,179,074,000	46,103,718		6/02/15	-	(3,765,615)
Chilean Peso	MSCO	Sell	26,179,074,000	42,395,262		6/02/15	57,159	-
Indian Rupee	JPHQ	Buy	7,341,887,767	115,338,744		6/02/15	-	(242,891)
Indian Rupee	JPHQ	Sell	7,341,887,767	114,896,522		6/02/15	-	(199,331)
Chilean Peso	JPHQ	Buy	31,264,830,000	55,092,211		6/03/15	-	(4,534,459)
Chilean Peso	JPHQ	Sell	31,264,830,000	50,795,825		6/03/15	238,072	-
Indian Rupee	HSBK	Buy	3,044,997,250	48,475,639		6/03/15	-	(748,908)
Chilean Peso	BZWS	Buy	30,271,200,000	53,266,233		6/04/15	-	(4,320,378)
Chilean Peso	MSCO	Buy	24,383,100,000	39,201,125		6/04/15	224,192	-
Chilean Peso	DBAB	Buy	69,519,709,800	119,341,514		6/05/15	-	(6,946,041)
Chilean Peso	MSCO	Buy	12,816,000,000	22,454,665		6/05/15	-	(1,734,492)
Euro	BZWS	Sell	165,594,422	225,531,323		6/05/15	43,592,910	-
Chilean Peso	DBAB	Buy	38,524,135,000	62,674,146		6/08/15	-	(410,067)
Chilean Peso	MSCO	Buy	31,194,000,000	51,246,652		6/08/15	-	(829,798)
Euro	DBAB	Sell	196,930,000	268,559,349		6/08/15	52,184,221	-
Euro	HSBK	Sell	406,025,025	528,782,631		6/08/15	82,666,160	-
Indian Rupee	JPHQ	Buy	5,912,162,767	92,955,611		6/08/15	-	(371,683)
Malaysian Ringgit	DBAB	Buy	28,167,000	8,523,831		6/08/15	-	(845,342)
Malaysian Ringgit	DBAB	Sell	28,167,000	7,714,239		6/08/15	35,750	-
Mexican Peso	CITI	Buy	1,672,699,230	125,598,765		6/08/15	-	(17,024,233)
Polish Zloty	DBAB	Buy	354,200,000	83,640,314	EUR	6/08/15	2,694,676	-
Euro	GSCO	Sell	102,043,700	139,172,300		6/09/15	27,051,229	-
Hungarian Forint	DBAB	Buy	11,159,470,000	36,269,257	EUR	6/09/15	-	(211,499)
Indian Rupee	DBAB	Buy	2,510,663,000	40,020,579		6/09/15	-	(710,803)
Japanese Yen	CITI	Sell	28,538,800,000	279,430,541		6/09/15	49,437,771	-
Japanese Yen	HSBK	Sell	42,738,600,000	418,419,275		6/09/15	73,991,024	-
Mexican Peso	CITI	Buy	1,670,822,000	125,980,924		6/09/15	-	(17,536,338)
Polish Zloty	DBAB	Buy	52,182,000	12,717,391	EUR	6/09/15	-	(37,821)
Singapore Dollar	DBAB	Buy	150,355,000	119,656,997		6/09/15	-	(8,159,657)
Singapore Dollar	GSCO	Buy	87,786,250	69,915,777		6/09/15	-	(4,816,955)
Chilean Peso	CITI	Buy	20,803,900,000	32,948,844		6/10/15	668,133	-
Chilean Peso	MSCO	Buy	24,865,500,000	39,339,166		6/10/15	840,942	-
Japanese Yen	BZWS	Sell	35,594,850,000	348,601,719		6/10/15	61,740,525	-
Japanese Yen	CITI	Sell	12,207,090,000	119,370,734		6/10/15	20,993,008	-
Japanese Yen	HSBK	Sell	37,908,340,000	371,397,332		6/10/15	65,891,573	-
Japanese Yen	DBAB	Sell	12,553,300,000	122,902,878		6/11/15	21,733,588	-
Polish Zloty	BZWS	Buy	52,182,000	12,614,555	EUR	6/11/15	74,008	-
Polish Zloty	CITI	Buy	61,037,800	14,589,779	EUR	6/11/15	268,516	-
Polish Zloty	DBAB	Buy	52,182,000	12,619,589	EUR	6/11/15	68,477	-
Chilean Peso	DBAB	Buy	42,442,897,000	69,209,779		6/12/15	-	(640,723)
Euro	GSCO	Sell	104,415,800	141,660,916		6/12/15	26,929,059	-

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Mexican Peso	CITI	Buy	3,397,747,360	254,094,179		6/12/15	-	(33,612,993)
Polish Zloty	DBAB	Buy	312,838,000	74,687,963	EUR	6/12/15	1,470,837	-
Euro	DBAB	Sell	70,474,000	95,518,345		6/15/15	18,078,677	-
Indian Rupee	JPHQ	Buy	5,912,162,767	94,058,845		6/15/15	-	(1,589,796)
Mexican Peso	CITI	Buy	1,460,250,600	109,324,744		6/15/15	-	(14,589,706)
Singapore Dollar	JPHQ	Buy	135,883,000	103,569,360		6/15/15	-	(2,818,453)
Malaysian Ringgit	JPHQ	Buy	140,706,364	39,657,938		6/16/15	-	(1,323,970)
Malaysian Ringgit	JPHQ	Sell	140,706,364	38,754,610		6/16/15	420,642	-
Polish Zloty	MSCO	Buy	267,265,000	65,185,472	EUR	6/16/15	-	(269,249)
Singapore Dollar	DBAB	Buy	150,260,000	108,100,719		6/16/15	3,307,378	-
Chilean Peso	DBAB	Buy	13,621,865,000	21,272,531		6/17/15	722,923	-
Japanese Yen	CITI	Sell	4,208,470,000	41,368,203		6/17/15	7,448,503	-
Chilean Peso	DBAB	Buy	13,453,500,000	20,854,906		6/18/15	866,417	-
Chilean Peso	JPHQ	Buy	37,392,177,200	58,107,501		6/18/15	2,263,969	-
Chilean Peso	MSCO	Buy	42,667,479,438	69,699,667		6/19/15	876,825	(1,694,984)
Malaysian Ringgit	JPHQ	Buy	159,282,000	44,918,782		6/19/15	-	(1,534,005)
Malaysian Ringgit	JPHQ	Sell	159,282,000	43,860,007		6/19/15	475,230	-
Chilean Peso	BZWS	Buy	1,883,586,000	3,114,652		6/22/15	-	(74,782)
Chilean Peso	JPHQ	Buy	18,232,450,000	30,216,192		6/22/15	-	(791,312)
Chilean Peso	MSCO	Buy	35,967,100,562	59,623,402		6/22/15	-	(1,577,028)
Euro	BZWS	Sell	19,959,932	27,153,990		6/22/15	5,219,239	-
Japanese Yen	DBAB	Sell	24,749,910,000	243,051,262		6/22/15	43,556,184	-
Mexican Peso	CITI	Buy	1,314,260,000	98,167,015		6/22/15	-	(12,947,752)
Singapore Dollar	HSBK	Buy	163,895,000	124,739,326		6/22/15	-	(3,239,322)
Chilean Peso	DBAB	Buy	20,283,160,000	31,419,967		6/23/15	1,311,084	-
Malaysian Ringgit	HSBK	Buy	167,392,229	47,095,695		6/23/15	-	(1,515,782)
Indian Rupee	JPHQ	Buy	5,438,122,010	84,784,396		6/29/15	58,025	-
Indian Rupee	HSBK	Buy	6,669,238,000	104,602,700		6/30/15	-	(573,789)
Japanese Yen	BZWS	Sell	11,637,164,000	114,847,045		6/30/15	21,036,218	-
Indian Rupee	DBAB	Buy	7,909,375,896	123,608,141		7/06/15	-	(382,011)
Chilean Peso	DBAB	Buy	23,157,342,000	36,713,397		7/07/15	603,570	-
Malaysian Ringgit	HSBK	Buy	497,925,000	152,303,245		7/07/15	-	(16,873,518)
Philippine Peso	HSBK	Buy	2,511,000,000	57,381,170		7/07/15	-	(1,103,939)
Malaysian Ringgit	DBAB	Buy	108,664,680	30,030,311		7/08/15	-	(477,238)
Malaysian Ringgit	DBAB	Sell	108,664,680	30,046,918		7/08/15	493,845	-
Indian Rupee	DBAB	Buy	1,979,778,000	31,294,851		7/09/15	-	(468,743)
Chilean Peso	DBAB	Buy	24,066,765,000	42,240,921		7/10/15	-	(3,469,771)
Euro	JPHQ	Sell	117,193,824	159,691,820		7/10/15	30,869,046	-
Mexican Peso	CITI	Buy	3,482,973,187	261,621,963		7/10/15	-	(36,084,620)
Chilean Peso	DBAB	Buy	11,693,890,000	18,943,609		7/13/15	-	(110,442)
Malaysian Ringgit	DBAB	Buy	1,263,085,810	320,718,536	EUR	7/13/15	-	(9,184,826)
Mexican Peso	CITI	Buy	2,335,652,631	157,690,771		7/13/15	-	(6,481,589)
Chilean Peso	MSCO	Buy	21,847,300,000	34,846,957		7/15/15	331,576	-
Indian Rupee	DBAB	Buy	2,891,384,000	45,694,797		7/15/15	-	(728,032)
Malaysian Ringgit	JPHQ	Buy	1,281,008,255	295,907,625	EUR	7/15/15	22,894,075	-
Euro	BZWS	Sell	100,903,000	137,819,372		7/16/15	26,893,622	-
Euro	GSCO	Sell	91,986,000	125,594,005		7/16/15	24,470,986	-
Euro	MSCO	Sell	100,845,000	137,689,729		7/16/15	26,827,741	-
Japanese Yen	HSBK	Sell	12,607,090,000	108,606,909		7/16/15	6,957,953	-
Japanese Yen	SCNY	Sell	10,082,050,000	86,488,492		7/16/15	5,198,531	-

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Indian Rupee	JPHQ	Buy	7,481,629,900	118,169,683		7/17/15	-	(1,861,540)
Chilean Peso	DBAB	Buy	20,505,700,000	32,956,766		7/20/15	45,492	-
Euro	BZWS	Sell	158,260,000	214,557,830		7/20/15	40,566,996	-
Euro	GSCO	Sell	91,986,000	124,771,650		7/20/15	23,642,364	-
Indian Rupee	DBAB	Buy	4,833,959,000	76,287,525		7/20/15	-	(1,184,222)
Malaysian Ringgit	JPHQ	Buy	1,232,791,836	290,885,886	EUR	7/20/15	15,146,042	-
Japanese Yen	DBAB	Sell	25,032,090,000	215,264,995		7/21/15	13,423,299	-
Japanese Yen	HSBK	Sell	10,034,848,500	86,131,603		7/21/15	5,217,430	-
Euro	DBAB	Sell	87,055,000	118,037,875		7/22/15	22,326,757	-
Euro	MSCO	Sell	94,240,000	127,576,458		7/22/15	23,965,916	-
Indian Rupee	DBAB	Buy	725,918,000	11,425,788		7/22/15	-	(151,948)
Indian Rupee	JPHQ	Buy	3,511,942,000	55,303,299		7/22/15	-	(761,230)
Malaysian Ringgit	DBAB	Buy	193,897,100	59,614,789		7/22/15	-	(6,942,249)
Malaysian Ringgit	DBAB	Sell	193,897,100	53,547,943		7/22/15	875,403	-
Euro	DBAB	Sell	89,314,817	120,992,996		7/23/15	22,795,841	-
Singapore Dollar	JPHQ	Buy	136,940,000	102,446,323		7/23/15	-	(1,004,590)
Japanese Yen	CITI	Sell	14,729,205,625	145,744,252		7/24/15	26,973,768	-
Chilean Peso	JPHQ	Buy	13,842,935,000	22,232,289		7/27/15	31,657	-
Euro	DBAB	Sell	57,486,735	77,524,311		7/27/15	14,316,616	-
Euro	GSCO	Sell	53,052,700	71,576,050		7/27/15	13,243,656	-
Indian Rupee	DBAB	Buy	3,034,046,000	47,233,533		7/27/15	-	(159,953)
Indian Rupee	JPHQ	Buy	2,855,265,000	44,477,997		7/27/15	-	(178,225)
Japanese Yen	JPHQ	Sell	7,902,175,000	78,192,905		7/27/15	14,470,630	-
Malaysian Ringgit	DBAB	Buy	6,261,000	1,935,933		7/27/15	-	(235,820)
Malaysian Ringgit	DBAB	Sell	6,261,000	1,728,603		7/27/15	28,490	-
Chilean Peso	DBAB	Buy	17,914,400,000	30,831,082		7/28/15	-	(2,021,690)
Chilean Peso	MSCO	Buy	30,202,971,000	51,963,833		7/28/15	-	(3,392,336)
Euro	BZWS	Sell	69,060,000	93,157,106		7/28/15	17,223,221	-
Euro	CITI	Sell	97,037,945	130,897,395		7/28/15	24,200,782	-
Euro	GSCO	Sell	236,417,000	319,049,470		7/28/15	59,100,713	-
Euro	BZWS	Sell	8,238,187	11,091,071		7/29/15	2,032,761	-
Euro	DBAB	Sell	2,245,099	3,024,463		7/29/15	555,861	-
Japanese Yen	BZWS	Sell	13,069,570,000	128,824,524		7/29/15	23,430,367	-
Chilean Peso	JPHQ	Buy	23,075,040,000	39,654,649		7/30/15	-	(2,553,034)
Malaysian Ringgit	JPHQ	Buy	6,585,000	2,036,178		7/30/15	-	(248,521)
Mexican Peso	CITI	Buy	1,772,466,150	133,093,009		7/30/15	-	(18,489,582)
Chilean Peso	DBAB	Buy	10,855,470,000	18,666,443		7/31/15	-	(1,213,919)
Chilean Peso	JPHQ	Buy	24,540,000,000	42,172,195		7/31/15	-	(2,718,818)
Euro	JPHQ	Sell	236,418,000	317,854,544		7/31/15	57,893,000	-
Indian Rupee	DBAB	Buy	4,774,662,292	74,065,388		7/31/15	-	(39,616)
Malaysian Ringgit	HSBK	Buy	31,057,000	9,561,295		7/31/15	-	(1,130,805)
Euro	DBAB	Sell	72,100,000	96,714,940		8/03/15	17,431,340	-
Chilean Peso	DBAB	Buy	21,710,940,000	36,823,168		8/04/15	-	(1,931,209)
Euro	BZWS	Sell	21,388,935	28,689,727		8/04/15	5,169,378	-
Euro	HSBK	Sell	236,418,000	317,278,866		8/04/15	57,301,736	-
Mexican Peso	CITI	Buy	2,260,406,280	166,905,876		8/04/15	-	(20,802,608)
Chilean Peso	BZWS	Buy	36,205,800,000	58,713,695		8/05/15	-	(532,296)
Chilean Peso	JPHQ	Buy	13,008,500,000	22,044,569		8/05/15	-	(1,140,384)
Euro	BZWS	Sell	202,258,000	271,890,373		8/05/15	49,473,964	-
Euro	JPHQ	Buy	254,839,100	297,369,197		8/05/15	-	(17,131,098)

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Euro	JPHQ	Sell	254,839,100	342,595,492		8/05/15	62,357,394	-
Euro	MSCO	Sell	8,856,901	11,903,232		8/05/15	2,163,592	-
Indian Rupee	HSBK	Buy	3,044,997,250	47,332,177		8/05/15	-	(164,356)
Chilean Peso	DBAB	Buy	35,759,440,000	59,013,893		8/06/15	-	(1,555,164)
Malaysian Ringgit	HSBK	Buy	518,518,000	158,645,821		8/06/15	-	(17,960,952)
Malaysian Ringgit	JPHQ	Buy	13,600,000	4,189,127		8/06/15	-	(499,160)
Singapore Dollar	DBAB	Buy	139,923,000	112,406,009		8/06/15	-	(8,785,439)
Japanese Yen	MSCO	Sell	1,969,700,000	19,250,391		8/07/15	3,364,759	-
Mexican Peso	CITI	Buy	1,374,921,000	101,112,002		8/07/15	-	(12,260,769)
Euro	CITI	Sell	188,712,223	252,398,836		8/10/15	44,862,715	-
Malaysian Ringgit	DBAB	Buy	1,282,011,906	311,110,549	EUR	8/10/15	5,581,326	-
Malaysian Ringgit	HSBK	Buy	137,320,000	37,912,755		8/10/15	-	(666,935)
Mexican Peso	CITI	Buy	1,151,722,000	84,838,275		8/10/15	-	(10,425,812)
South Korean Won	HSBK	Buy	184,000,000,000	19,661,795,741	JPY	8/10/15	6,215,398	-
Chilean Peso	BZWS	Buy	20,031,600,000	33,760,175		8/11/15	-	(1,588,220)
Chilean Peso	MSCO	Buy	27,899,910,000	45,264,873		8/11/15	-	(455,938)
Euro	DBAB	Sell	226,679,000	303,739,659		8/11/15	54,445,869	-
Euro	JPHQ	Sell	295,609,000	395,931,304		8/11/15	70,830,663	-
Indian Rupee	HSBK	Buy	4,080,336,000	62,697,234		8/11/15	441,753	-
Japanese Yen	CITI	Sell	8,636,095,000	84,771,485		8/11/15	15,117,867	-
Malaysian Ringgit	DBAB	Buy	200,633,268	61,275,164		8/11/15	-	(6,861,026)
Malaysian Ringgit	DBAB	Sell	200,633,268	55,331,844		8/11/15	917,707	-
Malaysian Ringgit	HSBK	Buy	82,678,945	25,244,709		8/11/15	-	(2,821,192)
Mexican Peso	MSCO	Buy	1,342,789,000	98,862,004		8/11/15	-	(12,110,590)
Singapore Dollar	HSBK	Buy	139,904,000	103,624,917		8/11/15	-	(28,647)
Chilean Peso	DBAB	Buy	34,042,673,000	55,967,653		8/12/15	-	(1,298,192)
Euro	BZWS	Sell	28,000,000	37,576,560		8/12/15	6,782,659	-
Euro	GSCO	Sell	171,944,000	230,876,087		8/12/15	41,775,137	-
Indian Rupee	DBAB	Buy	4,385,197,150	67,278,985		8/12/15	565,516	-
Indian Rupee	HSBK	Buy	1,292,616,000	19,828,653		8/12/15	169,738	-
Malaysian Ringgit	HSBK	Buy	62,400,000	18,999,482		8/12/15	-	(2,077,219)
Malaysian Ringgit	JPHQ	Buy	116,351,000	35,435,054		8/12/15	-	(3,881,813)
Malaysian Ringgit	JPHQ	Sell	116,351,000	31,899,709		8/12/15	346,468	-
Singapore Dollar	BZWS	Buy	38,999,058	28,777,345		8/12/15	100,151	-
South Korean Won	HSBK	Buy	184,161,000,000	17,799,180,407	JPY	8/12/15	21,369,974	-
Indian Rupee	HSBK	Buy	982,620,000	15,140,641		8/13/15	59,058	-
Malaysian Ringgit	DBAB	Buy	176,076,402	53,964,816		8/13/15	-	(6,218,477)
Malaysian Ringgit	DBAB	Sell	176,076,402	48,552,710		8/13/15	806,371	-
Singapore Dollar	DBAB	Buy	54,530,000	40,167,950		8/13/15	208,891	-
Euro	MSCO	Sell	144,241,714	180,152,132		8/14/15	21,512,907	-
Chilean Peso	CITI	Buy	29,155,220,000	48,256,650		8/17/15	-	(1,457,918)
Chilean Peso	JPHQ	Buy	32,660,995,000	54,105,848		8/17/15	-	(1,679,793)
Euro	MSCO	Sell	144,241,718	193,648,112		8/17/15	35,001,749	-
Japanese Yen	CITI	Sell	18,760,200,000	157,414,602		8/17/15	6,094,538	-
Mexican Peso	MSCO	Buy	123,499,000	9,201,511		8/17/15	-	(1,226,030)
Singapore Dollar	BZWS	Buy	112,084,000	82,676,108		8/17/15	310,145	-
Singapore Dollar	DBAB	Buy	95,420,000	70,288,387		8/17/15	359,951	-
Singapore Dollar	HSBK	Buy	84,114,500	61,936,565		8/17/15	341,256	-
Chilean Peso	MSCO	Buy	9,984,130,000	16,823,877		8/18/15	-	(799,273)
Euro	BZWS	Sell	186,465,000	250,238,827		8/18/15	45,149,494	-

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Euro	JPHQ	Sell	142,058,430	190,494,672		8/18/15	34,247,288	-
Japanese Yen	DBAB	Sell	9,637,940,000	94,500,262		8/18/15	16,759,511	-
Mexican Peso	DBAB	Buy	1,413,199,480	105,659,774		8/18/15	-	(14,402,452)
Singapore Dollar	HSBK	Buy	84,114,500	61,936,565		8/18/15	340,026	-
Indian Rupee	JPHQ	Buy	2,855,265,000	43,969,094		8/19/15	151,285	-
Malaysian Ringgit	HSBK	Buy	51,597,000	14,227,768		8/19/15	-	(243,047)
Chilean Peso	JPHQ	Buy	26,571,790,000	44,790,206		8/20/15	-	(2,150,265)
Euro	DBAB	Sell	148,587,110	199,303,605		8/20/15	35,870,549	-
Euro	JPHQ	Sell	207,184,000	278,015,030		8/20/15	50,130,428	-
Japanese Yen	HSBK	Sell	19,192,069,750	187,789,332		8/20/15	32,979,956	-
Japanese Yen	JPHQ	Sell	4,331,618,000	42,404,068		8/20/15	7,463,852	-
Euro	JPHQ	Sell	141,425,000	188,823,589		8/21/15	33,265,906	-
Malaysian Ringgit	HSBK	Buy	571,500,000	177,506,523		8/21/15	-	(22,633,510)
Malaysian Ringgit	JPHQ	Buy	177,750,000	55,222,443		8/21/15	-	(7,053,278)
Mexican Peso	HSBK	Buy	1,245,700,000	93,289,897		8/21/15	-	(12,865,080)
Chilean Peso	DBAB	Buy	16,894,600,000	27,778,034		8/24/15	-	(677,296)
Japanese Yen	BZWS	Sell	4,322,430,000	42,010,613		8/24/15	7,142,755	-
Malaysian Ringgit	HSBK	Buy	571,500,000	155,277,816		8/24/15	-	(442,147)
Mexican Peso	HSBK	Buy	543,754,960	40,599,937		8/24/15	-	(5,501,140)
Polish Zloty	DBAB	Buy	318,369,688	74,509,043	EUR	8/24/15	2,867,372	-
Singapore Dollar	DBAB	Buy	84,117,000	61,687,445		8/24/15	583,620	-
Japanese Yen	DBAB	Sell	4,271,575,000	41,307,974		8/25/15	6,849,915	-
Japanese Yen	HSBK	Sell	8,572,756,000	82,948,776		8/25/15	13,793,832	-
Mexican Peso	DBAB	Buy	1,242,200,000	92,660,003		8/25/15	-	(12,482,721)
Euro	BZWS	Sell	449,846,411	537,669,652		8/26/15	42,832,733	-
Euro	DBAB	Sell	149,427,000	169,702,349		8/26/15	5,330,700	-
Euro	GSCO	Sell	305,100,791	383,066,213		8/26/15	47,451,363	-
Euro	JPHQ	Sell	204,801,000	232,566,896		8/26/15	7,283,124	-
Euro	SCNY	Sell	211,027,544	239,560,578		8/26/15	7,427,527	-
Indian Rupee	DBAB	Buy	900,181,000	13,875,622		8/26/15	17,203	-
Japanese Yen	BZWS	Sell	12,841,448,000	124,353,108		8/26/15	20,762,058	-
Japanese Yen	JPHQ	Sell	8,617,736,000	83,392,872		8/26/15	13,874,207	-
Japanese Yen	SCNY	Sell	11,809,161,000	99,034,832		8/26/15	3,771,168	-
Malaysian Ringgit	HSBK	Buy	957,079,700	259,970,039		8/26/15	-	(711,497)
Chilean Peso	DBAB	Buy	39,886,100,000	65,677,514		8/27/15	-	(1,713,917)
Euro	HSBK	Sell	195,181,803	258,410,948		8/27/15	43,705,200	-
Euro	JPHQ	Sell	69,055,954	91,462,885		8/27/15	15,499,296	-
Japanese Yen	DBAB	Sell	8,644,374,000	83,447,556		8/27/15	13,713,126	-
Japanese Yen	HSBK	Sell	14,893,097,250	143,780,746		8/27/15	23,637,675	-
Japanese Yen	JPHQ	Sell	10,357,462,000	100,117,077		8/27/15	16,563,114	-
Malaysian Ringgit	JPHQ	Buy	227,033,719	70,171,762		8/27/15	-	(8,676,673)
Mexican Peso	HSBK	Buy	545,438,860	40,575,701		8/27/15	-	(5,375,310)
Chilean Peso	CITI	Buy	53,031,580,000	88,231,112		8/28/15	-	(3,194,865)
Chilean Peso	JPHQ	Buy	10,953,800,000	18,280,708		8/28/15	-	(716,267)
Malaysian Ringgit	HSBK	Buy	1,061,532,404	308,024,660		8/28/15	-	(20,516,444)
Mexican Peso	CITI	Buy	1,412,593,600	105,221,125		8/28/15	-	(14,064,800)
Philippine Peso	JPHQ	Buy	2,519,000,000	57,295,576		8/28/15	-	(983,989)
Chilean Peso	DBAB	Buy	15,347,561,000	24,663,829		8/31/15	-	(61,085)
Euro	DBAB	Sell	60,147,806	79,552,691		8/31/15	13,383,702	-
Japanese Yen	JPHQ	Sell	6,909,339,000	66,797,235		8/31/15	11,055,392	-

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Chilean Peso	MSCO	Buy	26,179,074,000	42,027,732		9/01/15	-	(65,681)
Chilean Peso	JPHQ	Buy	31,264,830,000	50,382,451		9/02/15	-	(273,337)
Euro	DBAB	Sell	88,663,500	117,167,042		9/02/15	19,624,345	-
Mexican Peso	HSBK	Buy	615,247,100	45,768,800		9/04/15	-	(6,086,547)
Chilean Peso	DBAB	Buy	24,487,480,000	40,435,073		9/08/15	-	(1,210,860)
Euro	DBAB	Sell	104,415,800	137,747,412		9/08/15	22,862,854	-
Euro	JPHQ	Buy	345,200,000	409,171,824		9/08/15	-	(29,361,973)
Euro	JPHQ	Sell	410,375,000	533,938,913		9/08/15	82,419,597	-
Polish Zloty	DBAB	Buy	166,560,000	39,052,755	EUR	9/08/15	1,389,432	-
Singapore Dollar	MSCO	Buy	82,778,200	60,550,216		9/08/15	713,118	-
Chilean Peso	DBAB	Buy	12,019,520,000	19,713,826		9/09/15	-	(462,727)
Indian Rupee	JPHQ	Buy	7,341,887,767	113,004,275		9/10/15	9,007	-
Singapore Dollar	GSCO	Buy	87,786,250	64,213,481		9/10/15	753,964	-
Indian Rupee	CITI	Buy	3,154,839,000	48,187,552		9/11/15	366,236	-
Mexican Peso	CITI	Buy	1,158,913,000	85,584,849		9/11/15	-	(10,875,514)
Singapore Dollar	HSBK	Buy	240,069,100	172,215,997		9/16/15	5,431,663	-
Malaysian Ringgit	HSBK	Buy	418,125,000	111,369,327		9/17/15	1,704,561	-
Japanese Yen	BZWS	Sell	24,270,000,000	227,643,649		9/18/15	31,779,629	-
Singapore Dollar	DBAB	Buy	109,530,000	78,685,345		9/18/15	2,362,405	-
Euro	BZWS	Sell	58,343,508	75,926,783		9/21/15	11,719,147	-
Singapore Dollar	HSBK	Buy	217,756,000	172,548,336		9/21/15	-	(11,426,288)
Euro	DBAB	Sell	203,050,000	262,228,923		9/23/15	38,762,476	-
Hungarian Forint	JPHQ	Buy	9,861,822,000	31,344,188	EUR	9/23/15	464,651	-
Euro	BZWS	Sell	87,741,063	113,131,572		9/24/15	16,566,556	-
Hungarian Forint	JPHQ	Buy	7,894,536,000	25,064,406	EUR	9/25/15	399,923	-
Euro	CITI	Sell	7,237,832	9,334,632		9/28/15	1,368,348	-
Euro	DBAB	Sell	176,088,661	226,772,260		9/28/15	32,961,141	-
Indian Rupee	HSBK	Buy	3,869,965,050	59,572,017		9/28/15	-	(188,511)
Malaysian Ringgit	DBAB	Buy	210,507,000	63,516,686		9/28/15	-	(6,636,669)
Malaysian Ringgit	DBAB	Sell	210,507,000	57,847,486		9/28/15	967,469	-
Malaysian Ringgit	HSBK	Buy	218,283,000	65,864,941		9/28/15	-	(6,883,811)
Mexican Peso	HSBK	Buy	1,303,182,600	95,576,282		9/28/15	-	(11,671,073)
Euro	BZWS	Sell	151,820,000	193,844,535		9/29/15	26,741,676	-
Japanese Yen	JPHQ	Sell	8,250,436,116	75,943,594		9/29/15	9,347,706	-
Euro	HSBK	Sell	135,560,000	172,735,297		9/30/15	23,526,630	-
Indian Rupee	DBAB	Buy	4,138,651,600	63,318,441		9/30/15	165,881	-
Japanese Yen	JPHQ	Sell	2,117,676,000	19,510,109		9/30/15	2,416,341	-
Malaysian Ringgit	HSBK	Buy	315,490,600	84,606,881		9/30/15	627,267	-
Mexican Peso	HSBK	Buy	603,492,100	43,690,154		9/30/15	-	(4,840,093)
Euro	DBAB	Buy	301,000,000	356,510,420		10/01/15	-	(25,198,868)
Euro	DBAB	Sell	371,450,000	473,829,049		10/01/15	64,972,982	-
Euro	DBAB	Sell	3,565,000	4,513,647		10/05/15	589,366	-
Euro	DBAB	Sell	67,415,000	84,729,194		10/07/15	10,517,526	-
Euro	JPHQ	Sell	210,255,000	266,470,879		10/07/15	35,018,320	-
Japanese Yen	JPHQ	Sell	78,253,000,000	722,390,953		10/07/15	90,657,637	-
Euro	DBAB	Sell	319,800,000	405,682,290		10/09/15	53,628,272	-
Euro	GSCO	Sell	102,935,000	130,403,205		10/09/15	17,086,506	-
Japanese Yen	HSBK	Sell	38,917,825,000	361,194,691		10/09/15	47,001,393	-
Euro	HSBK	Sell	133,988,000	145,371,620		10/13/15	-	(2,140,306)
Japanese Yen	BZWS	Sell	19,705,372,000	183,005,754		10/13/15	23,907,967	-

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Japanese Yen	DBAB	Sell	19,434,250,000	180,598,922		10/13/15	23,690,128	-
Euro	JPHQ	Sell	102,960,000	130,332,946		10/14/15	16,978,812	-
Malaysian Ringgit	JPHQ	Buy	1,260,410,373	317,323,860	EUR	10/19/15	-	(9,362,611)
Euro	HSBK	Sell	137,930,000	176,605,572		10/20/15	24,735,169	-
Malaysian Ringgit	JPHQ	Buy	244,314,016	73,001,469		10/20/15	-	(7,096,763)
Mexican Peso	DBAB	Buy	1,955,968,680	141,398,733		10/21/15	-	(15,675,513)
Japanese Yen	BZWS	Sell	9,218,756,500	86,634,306		10/22/15	12,191,639	-
Mexican Peso	CITI	Buy	629,982,970	45,495,990		10/22/15	-	(5,005,718)
Mexican Peso	DBAB	Buy	1,798,400,870	129,792,211		10/22/15	-	(14,205,371)
Malaysian Ringgit	HSBK	Buy	190,522,200	56,979,454		10/23/15	-	(5,597,000)
Malaysian Ringgit	JPHQ	Buy	903,500,000	28,844,237,500	JPY	10/23/15	10,742,214	-
Euro	DBAB	Sell	107,566,000	136,538,902		10/26/15	18,088,916	-
Euro	JPHQ	Buy	7,387,013	8,772,078		10/26/15	-	(637,616)
Euro	JPHQ	Sell	7,387,013	9,383,797		10/26/15	1,249,334	-
Malaysian Ringgit	DBAB	Buy	136,438,000	40,944,093		10/26/15	-	(4,156,122)
Malaysian Ringgit	DBAB	Sell	136,438,000	37,426,416		10/26/15	638,445	-
Malaysian Ringgit	HSBK	Buy	90,961,633	27,299,410		10/26/15	-	(2,773,296)
Malaysian Ringgit	JPHQ	Buy	32,000,000	9,598,714		10/26/15	-	(970,509)
Singapore Dollar	DBAB	Buy	1,115,826,850	878,396,324		10/26/15	-	(53,284,036)
Singapore Dollar	HSBK	Buy	356,099,500	280,451,661		10/26/15	-	(17,129,379)
Euro	BZWS	Sell	280,805,419	356,614,458		10/27/15	47,390,540	-
Euro	DBAB	Sell	175,760,000	223,584,296		10/28/15	30,033,378	-
Euro	GSCO	Sell	139,330,000	177,227,760		10/29/15	23,791,704	-
Euro	DBAB	Sell	189,168,918	241,559,250		10/30/15	33,234,836	-
Malaysian Ringgit	JPHQ	Buy	115,374,900	34,548,555		10/30/15	-	(3,449,287)
Euro	DBAB	Sell	11,263,065	14,264,672		11/03/15	1,860,226	-
Mexican Peso	CITI	Buy	1,132,383,200	82,310,245		11/03/15	-	(9,593,418)
Euro	UBSW	Sell	119,224,000	149,894,374		11/04/15	18,586,106	-
Euro	DBAB	Sell	84,940,000	106,534,296		11/05/15	12,983,338	-
Japanese Yen	BOFA	Sell	6,474,170,000	56,990,933		11/05/15	4,698,034	-
Japanese Yen	SCNY	Sell	12,949,800,000	114,361,157		11/05/15	9,763,567	-
Euro	BZWS	Sell	79,210,113	99,506,912		11/06/15	12,265,193	-
Euro	DBAB	Sell	65,665,000	82,452,257		11/06/15	10,129,074	-
Japanese Yen	BZWS	Sell	6,464,800,000	57,317,138		11/06/15	5,098,985	-
Euro	GSCO	Sell	226,520,861	255,028,511		11/09/15	5,526,192	-
Mexican Peso	CITI	Buy	666,525,500	44,417,266		11/09/15	-	(1,634,564)
South Korean Won	JPHQ	Buy	861,667,250,000	91,522,629,264	JPY	11/09/15	31,022,592	-
Euro	DBAB	Sell	70,759,000	88,374,453		11/10/15	10,435,302	-
Japanese Yen	CITI	Sell	9,190,446,650	80,616,185		11/10/15	6,376,831	-
South Korean Won	DBAB	Buy	228,000,000,000	24,245,002,126	JPY	11/10/15	7,976,702	-
Euro	DBAB	Sell	377,328,000	469,167,906		11/12/15	53,536,633	-
Euro	JPHQ	Sell	101,421,123	127,085,738		11/12/15	15,369,167	-
Euro	MSCO	Sell	178,075,514	222,631,603		11/12/15	26,479,310	-
Euro	UBSW	Sell	96,724,000	120,567,675		11/12/15	14,025,041	-
Japanese Yen	CITI	Sell	24,889,202,000	213,323,881		11/12/15	12,264,602	-
Japanese Yen	HSBK	Sell	6,367,072,000	55,813,565		11/12/15	4,379,256	-
Japanese Yen	JPHQ	Sell	9,028,069,000	79,324,403		11/12/15	6,394,100	-
Mexican Peso	CITI	Buy	435,292,000	31,375,788		11/12/15	-	(3,441,531)
Euro	BZWS	Sell	131,886,000	164,618,786		11/13/15	19,342,249	-
Euro	CITI	Sell	100,069,509	112,055,835		11/13/15	1,826,153	-

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Euro	GSCO	Sell	316,018,000	353,001,587		11/13/15	4,897,915	-
Euro	SCNY	Sell	39,305,000	43,943,776		11/13/15	648,094	-
Japanese Yen	GSCO	Sell	16,608,958,000	138,793,134		11/13/15	4,620,692	-
Japanese Yen	SCNY	Sell	12,414,879,000	103,736,549		11/13/15	3,445,210	-
Mexican Peso	CITI	Buy	906,059,000	65,511,659		11/13/15	-	(7,370,825)
Euro	DBAB	Sell	102,118,400	127,796,072		11/16/15	15,303,567	-
Euro	GSCO	Sell	305,905,000	344,782,466		11/16/15	7,800,887	-
Euro	MSCO	Sell	231,893,680	290,179,336		11/16/15	34,727,811	-
Japanese Yen	CITI	Sell	12,414,890,000	103,743,576		11/16/15	3,446,751	-
Japanese Yen	MSCO	Sell	3,400,000,000	29,649,008		11/16/15	2,181,249	-
Japanese Yen	SCNY	Sell	9,153,053,700	79,951,902		11/16/15	6,006,646	-
Singapore Dollar	DBAB	Buy	95,420,000	71,086,940		11/16/15	-	(553,579)
Euro	UBSW	Sell	180,000,000	225,189,000		11/17/15	26,899,512	-
South Korean Won	JPHQ	Buy	743,500,000,000	79,933,344,084	JPY	11/17/15	18,805,989	-
Australian Dollar	JPHQ	Sell	897,312,000	721,797,773		11/18/15	42,254,177	-
Euro	DBAB	Sell	69,738,000	86,986,580		11/18/15	10,161,278	-
Euro	UBSW	Sell	59,525,000	74,221,723		11/18/15	8,647,343	-
Japanese Yen	BOFA	Sell	42,218,712,250	355,708,720		11/18/15	14,621,949	-
Japanese Yen	DBAB	Sell	10,792,263,000	93,052,794		11/18/15	5,861,642	-
Euro	DBAB	Sell	126,551,139	158,514,407		11/19/15	19,099,745	-
Japanese Yen	CITI	Sell	13,358,646,000	115,354,657		11/19/15	7,427,651	-
Malaysian Ringgit	DBAB	Buy	79,333,360	23,213,179		11/19/15	-	(1,861,254)
Malaysian Ringgit	DBAB	Sell	79,333,360	21,729,214		11/19/15	377,289	-
Euro	BZWS	Sell	449,792,000	565,412,556		11/20/15	69,891,952	-
Euro	DBAB	Sell	133,816,000	167,960,491		11/20/15	20,539,938	-
Japanese Yen	CITI	Sell	15,005,634,000	129,470,526		11/20/15	8,235,021	-
Malaysian Ringgit	HSBK	Buy	218,456,900	63,747,673		11/20/15	-	(4,956,234)
Euro	GSCO	Sell	202,057,000	226,808,983		11/23/15	4,197,944	-
Euro	MSCO	Sell	57,920,996	72,850,132		11/23/15	9,037,183	-
Japanese Yen	HSBK	Sell	2,816,138,000	24,090,145		11/24/15	1,335,998	-
South Korean Won	JPHQ	Buy	743,500,000,000	81,287,035,618	JPY	11/24/15	7,700,326	-
Euro	MSCO	Sell	100,965,680	125,870,885		11/25/15	14,630,681	-
Singapore Dollar	BZWS	Buy	128,018,000	95,603,600		11/27/15	-	(992,007)
Euro	DBAB	Sell	277,024,466	345,347,010		11/30/15	40,097,639	-
Malaysian Ringgit	HSBK	Buy	337,619,000	91,582,531		11/30/15	-	(788,260)
Mexican Peso	CITI	Buy	1,775,831,900	127,308,904		11/30/15	-	(13,499,384)
Singapore Dollar	DBAB	Buy	265,323,000	197,472,355		11/30/15	61,546	(1,455,861)
Euro	GSCO	Sell	203,544,000	222,388,104		12/01/15	-	(1,899,199)
Euro	CITI	Sell	72,203,000	90,112,954		12/04/15	10,546,351	-
Euro	DBAB	Sell	131,065,000	163,529,801		12/04/15	19,098,172	-
Euro	CITI	Sell	63,090,000	78,174,819		12/07/15	8,645,928	-
Euro	HSBK	Sell	21,570,052	26,571,716		12/09/15	2,799,184	-
Euro	SCNY	Sell	226,537,356	279,846,127		12/09/15	30,177,446	-
Euro	MSCO	Sell	44,121,607	55,302,243		12/11/15	6,673,278	-
Mexican Peso	CITI	Buy	2,030,785,800	138,007,870		12/11/15	-	(7,969,686)
Euro	DBAB	Sell	129,470,000	161,105,995		12/14/15	18,400,054	-
Euro	BOFA	Sell	177,095,041	220,208,829		12/15/15	25,004,682	-
Euro	JPHQ	Sell	127,432,000	159,077,189		12/15/15	18,614,448	-
Malaysian Ringgit	DBAB	Buy	151,275,000	42,249,686		12/15/15	-	(1,610,825)
Malaysian Ringgit	DBAB	Sell	151,275,000	41,360,219		12/15/15	721,358	-

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Polish Zloty	DBAB	Buy	35,195,600	8,287,167	EUR	12/15/15	211,304	-
Euro	CITI	Sell	149,674,000	186,857,961		12/17/15	21,871,436	-
Mexican Peso	CITI	Buy	973,603,510	64,116,135		12/18/15	-	(1,806,724)
Japanese Yen	DBAB	Sell	24,707,170,000	211,497,774		12/21/15	11,718,377	-
Japanese Yen	HSBK	Sell	24,745,070,000	211,586,746		12/21/15	11,500,894	-
Japanese Yen	BZWS	Sell	12,521,550,000	105,897,651		12/22/15	4,646,996	-
Japanese Yen	CITI	Sell	19,533,646,000	165,427,219		12/22/15	7,475,971	-
Euro	BZWS	Sell	57,908,589	70,580,499		1/05/16	6,720,327	-
Japanese Yen	DBAB	Sell	10,434,667,000	87,609,711		1/07/16	3,196,342	-
Japanese Yen	GSCO	Sell	6,380,360,000	53,881,349		1/08/16	2,264,691	-
Euro	BZWS	Sell	121,560,662	144,649,895		1/11/16	10,577,737	-
Euro	UBSW	Sell	23,478,000	27,908,768		1/11/16	2,014,321	-
Malaysian Ringgit	JPHQ	Buy	224,973,000	60,861,085		1/11/16	-	(538,072)
Euro	CITI	Sell	29,000,000	34,457,800		1/13/16	2,471,573	-
Euro	SCNY	Sell	49,935,936	59,311,408		1/13/16	4,233,401	-
Japanese Yen	CITI	Sell	3,332,090,000	28,105,621		1/14/16	1,144,758	-
Japanese Yen	SCNY	Sell	3,331,470,000	28,275,929		1/14/16	1,320,083	-
Euro	CITI	Sell	192,914,073	228,689,988		1/15/16	15,901,360	-
Euro	JPHQ	Sell	102,670,589	121,477,380		1/15/16	8,229,376	-
Japanese Yen	BZWS	Sell	22,053,780,000	187,702,927		1/15/16	9,254,733	-
Japanese Yen	JPHQ	Sell	14,336,430,000	121,561,101		1/15/16	5,557,856	-
Malaysian Ringgit	JPHQ	Buy	54,220,000	14,708,914		1/15/16	-	(174,735)
Euro	BZWS	Sell	76,139,000	90,108,451		1/19/16	6,117,860	-
Euro	DBAB	Sell	137,436,000	162,435,608		1/19/16	10,826,960	-
Euro	GSCO	Sell	106,397,000	126,415,596		1/19/16	9,046,745	-
Euro	JPHQ	Sell	75,805,000	89,574,978		1/19/16	5,952,830	-
Malaysian Ringgit	JPHQ	Buy	25,017,400	6,730,535		1/19/16	-	(26,264)
Japanese Yen	JPHQ	Sell	19,676,275,000	169,347,870		1/20/16	10,115,150	-
Euro	BZWS	Sell	139,061,000	162,298,093		1/21/16	8,889,989	-
Euro	CITI	Sell	42,223,091	49,243,735		1/22/16	2,663,388	-
Euro	JPHQ	Sell	25,614,073	29,873,693		1/22/16	1,616,349	-
Euro	JPHQ	Sell	76,519,000	89,575,360		1/25/16	5,154,221	-
Malaysian Ringgit	HSBK	Buy	149,324,973	40,017,412		1/25/16	-	(17,449)
Euro	BZWS	Sell	94,940,000	107,792,028		1/27/16	3,042,846	-
Japanese Yen	GSCO	Sell	15,371,620,000	131,409,446		1/27/16	6,988,495	-
Japanese Yen	HSBK	Sell	17,605,035,074	150,447,882		1/28/16	7,945,266	-
Euro	CITI	Sell	81,493,700	92,847,402		1/29/16	2,929,755	-
Japanese Yen	DBAB	Sell	13,902,366,365	118,584,448		1/29/16	6,049,676	-
Mexican Peso	CITI	Buy	632,490,760	41,836,933		2/05/16	-	(1,511,188)
Euro	CITI	Sell	80,318,000	92,253,255		2/09/16	3,610,962	-
Euro	GSCO	Sell	127,740,000	146,837,130		2/09/16	5,857,941	-
Japanese Yen	CITI	Sell	12,481,439,000	107,006,387		2/09/16	5,942,636	-
Mexican Peso	CITI	Buy	666,525,500	44,143,685		2/09/16	-	(1,661,083)
Euro	HSBK	Sell	73,778,000	83,792,626		2/10/16	2,366,322	-
Euro	BZWS	Sell	150,959,000	171,564,904		2/11/16	4,952,780	-
Mexican Peso	MSCO	Buy	1,198,560,000	79,061,379		2/11/16	-	(2,680,052)
Japanese Yen	GSCO	Sell	5,856,880,500	49,699,864		2/12/16	2,272,026	-
Japanese Yen	HSBK	Sell	10,857,850,000	92,172,684		2/12/16	4,248,003	-
Mexican Peso	CITI	Buy	1,155,788,000	75,586,162		2/12/16	-	(1,936,265)
Mexican Peso	MSCO	Buy	1,244,214,000	81,614,562		2/12/16	-	(2,329,924)

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Euro	SCNY	Sell	140,680,000	160,027,017		2/16/16	4,742,310	-
Japanese Yen	CITI	Sell	37,564,700,000	315,964,471		2/16/16	11,739,280	-
Euro	GSCO	Sell	74,206,000	85,257,500		2/17/16	3,345,959	-
Japanese Yen	GSCO	Sell	20,850,739,790	176,807,569		2/17/16	7,939,013	-
Mexican Peso	MSCO	Buy	1,131,302,320	73,854,441		2/17/16	-	(1,792,592)
South Korean Won	JPHQ	Buy	523,500,000,000	55,743,081,362	JPY	2/19/16	15,922,744	-
Euro	BZWS	Sell	165,746,000	189,973,093		2/22/16	6,995,515	-
Japanese Yen	BZWS	Sell	9,408,100,000	79,714,799		2/25/16	3,501,850	-
Japanese Yen	HSBK	Sell	6,688,700,000	56,700,236		2/25/16	2,516,548	-
Mexican Peso	CITI	Buy	645,757,100	41,801,987		2/25/16	-	(693,899)
Euro	BOFA	Sell	143,335,694	163,664,995		2/26/16	5,410,299	-
Euro	BZWS	Sell	411,968,926	470,110,101		2/26/16	15,261,657	-
Japanese Yen	BZWS	Sell	29,025,800,000	244,541,051		2/26/16	9,402,098	-
Japanese Yen	BZWS	Sell	42,387,239,840	358,882,387		2/29/16	15,469,851	-
Mexican Peso	MSCO	Buy	274,416,700	17,767,349		2/29/16	-	(303,795)
Japanese Yen	JPHQ	Sell	12,728,600,000	107,416,612		3/03/16	4,282,514	-
Japanese Yen	HSBK	Sell	9,813,450,000	82,552,681		3/04/16	3,036,248	-
Euro	HSBK	Sell	29,251,000	32,524,187		3/09/16	217,401	-
Japanese Yen	BZWS	Sell	35,663,421,500	299,024,211		3/09/16	10,005,530	-
Japanese Yen	MSCO	Sell	6,405,061,130	53,681,944		3/09/16	1,774,913	-
Euro	CITI	Sell	109,690,000	120,362,837		3/10/16	-	(789,735)
Euro	MSCO	Sell	82,877,000	90,845,624		3/10/16	-	(691,998)
Mexican Peso	CITI	Buy	1,553,290,800	97,560,551		3/11/16	1,203,998	-
Mexican Peso	CITI	Buy	285,979,900	17,816,397		3/14/16	363,103	-
Mexican Peso	JPHQ	Buy	1,456,663,741	90,752,211		3/14/16	1,846,670	-
Euro	CITI	Sell	6,192,249	6,634,995		3/16/16	-	(205,530)
Japanese Yen	CITI	Sell	8,267,822,900	68,829,809		3/16/16	1,812,204	-
Mexican Peso	CITI	Buy	267,082,700	16,761,811		3/18/16	211,102	-
Mexican Peso	JPHQ	Buy	1,108,360,000	69,642,476		3/18/16	793,002	-
Malaysian Ringgit	HSBK	Buy	116,686,000	30,654,407		3/21/16	483,282	-
Japanese Yen	CITI	Sell	25,386,870,000	211,071,785		3/22/16	5,251,486	-
Japanese Yen	MSCO	Sell	12,384,230,000	102,949,690		3/22/16	2,546,374	-
Euro	BZWS	Sell	4,383,502	4,709,678		3/23/16	-	(133,720)
Mexican Peso	CITI	Buy	1,615,454,200	103,034,301		3/23/16	-	(413,460)
Japanese Yen	DBAB	Sell	6,258,238,000	52,121,579		3/24/16	1,380,672	-
Japanese Yen	BZWS	Sell	17,003,283,330	143,540,921		3/28/16	5,663,499	-
Malaysian Ringgit	HSBK	Buy	145,031,000	38,380,174		3/28/16	303,402	-
Euro	BOFA	Sell	856,834,289	946,305,723		3/29/16	860,112	(1,448,225)
Euro	BOFA	Sell	240,642,023	266,815,452		3/30/16	872,494	-
Euro	GSCO	Sell	102,050,000	112,091,720		3/31/16	-	(691,012)
Euro	CITI	Sell	108,189,525	120,066,787		4/08/16	471,125	-
Malaysian Ringgit	HSBK	Buy	93,511,500	25,008,424		4/11/16	-	(89,611)
Euro	DBAB	Sell	113,621,500	123,032,769		4/13/16	-	(2,585,738)
Euro	SCNY	Sell	66,994,000	71,899,636		4/13/16	-	(2,168,092)
Japanese Yen	CITI	Sell	6,890,100,000	57,675,116		4/13/16	1,776,273	-
Mexican Peso	CITI	Buy	618,239,190	39,896,180		4/13/16	-	(687,211)
Euro	JPHQ	Sell	214,266,000	228,968,933		4/14/16	-	(7,927,735)
Euro	HSBK	Sell	117,406,000	125,096,093		4/18/16	-	(4,725,312)
Japanese Yen	BZWS	Sell	2,679,000,000	22,623,823		4/18/16	885,912	-
Malaysian Ringgit	JPHQ	Buy	19,310,000	5,183,753		4/27/16	-	(43,507)

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Euro	BZWS	Sell	41,793,000	45,678,286		4/29/16	-	(548,956)
Euro	SCNY	Sell	236,418,000	260,367,143		4/29/16	-	(1,134,832)
Euro	BZWS	Sell	202,926,342	228,205,384		5/05/16	3,709,500	-
Euro	BZWS	Sell	78,607,000	88,071,283		5/09/16	1,098,867	-
Euro	BZWS	Sell	205,897,795	236,494,207		5/18/16	8,625,165	-
Indonesian Rupiah	JPHQ	Buy	1,393,097,000,000	123,468,670	AUD	5/18/16	4,021,203	-
Japanese Yen	CITI	Sell	42,148,693,500	356,467,300		5/18/16	14,144,121	-
Indonesian Rupiah	JPHQ	Buy	1,823,573,000,000	162,485,343	AUD	5/19/16	4,592,171	-
Japanese Yen	BOFA	Sell	42,084,293,750	353,845,778		5/19/16	12,034,956	-
Japanese Yen	BZWS	Sell	42,198,117,500	354,725,265		5/19/16	11,989,961	-
Japanese Yen	HSBK	Sell	42,232,203,900	356,736,106		5/19/16	13,723,950	-
Japanese Yen	JPHQ	Sell	9,694,306,000	81,624,919		5/20/16	2,884,801	-
Malaysian Ringgit	HSBK	Buy	632,620,000	172,757,312		5/20/16	-	(4,612,551)
Euro	BZWS	Sell	251,880,551	282,490,335		5/23/16	3,691,321	-
Euro	DBAB	Sell	145,693,000	163,251,920		5/23/16	1,988,716	-
Malaysian Ringgit	HSBK	Buy	36,030,800	9,731,479		5/23/16	-	(156,713)
Euro	JPHQ	Sell	37,226,387	41,731,338		5/26/16	522,983	-
Mexican Peso	HSBK	Buy	531,511,160	34,084,338		5/26/16	-	(488,384)
Euro	BZWS	Sell	50,325,351	54,886,841		5/31/16	-	(829,704)
Malaysian Ringgit	HSBK	Buy	148,382,600	40,103,405		5/31/16	-	(693,311)
Mexican Peso	HSBK	Buy	475,193,807	30,072,702		5/31/16	-	(48,150)
Mexican Peso	JPHQ	Buy	1,552,000,000	98,430,316		5/31/16	-	(369,048)
Totals Forward Exchange Contracts unrealized appreciation (depreciation)							$4,609,920,754	$(903,965,760)
Net unrealized appreciation (depreciation)							$3,705,954,994

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.
* In U.S. dollars unless otherwise indicated.

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

At May 31, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

	Counterparty/	Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%	LCH	$3,657,620,000	10/17/17	$2,222,325	$-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.184%	CME	212,000,000	10/15/20	-	(5,859,227)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.759%	CME	114,725,000	3/18/24	-	(6,580,106)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.788%	CME	202,600,000	3/31/24	-	(11,971,385)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.731%	LCH	690,810,000	7/07/24	-	(41,422,604)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%	LCH	2,081,160,000	1/22/25	38,307,968	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	2,601,430,000	1/23/25	34,706,082	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	1,535,390,000	1/27/25	20,421,097	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	383,800,000	1/29/25	6,435,613	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	325,000,000	1/30/25	5,341,695	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	514,670,000	2/03/25	14,568,872	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.978%	LCH	39,700,000	3/27/25	704,074	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.985%	LCH	39,700,000	3/27/25	677,233	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.559%	CME	54,025,000	3/18/44	-	(10,776,595)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.489%	CME	96,470,000	3/31/44	-	(17,697,013)
Totals Centrally Cleared Swap Contracts				123,384,959	(94,306,930)

OTC Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.558%	JPHQ	$101,430,000	3/04/21	$-	$(10,943,575)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.523%	DBAB	471,880,000	3/28/21	-	(49,065,949)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.963%	JPHQ	332,000,000	11/23/40	-	(86,547,343)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.368%	CITI	43,600,000	12/20/40	-	(15,619,868)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.215%	JPHQ	234,600,000	1/11/41	-	(76,484,591)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.347%	CITI	245,400,000	2/25/41	-	(85,482,942)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.349%	JPHQ	245,400,000	2/25/41	-	(85,612,039)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.320%	JPHQ	184,050,000	2/28/41	-	(63,347,573)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.299%	JPHQ	61,350,000	3/01/41	-	(20,715,914)
Totals OTC Swap Contracts				-	(493,819,794)
Totals Interest Rate Swap Contracts				$123,384,959	$(588,126,724)
Net unrealized appreciation (depreciation)					$(464,741,765)

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

ABBREVIATIONS

Counterparty/Exchange

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	-	Citibank N.A.
CME	-	Chicago Mercantile Exchange
DBAB	-	Deutsche Bank AG
GSCO	-	Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase Bank, N.A.
LCH	-	London Clearing House
MSCO	-	Morgan Stanley and Co. Inc.
SCNY	-	Standard Chartered Bank
UBSW	-	UBS AG

Currency

AUD	-	Australian Dollar
BRL	-	Brazilian Real
EUR	-	Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SGD	-	Singapore Dollar

Selected Portfolio

FHLB	-	Federal Home Loan Bank
FRN	-	Floating Rate Note

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited)

Templeton Global Total Return Fund	Shares			Value
Common Stocks 0.0%†
United Kingdom 0.0%†
[a]CEVA Holdings LLC	920			$666,674

United States 0.0%†
[a]Verso Corp.	9,431			7,639

Total Common Stocks (Cost $1,346,404)				674,313
Convertible Preferred Stocks 0.0%†
United Kingdom 0.0%†
[a]CEVA Holdings LLC, cvt. pfd., A-1	37			37,000
[a]CEVA Holdings LLC, cvt. pfd., A-2	1,991			1,443,171
Total Convertible Preferred Stocks (Cost $2,895,379)				1,480,171
	Principal Amount*
Convertible Bonds (Cost $53,860,000) 0.6%
Canada 0.6%
B2Gold Corp., cvt., senior sub. note, 3.25%, 10/01/18	53,860,000			49,259,009

Foreign Government and Agency Securities 61.0%
Bosnia & Herzegovina 0.0%†
[b,c]Government of Bosnia & Herzegovina, senior bond, B, Reg S, FRN, 0.938%, 12/11/21	204,167		DEM	98,339

Brazil 4.6%
Letra Tesouro Nacional, Strip,
10/01/15	49,090	[d]	BRL	14,737,373
1/01/16	122,340	[d]	BRL	35,550,033
7/01/16	14,770	[d]	BRL	4,031,203
10/01/16	46,650	[d]	BRL	12,341,002
Nota Do Tesouro Nacional,
10.00%, 1/01/23	289,500	[d]	BRL	81,377,560
[e] Index Linked, 6.00%, 5/15/17	5,321	[d]	BRL	4,377,637
[e] Index Linked, 6.00%, 5/15/19	73,710	[d]	BRL	60,265,767
[e] Index Linked, 6.00%, 8/15/20	4,190	[d]	BRL	3,424,391
[e] Index Linked, 6.00%, 8/15/22	62,989	[d]	BRL	51,519,307
[e] Index Linked, 6.00%, 5/15/23	143,373	[d]	BRL	117,604,545
[e] Index Linked, 6.00%, 8/15/24	4,390	[d]	BRL	3,660,153
[e] Index Linked, 6.00%, 8/15/50	400	[d]	BRL	336,466
				389,225,437
Croatia 0.1%
[f]Government of Croatia, 144A, 6.75%, 11/05/19	4,070,000			4,534,835

Ecuador 0.6%
[f]Government of Ecuador, senior note, 144A, 7.95%, 6/20/24	55,320,000			52,664,640

Ghana 1.0%
Government of Ghana,
21.00%, 10/26/15	60,275,000		GHS	14,563,669
16.90%, 3/07/16	2,390,000		GHS	561,947
19.24%, 5/30/16	33,350,000		GHS	7,934,350
23.00%, 2/13/17	23,550,000		GHS	5,806,406
25.48%, 4/24/17	1,320,000		GHS	336,950
24.44%, 5/29/17	34,140,000		GHS	8,606,509
26.00%, 6/05/17	3,110,000		GHS	802,514
25.40%, 7/31/17	11,600,000		GHS	2,970,227
23.00%, 8/21/17	83,299,000		GHS	20,522,049
23.23%, 2/19/18	15,560,000		GHS	3,879,850
22.49%, 4/23/18	4,030,000		GHS	993,281
23.47%, 5/21/18	45,730,000		GHS	11,345,029

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

19.04%, 9/24/18	43,190,000	GHS	9,769,960
			88,092,741
Hungary 6.3%
Government of Hungary,
4.125%, 2/19/18	20,840,000		21,842,404
4.00%, 4/25/18	6,050,490,000	HUF	22,624,445
6.00%, 1/11/19	11,560,000	EUR	14,837,195
6.50%, 6/24/19	10,993,370,000	HUF	44,854,230
7.50%, 11/12/20	4,916,980,000	HUF	21,370,909
5.375%, 2/21/23	38,460,000		42,613,680
A, 6.75%, 11/24/17	13,762,060,000	HUF	54,755,363
A, 5.50%, 12/20/18	11,115,920,000	HUF	43,753,397
A, 7.00%, 6/24/22	1,899,000,000	HUF	8,316,866
A, 6.00%, 11/24/23	23,670,900,000	HUF	100,528,054
B, 6.75%, 2/24/17	15,435,430,000	HUF	59,565,136
B, 5.50%, 6/24/25	1,936,290,000	HUF	8,081,284
senior note, 6.25%, 1/29/20	21,385,000		24,359,761
senior note, 6.375%, 3/29/21	23,190,000		26,861,557
senior note, 5.375%, 3/25/24	10,000,000		11,119,600
[b] senior note, Reg S, 3.50%, 7/18/16	10,000	EUR	11,334
[b] senior note, Reg S, 4.375%, 7/04/17	19,865,000	EUR	23,347,528
[b] senior note, Reg S, 5.75%, 6/11/18	6,625,000	EUR	8,282,293
[b] senior note, Reg S, 3.875%, 2/24/20	20,000	EUR	24,489
			537,149,525
Iceland 0.1%
[f]Government of Iceland, 144A, 5.875%, 5/11/22	10,810,000		12,448,201

India 2.9%
Government of India,
senior bond, 7.80%, 5/03/20	1,786,600,000	INR	27,983,032
senior bond, 8.28%, 9/21/27	539,800,000	INR	8,677,117
senior bond, 8.60%, 6/02/28	1,852,900,000	INR	30,781,092
senior note, 7.28%, 6/03/19	69,400,000	INR	1,071,533
senior note, 8.12%, 12/10/20	1,341,500,000	INR	21,297,133
senior note, 8.35%, 5/14/22	527,100,000	INR	8,449,816
senior note, 7.16%, 5/20/23	2,481,400,000	INR	37,257,008
senior note, 8.83%, 11/25/23	6,495,900,000	INR	107,662,736
			243,179,467
Indonesia 0.3%
Government of Indonesia,
7.875%, 4/15/19	14,607,000,000	IDR	1,101,821
FR31, 11.00%, 11/15/20	13,446,000,000	IDR	1,150,200
FR34, 12.80%, 6/15/21	34,970,000,000	IDR	3,243,016
FR35, 12.90%, 6/15/22	4,323,000,000	IDR	408,714
FR36, 11.50%, 9/15/19	33,165,000,000	IDR	2,827,602
FR39, 11.75%, 8/15/23	6,350,000,000	IDR	581,627
FR40, 11.00%, 9/15/25	110,250,000,000	IDR	9,921,166
FR42, 10.25%, 7/15/27	2,150,000,000	IDR	187,006
FR43, 10.25%, 7/15/22	3,593,000,000	IDR	301,658
FR44, 10.00%, 9/15/24	7,250,000,000	IDR	611,294
FR46, 9.50%, 7/15/23	7,100,000,000	IDR	578,110
FR47, 10.00%, 2/15/28	26,890,000,000	IDR	2,297,769
FR52, 10.50%, 8/15/30	24,050,000,000	IDR	2,150,570
senior bond, FR53, 8.25%, 7/15/21	10,287,000,000	IDR	786,585
senior note, 8.50%, 10/15/16	3,130,000,000	IDR	240,005
			26,387,143
Ireland 2.7%
Government of Ireland, senior bond, 5.40%, 3/13/25	151,952,700	EUR	231,635,163

Kenya 0.2%
[f]Government of Kenya, senior note, 144A, 6.875%, 6/24/24	19,920,000		20,916,996

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

Latvia 0.6%
[f]Government of Latvia,
144A, 5.25%, 2/22/17	25,850,000			27,682,248
senior note, 144A, 5.25%, 6/16/21	18,000,000			20,682,990
				48,365,238
Lithuania 0.2%
[f]Government of Lithuania, 144A, 7.375%, 2/11/20	10,320,000			12,556,860

Malaysia 1.8%
Government of Malaysia,
3.835%, 8/12/15	276,090,000		MYR	75,437,233
4.72%, 9/30/15	47,610,000		MYR	13,058,817
senior bond, 4.262%, 9/15/16	61,440,000		MYR	16,988,818
senior note, 3.172%, 7/15/16	182,080,000		MYR	49,684,419
				155,169,287
Mexico 8.0%
Government of Mexico,
6.00%, 6/18/15	9,826,640	[g]	MXN	63,922,151
8.00%, 12/17/15	24,732,170	[g]	MXN	164,823,297
6.25%, 6/16/16	15,971,530	[g]	MXN	106,688,513
7.25%, 12/15/16	46,495,850	[g]	MXN	317,387,145
7.75%, 12/14/17	1,335,000	[g]	MXN	9,377,650
[h]Mexican Udibonos, Index Linked,
5.00%, 6/16/16	825,521	[i]	MXN	5,617,076
3.50%, 12/14/17	833,456	[i]	MXN	5,741,880
4.00%, 6/13/19	573,516	[i]	MXN	4,032,646
2.50%, 12/10/20	452,169	[i]	MXN	2,968,098
				680,558,456
Philippines 1.8%
Government of the Philippines,
senior bond, 7.00%, 1/27/16	471,510,000		PHP	10,844,028
senior bond, 9.125%, 9/04/16	126,690,000		PHP	3,029,014
senior note, 1.625%, 4/25/16	6,088,300,000		PHP	135,900,658
				149,773,700
Poland 2.5%
Government of Poland,
6.25%, 10/24/15	46,028,000		PLN	12,521,999
5.00%, 4/25/16	304,780,000		PLN	83,843,302
4.75%, 10/25/16	293,705,000		PLN	81,749,140
4.75%, 4/25/17	9,170,000		PLN	2,585,389
[c] FRN, 2.01%, 1/25/17	64,309,000		PLN	17,180,219
[c] FRN, 2.01%, 1/25/21	55,199,000		PLN	14,608,304
				212,488,353
Portugal 2.3%
Government of Portugal,
[f]144A, 5.125%, 10/15/24	179,860,000			191,926,808
[b] senior bond, Reg S, 4.95%, 10/25/23	1,419,700		EUR	1,884,135
[b] senior note, Reg S, 5.65%, 2/15/24	3,549,500		EUR	4,913,014
				198,723,957
Serbia 3.4%
[f]Government of Serbia, senior note, 144A,
4.875%, 2/25/20	45,960,000			47,373,959
7.25%, 9/28/21	29,790,000			34,320,761
[j]Serbia Treasury Bill, 7/24/15	1,329,560,000		RSD	12,008,849
Serbia Treasury Note,
10.00%, 9/14/15	435,500,000		RSD	4,013,074
10.00%, 9/28/15	149,700,000		RSD	1,381,415
10.00%, 10/18/15	637,300,000		RSD	5,893,240
10.00%, 12/06/15	123,700,000		RSD	1,149,349
10.00%, 1/30/16	104,830,000		RSD	977,347
10.00%, 2/21/16	4,619,000,000		RSD	43,141,939

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
10.00%, 5/22/16	273,340,000	RSD	2,572,456
10.00%, 6/27/16	680,370,000	RSD	6,416,883
10.00%, 8/15/16	280,100,000	RSD	2,648,436
10.00%, 10/17/16	156,810,000	RSD	1,487,260
10.00%, 12/19/16	439,100,000	RSD	4,175,749
8.00%, 1/12/17	49,570,000	RSD	458,499
8.00%, 3/23/17	570,360,000	RSD	5,272,570
8.00%, 4/06/17	827,050,000	RSD	7,644,167
10.00%, 5/08/17	149,560,000	RSD	1,429,532
10.00%, 7/10/17	3,418,090,000	RSD	32,740,688
10.00%, 11/08/17	848,160,000	RSD	8,166,408
10.00%, 3/02/18	1,570,870,000	RSD	15,149,975
10.00%, 4/27/18	331,320,000	RSD	3,200,245
10.00%, 11/21/18	140,010,000	RSD	1,353,987
10.00%, 8/21/19	2,432,950,000	RSD	23,497,834
10.00%, 3/20/21	357,280,000	RSD	3,409,487
10.00%, 9/11/21	1,505,120,000	RSD	14,278,351
			284,162,460
Singapore 0.0%†
Government of Singapore, senior note, 1.125%, 4/01/16	2,210,000	SGD	1,642,090

Slovenia 1.6%
[f]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	28,870,000		32,901,118
5.85%, 5/10/23	84,940,000		99,229,456
			132,130,574
South Korea 11.9%
Korea Monetary Stabilization Bond,
senior bond, 2.80%, 8/02/15	29,838,950,000	KRW	26,832,264
senior bond, 2.81%, 10/02/15	6,951,000,000	KRW	6,262,532
senior bond, 1.96%, 2/02/17	39,466,600,000	KRW	35,564,470
senior note, 2.76%, 6/02/15	82,959,000,000	KRW	74,462,795
senior note, 2.66%, 6/09/15	10,337,650,000	KRW	9,280,409
senior note, 2.90%, 12/02/15	97,007,000,000	KRW	87,603,394
senior note, 2.78%, 2/02/16	107,819,740,000	KRW	97,478,005
senior note, 2.80%, 4/02/16	40,489,280,000	KRW	36,679,158
senior note, 2.79%, 6/02/16	229,756,270,000	KRW	208,490,466
senior note, 2.46%, 8/02/16	40,544,100,000	KRW	36,708,405
senior note, 2.22%, 10/02/16	19,680,100,000	KRW	17,783,173
senior note, 2.07%, 12/02/16	85,448,300,000	KRW	77,100,659
Korea Treasury Bond,
senior bond, 4.00%, 3/10/16	2,835,300,000	KRW	2,589,763
senior note, 3.25%, 6/10/15	40,661,740,000	KRW	36,508,412
senior note, 4.00%, 9/10/15	7,503,000,000	KRW	6,776,419
senior note, 2.75%, 12/10/15	164,021,360,000	KRW	148,037,036
senior note, 2.75%, 6/10/16	34,790,200,000	KRW	31,560,810
senior note, 3.00%, 12/10/16	69,738,040,000	KRW	63,797,754
			1,003,515,924
Sri Lanka 1.4%
Government of Sri Lanka,
8.25%, 3/01/17	10,170,000	LKR	77,623
8.00%, 6/15/17	29,570,000	LKR	224,800
10.60%, 7/01/19	370,020,000	LKR	3,003,927
10.60%, 9/15/19	782,770,000	LKR	6,377,385
8.00%, 11/01/19	29,570,000	LKR	221,100
11.20%, 7/01/22	89,990,000	LKR	766,627
A, 6.50%, 7/15/15	90,460,000	LKR	675,375
A, 11.00%, 8/01/15	148,900,000	LKR	1,119,361
A, 8.50%, 11/01/15	1,067,960,000	LKR	8,032,255
A, 6.40%, 8/01/16	86,300,000	LKR	643,663
A, 5.80%, 1/15/17	394,700,000	LKR	2,903,284
A, 7.50%, 8/15/18	95,560,000	LKR	708,467
A, 8.00%, 11/15/18	542,330,000	LKR	4,070,227
A, 9.00%, 5/01/21	162,810,000	LKR	1,245,515

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
B, 11.00%, 9/01/15	333,600,000	LKR	2,517,485
B, 8.00%, 6/01/16	1,537,000,000	LKR	11,635,033
B, 6.40%, 10/01/16	885,200,000	LKR	6,585,227
B, 5.80%, 7/15/17	973,900,000	LKR	7,084,904
B, 8.50%, 7/15/18	124,950,000	LKR	954,455
C, 8.50%, 4/01/18	510,340,000	LKR	3,897,379
D, 8.50%, 6/01/18	119,600,000	LKR	913,128
[b] senior note, Reg S, 6.25%, 7/27/21	50,000,000		50,959,750
			114,616,970
Ukraine 1.6%
[f]Government of Ukraine,
144A, 9.25%, 7/24/17	51,390,000		24,859,913
144A, 7.75%, 9/23/20	50,845,000		24,317,892
senior bond, 144A, 6.58%, 11/21/16	9,395,000		4,585,934
senior bond, 144A, 7.80%, 11/28/22	89,130,000		43,005,225
senior note, 144A, 6.25%, 6/17/16	3,000,000		1,445,625
senior note, 144A, 6.75%, 11/14/17	5,140,000		2,492,900
senior note, 144A, 7.95%, 2/23/21	12,058,000		5,810,449
senior note, 144A, 7.50%, 4/17/23	48,570,000		25,499,250
			132,017,188
Uruguay 5.1%
[h]Government of Uruguay,
Index Linked, 4.25%, 4/05/27	241,936,502	UYU	8,814,252
senior bond, Index Linked, 5.00%, 9/14/18	171,774,658	UYU	6,524,777
senior bond, Index Linked, 4.375%, 12/15/28	3,659,598,695	UYU	135,037,144
senior bond, Index Linked, 4.00%, 7/10/30	126,398,389	UYU	4,453,657
senior bond, Index Linked, 3.70%, 6/26/37	26,938,316	UYU	890,271
Uruguay Notas del Tesoro,
10.25%, 8/22/15	579,631,000	UYU	21,565,301
9.50%, 1/27/16	507,279,000	UYU	18,920,750
11.00%, 3/21/17	765,015,000	UYU	27,528,836
7, 13.25%, 4/08/18	121,770,000	UYU	4,596,772
[h] 10, Index Linked, 4.25%, 1/05/17	276,492,969	UYU	10,288,066
[h] 13, Index Linked, 4.00%, 5/25/25	592,422,396	UYU	21,206,754
[h] 14, Index Linked, 4.00%, 6/10/20	561,759,872	UYU	20,529,284
[h] 16, Index Linked, 3.25%, 1/27/19	974,196	UYU	35,092
[h] 17, Index Linked, 2.75%, 6/16/16	342,719,827	UYU	12,540,924
[h] 18, Index Linked, 2.25%, 8/23/17	603,998,685	UYU	21,067,835
[h] 19, Index Linked, 2.50%, 9/27/22	183,028,690	UYU	5,929,904
[h] Index Linked, 4.00%, 6/14/15	474,997,818	UYU	17,722,027
Uruguay Treasury Bill,
1, Strip, 2/10/17	19,000,000	UYU	574,466
Strip, 7/02/15	109,781,000	UYU	4,053,909
Strip, 8/20/15	787,736,000	UYU	28,637,731
Strip, 10/08/15	83,910,000	UYU	3,001,818
Strip, 11/26/15	41,280,000	UYU	1,452,501
Strip, 1/14/16	333,423,000	UYU	11,521,133
Strip, 3/03/16	217,510,000	UYU	7,487,579
Strip, 4/21/16	219,579,000	UYU	7,299,773
Strip, 6/09/16	153,250,000	UYU	5,102,367
Strip, 7/28/16	281,620,000	UYU	9,206,505
Strip, 9/15/16	200,920,000	UYU	6,366,840
Strip, 11/03/16	46,340,000	UYU	1,446,136
Strip, 4/03/17	292,789,000	UYU	8,661,147
Strip, 5/19/17	66,890,000	UYU	1,939,922
			434,403,473
Total Foreign Government and Agency Securities (Cost $5,800,397,829)			5,166,457,017
Quasi-Sovereign and Corporate Bonds 7.1%
Australia 0.1%
[f]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	2,200,000		2,081,750

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

[f]FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22	8,500,000		9,020,625
			11,102,375
Bermuda 0.1%
[f]Digicel Group Ltd., senior note, 144A,
8.25%, 9/30/20	2,600,000		2,700,750
7.125%, 4/01/22	3,000,000		2,928,750
[f]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	6,100,000		6,019,937
			11,649,437
Canada 0.3%
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	9,450,000		8,032,500
[f]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	7,890,000		7,751,925
7.00%, 2/15/21	5,000,000		4,868,750
[f]Valeant Pharmaceuticals International Inc., senior note, 144A, 7.50%, 7/15/21	1,500,000		1,644,750
			22,297,925
France 0.1%
CGG SA, senior note,
7.75%, 5/15/17	1,010,000		994,850
6.50%, 6/01/21	5,300,000		4,531,500
6.875%, 1/15/22	5,700,000		4,834,313
			10,360,663
Germany 0.1%
[f]Ceramtec Group GmbH, senior note, 144A, 8.25%, 8/15/21	2,600,000	EUR	3,150,922
[f]Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
senior secured bond, first lien, 144A, 5.75%, 1/15/23	1,890,000	EUR	2,252,844
senior secured note, first lien, 144A, 5.625%, 4/15/23	900,000	EUR	1,071,547
[f]Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	4,500,000		4,680,000
			11,155,313
Italy 0.2%
[f]Wind Acquisition Finance SA, senior note, 144A, 7.375%, 4/23/21	12,000,000		12,585,000

Luxembourg 0.3%
ArcelorMittal, senior note, 6.25%, 3/01/21	8,000,000		8,477,800
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	2,000,000		1,870,000
senior bond, 5.50%, 8/01/23	6,500,000		5,984,062
senior note, 7.25%, 10/15/20	2,000,000		2,035,000
senior note, 7.50%, 4/01/21	4,300,000		4,380,625
			22,747,487
Mexico 0.1%
[f]Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	8,700,000		8,830,500

Netherlands 0.2%
[f]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	13,000,000		12,415,000

Poland 0.0%†
[f]Play Finance 1 SA, senior note, 144A, 6.50%, 8/01/19	1,300,000	EUR	1,507,623
[f]Play Finance 2 SA, senior secured note, 144A, 5.25%, 2/01/19	900,000	EUR	1,025,076
			2,532,699
Russia 0.4%
[f]Alfa Bond Issuance PLC (Alfa Bank OJSC), loan participation,
secured note, 144A, 7.875%, 9/25/17	6,430,000		6,743,462
senior note, 144A, 7.75%, 4/28/21	4,020,000		4,110,450
Gaz Capital SA (OJSC Gazprom), loan participation,
[f]senior bond, 144A, 6.51%, 3/07/22	2,860,000		2,916,342
[b] senior bond, Reg S, 6.51%, 3/07/22	170,000		173,294
[f]senior note, 144A, 5.092%, 11/29/15	8,760,000		8,853,075
LUKOIL International Finance BV,
[f]144A, 6.656%, 6/07/22	430,000		454,725
[b] Reg S, 6.656%, 6/07/22	2,400,000		2,534,736
[f]senior note, 144A, 6.125%, 11/09/20	6,180,000		6,423,121

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
TNK-BP Finance SA,
[f]senior bond, 144A, 7.25%, 2/02/20	590,000		606,963
[b] senior note, Reg S, 7.875%, 3/13/18	420,000		443,491
			33,259,659
South Africa 0.4%
[f,p]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	52,430,000	EUR	14,507,899
[p]Edcon Ltd.,
[f]secured note, 144A, 9.50%, 3/01/18	2,000,000	EUR	1,820,929
[f]senior secured note, 144A, 9.50%, 3/01/18	13,350,000		10,997,062
[f]senior secured note, 144A, 9.50%, 3/01/18	7,916,000	EUR	7,218,110
[b] senior secured note, first lien, Reg S, 9.50%, 3/01/18	100,000	EUR	91,184
			34,635,184
Sweden 0.1%
[f]Stena AB, senior bond, 144A, 7.00%, 2/01/24	1,900,000		1,843,000
[f]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	6,900,000		6,609,579
			8,452,579
Ukraine 0.2%
[f]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	18,260,000		8,423,520
7.40%, 4/20/18	15,100,000		6,927,125
[b]State Export-Import Bank of Ukraine (Biz Finance PLC), loan participation, Reg S,	6,430,000		4,730,069
8.75%, 1/22/18
			20,080,714
United Arab Emirates 0.0%†
DP World Ltd.,
[f]144A, 6.85%, 7/02/37	130,000		149,453
[b] Reg S, 6.85%, 7/02/37	1,500,000		1,724,460
			1,873,913
United Kingdom 0.2%
[f]Algeco Scotsman Global Finance PLC, senior secured note, first lien, 144A, 8.50%,	2,100,000		2,086,875
10/15/18
HSBC Holdings PLC, sub. note, 6.50%, 9/15/37	300,000		374,365
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	540,000		595,350
[f]Virgin Media Finance PLC, senior bond, 144A, 6.375%,
4/15/23	1,300,000		1,386,125
10/15/24	2,000,000	GBP	3,253,688
[f]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,	4,000,000		4,112,500
1/15/25
			11,808,903
United States 4.3%
AmSurg Corp., senior note, 5.625%, 7/15/22	400,000		410,000
[k]Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,	8,000,000		8,640,000
Perpetual
[f]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	7,500,000		6,815,625
[l]Caesars Entertainment Operating Co. Inc., senior secured note, first lien, 11.25%,	6,000,000		4,845,000
6/01/17
California Resources Corp.,
senior bond, 6.00%, 11/15/24	3,000,000		2,775,000
senior note, 5.50%, 9/15/21	2,100,000		2,000,250
Calpine Corp.,
senior bond, 5.75%, 1/15/25	7,000,000		7,078,750
[f]senior secured bond, first lien, 144A, 7.875%, 1/15/23	4,084,000		4,489,852
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.25%, 9/30/22	8,200,000		8,343,500
CenturyLink Inc., senior bond, 6.75%, 12/01/23	2,900,000		3,108,437
Chaparral Energy Inc., senior note, 8.25%, 9/01/21	11,400,000		9,291,000
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	10,500,000		11,077,500
5.75%, 3/15/23	1,700,000		1,687,250
CHS/Community Health Systems Inc., senior note,
8.00%, 11/15/19	5,100,000		5,431,500
7.125%, 7/15/20	4,600,000		4,916,250

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
CIT Group Inc.,
senior bond, 5.00%, 8/01/23	7,000,000	7,183,400
senior note, 5.375%, 5/15/20	1,700,000	1,808,375
senior note, 5.00%, 8/15/22	6,400,000	6,592,000
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	11,000,000	10,395,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	2,000,000	2,125,000
senior sub. note, 7.625%, 3/15/20	200,000	209,500
senior sub. note, 7.625%, 3/15/20	4,500,000	4,775,625
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24	2,700,000	2,733,750
senior note, 5.75%, 8/15/22	7,100,000	7,579,250
DISH DBS Corp., senior note, 5.875%, 7/15/22	8,050,000	8,231,125
Energy XXI Gulf Coast Inc.,
7.75%, 6/15/19	1,000,000	457,500
senior note, 9.25%, 12/15/17	4,000,000	2,750,000
[f]senior note, 144A, 6.875%, 3/15/24	3,400,000	1,207,000
Equinix Inc., senior bond, 5.375%, 4/01/23	3,800,000	3,933,000
First Data Corp.,
senior bond, 12.625%, 1/15/21	8,800,000	10,329,000
senior note, 11.25%, 1/15/21	342,000	384,750
[f]senior secured bond, second lien, 144A, 8.25%, 1/15/21	4,000,000	4,275,000
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas Inc., senior note, 6.875%, 2/15/23	314,000	337,943
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	200,000	193,500
senior note, 8.50%, 4/15/20	200,000	214,500
senior note, 8.75%, 4/15/22	700,000	735,000
senior note, 7.125%, 1/15/23	1,700,000	1,636,250
senior note, 7.875%, 1/15/27	300,000	285,000
Grifols Worldwide Operations Ltd., senior note, 5.25%, 4/01/22	2,200,000	2,249,500
Halcon Resources Corp., senior note, 8.875%, 5/15/21	11,000,000	7,782,500
HCA Inc., senior secured bond, first lien, 5.875%, 3/15/22	13,900,000	15,568,000
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	6,500,000	6,166,875
senior secured note, first lien, 9.00%, 9/15/22	1,500,000	1,417,125
[f]JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	1,700,000	1,757,375
senior note, 144A, 8.25%, 2/01/20	5,500,000	5,893,250
senior note, 144A, 7.25%, 6/01/21	700,000	743,050
[k]JPMorgan Chase & Co., junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter,	5,000,000	5,112,500
Perpetual
Linn Energy LLC/Finance Corp., senior note,
8.625%, 4/15/20	1,600,000	1,455,000
7.75%, 2/01/21	6,900,000	5,985,750
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	6,000,000	2,782,500
Navient Corp., senior note,
8.45%, 6/15/18	3,900,000	4,377,750
5.50%, 1/15/19	9,600,000	9,984,000
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	8,000,000	5,640,000
senior secured note, first lien, 7.50%, 11/01/19	4,700,000	3,401,625
Penn Virginia Corp., senior note, 8.50%, 5/01/20	8,000,000	7,620,000
[f]Post Holdings Inc., senior note, 144A,
6.75%, 12/01/21	4,500,000	4,466,250
6.00%, 12/15/22	6,100,000	5,726,375
[c,f,l]Quicksilver Resources Inc., secured note, second lien, 144A, FRN, 7.00%, 6/21/19	1,700,000	1,130,500
Regency Energy Partners LP/Regency Energy Finance Corp., senior note,
5.875%, 3/01/22	1,500,000	1,646,250
5.00%, 10/01/22	2,400,000	2,521,440
Reynolds Group Issuer Inc./LLC/SA, senior note,
8.50%, 5/15/18	3,950,000	4,033,937
9.00%, 4/15/19	8,550,000	8,934,750
Sabine Pass Liquefaction LLC, first lien, 5.625%, 2/01/21	9,600,000	9,966,000
Scientific Games International Inc., senior note, 10.00%, 12/01/22	400,000	389,000
[f]Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	9,100,000	9,465,820

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Sprint Communications Inc., senior note,
6.00%, 11/15/22	5,000,000			4,800,000
[f]144A, 9.00%, 11/15/18	9,000,000			10,338,750
[f]144A, 7.00%, 3/01/20	400,000			442,500
T-Mobile USA Inc.,
senior bond, 6.375%, 3/01/25	9,500,000			9,970,250
senior note, 6.542%, 4/28/20	3,200,000			3,392,000
senior note, 6.125%, 1/15/22	600,000			630,750
Tenet Healthcare Corp., senior note,
8.125%, 4/01/22	3,900,000			4,260,750
[f]144A, 5.00%, 3/01/19	4,000,000			4,005,000
[f,l]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings	6,200,000			3,999,000
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	400,000			432,000
Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	451,000			330,358
Visant Corp., senior note, 10.00%, 10/01/17	5,900,000			5,000,250
[f]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	10,600,000			11,335,375
W&T Offshore Inc., senior note, 8.50%, 6/15/19	10,000,000			7,200,000
				361,635,487
Total Quasi-Sovereign and Corporate Bonds (Cost $681,346,323)				597,422,838
Credit-Linked Notes 0.0%†
Ukraine 0.0%†
[c,f]Citigroup Inc. (Export/Import Bank of Ukraine), 144A, FRN, 5.50%, 9/01/15	2,568,400		UAH	116,610
[f]ING Americas Issuance BV (Government of Ukraine), 144A, 5.50%,
8/24/15	15,963,500		UAH	725,337
8/25/15	5,688,200		UAH	258,253
Total Credit-Linked Notes (Cost $1,832,530)				1,100,200
[c]Senior Floating Rate Interests 0.0%†
United States 0.0%†
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	191,948			194,347
[m]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	22,452			19,245
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 11.00%,	56,404			53,020
1/29/18
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	323,485			321,868
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	201,821			204,848
Total Senior Floating Rate Interests (Cost $790,839)				793,328
	Shares
Escrows and Litigation Trusts 0.0%
[a,m]Comfort Co. Inc., Escrow Account	1,299			—
[a,m]NewPage Corp., Litigation Trust	2,500,000			—
Total Escrows and Litigation Trusts (Cost $—)				—
Total Investments before Short Term Investments (Cost $6,542,469,304)				5,817,186,876
	Principal Amount*

Short Term Investments 21.0%
Foreign Government and Agency Securities 8.1%
Hungary 0.0%†
[j]Hungary Treasury Bill, 9/16/15	808,310,000		HUF	2,860,826
Malaysia 2.5%
[j]Bank of Negara Monetary Notes, 6/03/15 - 11/24/15	610,490,000		MYR	165,213,046
Government of Malaysia, 3.197%, 10/15/15	122,690,000		MYR	33,489,634
[j]Malaysia Treasury Bills, 6/05/15 - 4/29/16	38,470,000		MYR	10,395,684
				209,098,364
Mexico 0.9%
[j]Mexico Treasury Bills, 6/25/15 - 3/31/16	112,849,290	[n]	MXN	72,177,013
Philippines 0.3%
[j]Philippine Treasury Bills, 6/03/15 - 3/02/16	1,095,130,000		PHP	24,417,254

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
Serbia 0.0%†
[j]Serbia Treasury Bill, 6/25/15	282,690,000	RSD	2,565,208
Singapore 3.3%
[j]Monetary Authority of Singapore Treasury Bills,
6/26/15 - 7/20/15	79,440,000	SGD	58,879,424
7/31/15	170,430,000	SGD	126,256,501
8/21/15	132,710,000	SGD	98,258,064
			283,393,989
South Korea 1.0%
Korea Monetary Stabilization Bond,
senior note, 2.13%, 10/08/15	11,284,400,000	KRW	10,144,909
senior note, 1.92%, 3/09/16	1,416,020,000	KRW	1,273,300
senior note, 1.74%, 5/09/16	27,275,500,000	KRW	24,494,285
[j]Korea Monetary Stabilization Bonds, 7/07/15 - 10/06/15	55,471,360,000	KRW	49,643,457
			85,555,951
Uruguay 0.1%
[j]Uruguay Treasury Bills, 6/05/15 - 4/11/16	151,670,000	UYU	5,531,094
Total Foreign Government and Agency Securities (Cost $713,247,458)			685,599,699
Total Investments before Money Market Funds (Cost $7,255,716,762)			6,502,786,575
	Shares
Money Market Funds (Cost $1,096,025,581) 12.9%
United States 12.9%
[a,o]Institutional Fiduciary Trust Money Market Portfolio	1,096,025,581		1,096,025,581
Total Investments (Cost $8,351,742,343) 89.7%			7,598,812,156
Other Assets, less Liabilities 10.3%			870,358,080
Net Assets 100.0%			$8,469,170,236

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31, 2015, the aggregate value of these securities was $99,218,116, representing 1.17% of net assets.
c The coupon rate shown represents the rate at period end.
d Principal amount is stated in 1,000 Brazilian Real Units.
e Redemption price at maturity is adjusted for inflation.
f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
May 31, 2015, the aggregate value of these securities was $950,426,734, representing 11.22% of net assets.
g Principal amount is stated in 100 Mexican Peso Units.
h Principal amount of security is adjusted for inflation.
i Principal amount is stated in 100 Unidad de Inversion Units.
j The security is traded on a discount basis with no stated coupon rate.
k Perpetual security with no stated maturity date.
l Defaulted security or security for which income has been deemed uncollectible.
m Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2015, the aggregate value of these securities was $19,245, representing less than 0.01% of net assets.
n Principal amount is stated in 10 Mexican Peso Units.
o Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
p At May 31, 2015, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)

At May 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	GSCO	Buy	52,151,000	56,818,515		6/01/15	$476,785	$-
Euro	GSCO	Sell	52,151,000	70,961,083		6/01/15	13,665,784	-
Japanese Yen	GSCO	Buy	8,236,852,000	66,319,259		6/01/15	53,590	-
Japanese Yen	GSCO	Sell	8,236,852,000	81,152,850		6/01/15	14,780,001	-
Indian Rupee	JPHQ	Buy	68,690,000	1,079,098		6/02/15	-	(2,272)
Indian Rupee	JPHQ	Sell	68,690,000	1,074,961		6/02/15	-	(1,865)
Malaysian Ringgit	DBAB	Buy	2,524,000	767,570		6/02/15	-	(79,197)
Malaysian Ringgit	DBAB	Sell	2,524,000	701,228		6/02/15	12,856	-
Indian Rupee	HSBK	Buy	132,590,750	2,110,814		6/03/15	-	(32,610)
Japanese Yen	DBAB	Sell	6,912,259,000	68,126,579		6/03/15	12,425,768	-
Chilean Peso	BZWS	Buy	329,100,000	579,096		6/04/15	-	(46,970)
Chilean Peso	MSCO	Buy	195,220,000	313,859		6/04/15	1,795	-
Japanese Yen	JPHQ	Sell	2,962,582,246	29,025,574		6/04/15	5,151,964	-
Chilean Peso	DBAB	Buy	834,226,800	1,374,684		6/05/15	-	(25,954)
Chilean Peso	MSCO	Buy	222,700,000	390,188		6/05/15	-	(30,140)
Euro	BZWS	Sell	2,397,130	3,264,771		6/05/15	631,047	-
Polish Zloty	DBAB	Buy	18,098,270	4,330,351	EUR	6/05/15	76,047	-
Chilean Peso	DBAB	Buy	850,675,000	1,382,865		6/08/15	-	(7,974)
Chilean Peso	MSCO	Buy	12,918,740,000	21,225,195		6/08/15	-	(345,467)
Euro	DBAB	Sell	7,466,000	10,181,608		6/08/15	1,978,406	-
Indian Rupee	JPHQ	Buy	68,690,000	1,079,997		6/08/15	-	(4,318)
Malaysian Ringgit	DBAB	Buy	1,294,000	391,587		6/08/15	-	(38,835)
Malaysian Ringgit	DBAB	Sell	1,294,000	359,275		6/08/15	6,523	-
Mexican Peso	CITI	Buy	162,809,640	12,224,965		6/08/15	-	(1,657,028)
Polish Zloty	DBAB	Buy	4,100,000	968,169	EUR	6/08/15	31,192	-
Euro	GSCO	Sell	7,506,700	10,238,013		6/09/15	1,989,985	-
Indian Rupee	DBAB	Buy	23,321,000	371,742		6/09/15	-	(6,602)
Japanese Yen	CITI	Sell	2,026,500,000	19,841,969		6/09/15	3,510,507	-
Japanese Yen	HSBK	Sell	3,034,900,000	29,712,266		6/09/15	5,254,158	-
Mexican Peso	CITI	Buy	162,627,000	12,262,168		6/09/15	-	(1,706,874)
Polish Zloty	BZWS	Buy	7,593,347	1,850,991	EUR	6/09/15	-	(5,942)
Polish Zloty	DBAB	Buy	22,045,960	5,372,870	EUR	6/09/15	-	(15,979)
Polish Zloty	JPHQ	Buy	717,882,597	174,931,824	EUR	6/09/15	-	(492,904)
Singapore Dollar	DBAB	Buy	9,810,000	7,807,091		6/09/15	-	(532,382)
Singapore Dollar	GSCO	Buy	5,725,000	4,559,573		6/09/15	-	(314,139)
Ghanaian Cedi	BZWS	Buy	3,180,000	845,183		6/10/15	-	(70,158)
Japanese Yen	BZWS	Sell	3,257,620,000	31,903,827		6/10/15	5,650,457	-
Japanese Yen	CITI	Sell	4,387,300,000	42,902,544		6/10/15	7,545,010	-
Japanese Yen	HSBK	Sell	3,469,350,000	33,990,075		6/10/15	6,030,360	-
Japanese Yen	DBAB	Sell	1,148,800,000	11,247,308		6/11/15	1,988,923	-
Japanese Yen	JPHQ	Sell	3,214,350,000	31,463,264		6/11/15	5,558,243	-
Polish Zloty	CITI	Buy	281,000	67,167	EUR	6/11/15	1,236	-

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Polish Zloty	DBAB	Buy	59,680,407	14,432,988	EUR	6/11/15	78,317	-
Chilean Peso	DBAB	Buy	472,610,000	770,664		6/12/15	-	(7,135)
Euro	GSCO	Sell	8,776,716	11,907,371		6/12/15	2,263,534	-
Mexican Peso	CITI	Buy	330,714,570	24,731,870		6/12/15	-	(3,271,670)
Polish Zloty	DBAB	Buy	231,914,746	55,797,032	EUR	6/12/15	619,040	-
Indian Rupee	JPHQ	Buy	68,690,000	1,092,815		6/15/15	-	(18,471)
Mexican Peso	CITI	Buy	142,131,300	10,640,960		6/15/15	-	(1,420,067)
Polish Zloty	DBAB	Buy	34,627,982	8,261,273	EUR	6/15/15	168,163	-
Singapore Dollar	JPHQ	Buy	5,777,000	4,403,201		6/15/15	-	(119,825)
Polish Zloty	MSCO	Buy	9,266,000	2,259,961	EUR	6/16/15	-	(9,335)
Singapore Dollar	DBAB	Buy	9,800,000	7,050,360		6/16/15	215,708	-
Chilean Peso	DBAB	Buy	846,235,000	1,321,519		6/17/15	44,910	-
Japanese Yen	CITI	Sell	38,352,000	376,991		6/17/15	67,879	-
Japanese Yen	JPHQ	Sell	1,355,500,000	13,325,731		6/17/15	2,400,584	-
Chilean Peso	DBAB	Buy	835,780,000	1,295,582		6/18/15	53,825	-
Chilean Peso	JPHQ	Buy	267,969,900	416,426		6/18/15	16,225	-
Euro	DBAB	Buy	95,558	100,245		6/18/15	4,762	-
Euro	DBAB	Sell	95,558	117,871		6/18/15	12,864	-
Malaysian Ringgit	DBAB	Buy	22,000,000	6,685,914		6/18/15	-	(693,160)
Malaysian Ringgit	DBAB	Sell	22,000,000	6,102,297		6/18/15	109,542	-
Chilean Peso	DBAB	Buy	1,500,450,000	2,593,915		6/19/15	-	(171,619)
Chilean Peso	MSCO	Buy	939,423,579	1,552,644		6/19/15	9,925	(45,983)
Malaysian Ringgit	JPHQ	Buy	3,824,153	1,078,441		6/19/15	-	(36,829)
Malaysian Ringgit	JPHQ	Sell	3,824,153	1,059,821		6/19/15	18,209	-
Chilean Peso	BZWS	Buy	1,124,481,000	1,859,415		6/22/15	-	(44,644)
Chilean Peso	JPHQ	Buy	206,400,000	342,062		6/22/15	-	(8,958)
Chilean Peso	MSCO	Buy	359,996,421	600,996		6/22/15	-	(20,007)
Japanese Yen	DBAB	Sell	7,443,020,000	73,092,605		6/22/15	13,098,615	-
Mexican Peso	CITI	Buy	127,922,000	9,554,975		6/22/15	-	(1,260,255)
Singapore Dollar	HSBK	Buy	6,967,000	5,302,534		6/22/15	-	(137,700)
Malaysian Ringgit	DBAB	Buy	18,932,200	5,760,947		6/23/15	-	(605,821)
Malaysian Ringgit	DBAB	Sell	18,932,200	5,248,884		6/23/15	93,758	-
Malaysian Ringgit	HSBK	Buy	6,027,114	1,695,725		6/23/15	-	(54,577)
Malaysian Ringgit	HSBK	Sell	6,027,114	1,670,903		6/23/15	29,755	-
Singapore Dollar	DBAB	Buy	8,718,400	6,651,205		6/23/15	-	(188,164)
Indian Rupee	JPHQ	Buy	255,272,000	3,979,882		6/29/15	2,724	-
South Korean Won	DBAB	Buy	3,290,000,000	3,177,516		6/29/15	-	(227,458)
Indian Rupee	HSBK	Buy	268,629,000	4,213,273		6/30/15	-	(23,112)
Japanese Yen	BZWS	Sell	260,566,000	2,571,523		6/30/15	471,019	-
Japanese Yen	MSCO	Sell	1,074,900,000	10,636,361		7/01/15	1,971,153	-
Philippine Peso	JPHQ	Buy	17,244,000	394,203		7/01/15	-	(7,607)
Euro	DBAB	Sell	2,420,000	3,311,383		7/02/15	651,580	-
Philippine Peso	DBAB	Buy	73,175,950	1,672,976		7/03/15	-	(32,602)
Indian Rupee	DBAB	Buy	844,728,083	13,201,455		7/06/15	-	(40,799)
Chilean Peso	DBAB	Buy	324,947,000	515,167		7/07/15	8,469	-
Philippine Peso	HSBK	Buy	90,000,000	2,056,673		7/07/15	-	(39,568)
Malaysian Ringgit	DBAB	Buy	12,301,000	3,399,475		7/08/15	-	(54,024)
Malaysian Ringgit	DBAB	Sell	12,301,000	3,405,687		7/08/15	60,236	-
Philippine Peso	DBAB	Buy	48,983,060	1,119,869		7/08/15	-	(22,103)
Chilean Peso	CITI	Buy	25,880,400,000	41,911,579		7/09/15	-	(214,641)

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Euro	DBAB	Sell	584,893	796,916		7/09/15	153,996	-
Indian Rupee	DBAB	Buy	137,306,550	2,170,439		7/09/15	-	(32,509)
Chilean Peso	DBAB	Buy	214,571,000	376,606		7/10/15	-	(30,935)
Euro	JPHQ	Sell	11,697,590	15,939,488		7/10/15	3,081,165	-
Japanese Yen	SCNY	Sell	125,000,000	1,235,239		7/10/15	227,455	-
Mexican Peso	CITI	Buy	219,912,850	16,518,655		7/10/15	-	(2,278,361)
Euro	DBAB	Sell	29,588,000	40,390,579		7/13/15	7,865,099	-
Mexican Peso	CITI	Buy	227,337,200	15,348,592		7/13/15	-	(630,876)
Euro	DBAB	Sell	477,490	651,391		7/14/15	126,489	-
Malaysian Ringgit	HSBK	Buy	686,092,285	174,307,636	EUR	7/14/15	-	(5,114,468)
Malaysian Ringgit	JPHQ	Buy	444,704,523	103,576,225	EUR	7/14/15	7,023,593	-
Singapore Dollar	HSBK	Buy	10,093,000	8,123,270		7/14/15	-	(645,007)
Chilean Peso	MSCO	Buy	174,920,000	279,002		7/15/15	2,655	-
Euro	DBAB	Sell	31,920,000	43,516,536		7/15/15	8,426,449	-
Indian Rupee	DBAB	Buy	911,000	14,397		7/15/15	-	(229)
Euro	BZWS	Sell	18,964,000	25,902,169		7/16/15	5,054,465	-
Euro	GSCO	Sell	6,019,000	8,218,102		7/16/15	1,601,231	-
Euro	MSCO	Sell	6,498,000	8,872,109		7/16/15	1,728,659	-
Japanese Yen	HSBK	Sell	218,790,000	1,884,821		7/16/15	120,752	-
Japanese Yen	SCNY	Sell	240,140,000	2,060,032		7/16/15	123,822	-
Euro	DBAB	Sell	3,359,340	4,579,452		7/17/15	886,370	-
Indian Rupee	JPHQ	Buy	79,884,700	1,261,750		7/17/15	-	(19,876)
Chilean Peso	DBAB	Buy	99,300,000	159,595		7/20/15	220	-
Euro	BZWS	Sell	16,108,531	21,838,819		7/20/15	4,129,121	-
Euro	DBAB	Sell	10,554,660	14,310,008		7/20/15	2,706,229	-
Euro	GSCO	Sell	6,019,000	8,164,292		7/20/15	1,547,011	-
Indian Rupee	DBAB	Buy	876,728,000	13,836,156		7/20/15	-	(214,781)
Euro	DBAB	Sell	10,079,000	13,665,612		7/21/15	2,584,601	-
Japanese Yen	DBAB	Sell	2,079,900,000	17,886,228		7/21/15	1,115,333	-
Japanese Yen	HSBK	Sell	126,059,100	1,081,997		7/21/15	65,542	-
Euro	DBAB	Buy	5,307,000	6,301,532		7/22/15	-	(466,842)
Euro	DBAB	Sell	7,557,080	10,246,645		7/22/15	1,938,144	-
Euro	MSCO	Sell	7,066,000	9,565,527		7/22/15	1,796,935	-
Indian Rupee	DBAB	Buy	451,000	7,099		7/22/15	-	(94)
Indian Rupee	JPHQ	Buy	3,711,000	58,438		7/22/15	-	(804)
Malaysian Ringgit	DBAB	Buy	1,338,600	411,560		7/22/15	-	(47,927)
Malaysian Ringgit	DBAB	Sell	1,338,600	369,330		7/22/15	5,697	-
Euro	DBAB	Buy	8,890,088	9,463,632		7/23/15	310,573	-
Euro	DBAB	Sell	25,019,558	32,467,969		7/23/15	4,960,222	-
Japanese Yen	MSCO	Sell	5,282,022,900	52,320,049		7/23/15	9,728,412	-
Singapore Dollar	JPHQ	Buy	5,820,000	4,354,006		7/23/15	-	(42,695)
Japanese Yen	CITI	Sell	2,765,977,000	27,369,110		7/24/15	5,065,366	-
Japanese Yen	JPHQ	Sell	4,261,000,000	42,140,137		7/24/15	7,781,120	-
Chilean Peso	JPHQ	Buy	110,826,000	177,991		7/27/15	253	-
Euro	DBAB	Sell	15,302,395	20,636,197		7/27/15	3,810,940	-
Euro	GSCO	Sell	11,883,000	16,031,949		7/27/15	2,966,378	-
Indian Rupee	DBAB	Buy	426,079,000	6,633,128		7/27/15	-	(22,463)
Japanese Yen	JPHQ	Sell	1,484,000,000	14,684,346		7/27/15	2,717,532	-
Chilean Peso	MSCO	Buy	360,495,000	620,223		7/28/15	-	(40,486)
Euro	BZWS	Sell	1,066,000	1,437,959		7/28/15	265,855	-

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Euro	CITI	Sell	3,469,716	4,680,404		7/28/15	865,330	-
Euro	GSCO	Sell	2,285,000	3,083,653		7/28/15	571,216	-
Euro	BZWS	Sell	20,616,550	27,756,062		7/29/15	5,087,104	-
Euro	DBAB	Sell	10,310,667	13,889,912		7/29/15	2,552,803	-
Japanese Yen	BZWS	Sell	209,770,000	2,067,667		7/29/15	376,063	-
Chilean Peso	JPHQ	Buy	440,000,000	756,144		7/30/15	-	(48,682)
Chilean Peso	DBAB	Buy	617,450,000	1,061,732		7/31/15	-	(69,047)
Chilean Peso	JPHQ	Buy	638,000,000	1,096,408		7/31/15	-	(70,685)
Euro	JPHQ	Sell	2,285,000	3,072,091		7/31/15	559,541	-
Indian Rupee	DBAB	Buy	869,077,828	13,481,286		7/31/15	-	(7,211)
Malaysian Ringgit	HSBK	Buy	12,000,000	3,694,354		7/31/15	-	(436,928)
Malaysian Ringgit	HSBK	Sell	12,000,000	3,315,925		7/31/15	58,498	-
Euro	DBAB	Sell	4,639,000	6,222,755		8/03/15	1,121,553	-
Mexican Peso	JPHQ	Buy	138,330,710	10,310,107		8/03/15	-	(1,368,383)
Chilean Peso	DBAB	Buy	263,440,000	446,811		8/04/15	-	(23,433)
Euro	BZWS	Sell	47,788,588	64,100,506		8/04/15	11,549,769	-
Euro	HSBK	Sell	2,285,000	3,066,527		8/04/15	553,826	-
Mexican Peso	CITI	Buy	651,707,000	43,545,972		8/04/15	-	(1,422,340)
Chilean Peso	BZWS	Buy	435,250,000	705,830		8/05/15	-	(6,399)
Chilean Peso	JPHQ	Buy	172,600,000	292,493		8/05/15	-	(15,131)
Euro	BZWS	Sell	1,141,000	1,533,818		8/05/15	279,098	-
Euro	MSCO	Sell	17,547,509	23,582,975		8/05/15	4,286,562	-
Indian Rupee	HSBK	Buy	132,590,750	2,061,023		8/05/15	-	(7,157)
Japanese Yen	CITI	Sell	2,741,651,200	26,793,562		8/05/15	4,682,699	-
Chilean Peso	DBAB	Buy	584,605,000	961,769		8/06/15	-	(22,419)
Euro	GSCO	Sell	13,891,708	18,677,124		8/06/15	3,400,644	-
Malaysian Ringgit	HSBK	Buy	24,550,000	7,511,321		8/06/15	-	(850,388)
Malaysian Ringgit	HSBK	Sell	24,550,000	6,781,019		8/06/15	120,086	-
Mexican Peso	MSCO	Buy	263,249,180	19,465,334		8/06/15	-	(2,452,292)
Polish Zloty	DBAB	Buy	61,736,080	14,485,237	EUR	8/06/15	528,826	-
Singapore Dollar	DBAB	Buy	5,045,000	4,052,860		8/06/15	-	(316,764)
Japanese Yen	MSCO	Sell	460,900,000	4,504,496		8/07/15	787,337	-
Mexican Peso	CITI	Buy	47,042,000	3,459,479		8/07/15	-	(419,494)
Mexican Peso	MSCO	Buy	131,396,890	9,670,994		8/07/15	-	(1,179,760)
Euro	CITI	Sell	303,457	406,025		8/10/15	72,299	-
Chilean Peso	BZWS	Buy	265,850,000	448,049		8/11/15	-	(21,078)
Chilean Peso	MSCO	Buy	17,761,679,400	28,816,586		8/11/15	-	(290,260)
Euro	DBAB	Sell	2,391,000	3,203,832		8/11/15	574,293	-
Indian Rupee	HSBK	Buy	237,532,000	3,649,846		8/11/15	25,716	-
Japanese Yen	CITI	Sell	32,863,000	322,582		8/11/15	57,528	-
Malaysian Ringgit	HSBK	Buy	8,350,000	2,549,540		8/11/15	-	(284,921)
Malaysian Ringgit	HSBK	Sell	8,350,000	2,305,611		8/11/15	40,991	-
Mexican Peso	MSCO	Buy	65,393,000	4,814,519		8/11/15	-	(589,778)
Singapore Dollar	HSBK	Buy	14,352,900	11,194,596		8/11/15	-	(566,545)
Chilean Peso	DBAB	Buy	357,080,000	586,050		8/12/15	-	(12,611)
Indian Rupee	DBAB	Buy	93,191,125	1,429,766		8/12/15	12,018	-
Indian Rupee	HSBK	Buy	47,584,000	729,936		8/12/15	6,248	-
Malaysian Ringgit	JPHQ	Buy	5,674,000	1,728,034		8/12/15	-	(189,301)
Malaysian Ringgit	JPHQ	Sell	5,674,000	1,565,673		8/12/15	26,941	-
Singapore Dollar	DBAB	Buy	10,048,000	7,411,943		8/12/15	28,265	-

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
South Korean Won	HSBK	Buy	2,467,000,000	238,435,814	JPY	8/12/15	286,270	-
Chilean Peso	JPHQ	Buy	315,000,000	532,995		8/13/15	-	(27,181)
Indian Rupee	HSBK	Buy	620,000	9,553		8/13/15	37	-
Singapore Dollar	DBAB	Buy	2,650,000	1,952,046		8/13/15	10,151	-
Euro	MSCO	Sell	6,632,830	8,284,139		8/14/15	989,252	-
Chilean Peso	CITI	Buy	603,678,000	999,186		8/17/15	-	(30,187)
Chilean Peso	JPHQ	Buy	421,196,000	697,749		8/17/15	-	(21,663)
Euro	DBAB	Sell	291,630	390,764		8/17/15	70,010	-
Euro	MSCO	Sell	6,632,824	8,904,731		8/17/15	1,609,523	-
Japanese Yen	CITI	Sell	1,882,140,000	15,792,812		8/17/15	611,442	-
Mexican Peso	MSCO	Buy	6,013,000	448,009		8/17/15	-	(59,694)
Singapore Dollar	BZWS	Buy	4,267,000	3,147,452		8/17/15	11,807	-
Singapore Dollar	DBAB	Buy	4,645,000	3,421,605		8/17/15	17,522	-
Singapore Dollar	HSBK	Buy	3,202,500	2,358,117		8/17/15	12,993	-
Chilean Peso	MSCO	Buy	113,010,000	190,429		8/18/15	-	(9,047)
Euro	BZWS	Sell	9,579,000	12,855,162		8/18/15	2,319,400	-
Euro	JPHQ	Sell	17,614,000	23,619,669		8/18/15	4,246,363	-
Japanese Yen	DBAB	Sell	36,644,000	359,295		8/18/15	63,721	-
Singapore Dollar	HSBK	Buy	3,202,500	2,358,117		8/18/15	12,946	-
Polish Zloty	DBAB	Buy	11,975,000	2,809,714	EUR	8/19/15	100,692	-
Chilean Peso	JPHQ	Buy	145,350,000	245,006		8/20/15	-	(11,762)
Euro	DBAB	Sell	7,514,583	10,079,498		8/20/15	1,814,102	-
Euro	JPHQ	Sell	10,643,000	14,281,576		8/20/15	2,575,190	-
Japanese Yen	HSBK	Sell	97,747,000	956,429		8/20/15	167,970	-
Japanese Yen	JPHQ	Sell	49,654,000	486,084		8/20/15	85,559	-
Euro	DBAB	Sell	20,023,770	26,697,693		8/21/15	4,672,935	-
Chilean Peso	DBAB	Buy	42,530,000	69,928		8/24/15	-	(1,705)
Japanese Yen	BZWS	Sell	16,448,000	159,862		8/24/15	27,180	-
Mexican Peso	HSBK	Buy	26,875,955	2,006,717		8/24/15	-	(271,903)
Polish Zloty	DBAB	Buy	15,735,929	3,682,728	EUR	8/24/15	141,724	-
Singapore Dollar	DBAB	Buy	3,202,500	2,348,563		8/24/15	22,220	-
Japanese Yen	DBAB	Sell	16,255,000	157,193		8/25/15	26,067	-
Japanese Yen	HSBK	Sell	32,622,000	315,646		8/25/15	52,490	-
Euro	BZWS	Sell	3,101,513	4,126,951		8/26/15	715,246	-
Euro	GSCO	Sell	8,745,205	11,636,370		8/26/15	2,016,530	-
Indian Rupee	DBAB	Buy	871,067,000	13,426,852		8/26/15	16,647	-
Japanese Yen	BZWS	Sell	65,296,000	632,309		8/26/15	105,571	-
Japanese Yen	JPHQ	Sell	231,993,000	1,988,475		8/26/15	117,004	-
Japanese Yen	SCNY	Sell	90,565,000	759,503		8/26/15	28,921	-
Singapore Dollar	DBAB	Buy	13,944,000	10,243,902		8/26/15	78,309	-
Chilean Peso	DBAB	Buy	139,370,000	230,347		8/27/15	-	(6,846)
Euro	DBAB	Buy	4,096,646	4,529,719		8/27/15	47,273	(70,561)
Euro	DBAB	Sell	4,096,646	4,691,069		8/27/15	184,638	-
Japanese Yen	DBAB	Sell	66,294,000	639,962		8/27/15	105,166	-
Japanese Yen	HSBK	Sell	81,408,000	785,928		8/27/15	129,207	-
Japanese Yen	JPHQ	Sell	158,882,000	1,535,782		8/27/15	254,076	-
Mexican Peso	HSBK	Buy	26,959,184	2,005,519		8/27/15	-	(265,683)
Polish Zloty	DBAB	Buy	37,383,002	8,768,149	EUR	8/27/15	314,113	-
South Korean Won	JPHQ	Buy	27,147,200,000	26,279,961		8/27/15	-	(1,977,161)
Chilean Peso	JPHQ	Buy	237,800,000	396,862		8/28/15	-	(15,550)

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Mexican Peso	CITI	Buy	37,742,600	2,811,367		8/28/15	-	(375,793)
Philippine Peso	JPHQ	Buy	91,000,000	2,069,828		8/28/15	-	(35,547)
Chilean Peso	DBAB	Buy	863,498,000	1,387,658		8/31/15	-	(3,437)
Euro	DBAB	Sell	5,908,531	7,814,741		8/31/15	1,314,728	-
Euro	HSBK	Sell	1,064,470	1,212,325		8/31/15	41,295	-
Japanese Yen	JPHQ	Sell	634,291,000	6,132,118		8/31/15	1,014,907	-
Mexican Peso	HSBK	Buy	18,052,900	1,342,972		9/04/15	-	(178,595)
Chilean Peso	DBAB	Buy	39,500,000	65,225		9/08/15	-	(1,953)
Euro	DBAB	Sell	8,776,717	11,578,421		9/08/15	1,921,747	-
Polish Zloty	DBAB	Buy	8,360,000	1,960,141	EUR	9/08/15	69,739	-
Singapore Dollar	MSCO	Buy	5,055,000	3,697,608		9/08/15	43,548	-
Indian Rupee	JPHQ	Buy	68,690,000	1,057,257		9/10/15	84	-
Singapore Dollar	GSCO	Buy	5,725,000	4,187,697		9/10/15	49,170	-
Euro	DBAB	Sell	8,670,000	11,216,379		9/11/15	1,676,622	-
Indian Rupee	CITI	Buy	85,545,000	1,306,629		9/11/15	9,931	-
Polish Zloty	DBAB	Buy	12,599,020	2,943,352	EUR	9/14/15	115,917	-
Singapore Dollar	HSBK	Buy	8,971,900	6,436,083		9/16/15	202,993	-
British Pound	DBAB	Buy	1,128,200	1,684,403		9/17/15	38,626	-
British Pound	DBAB	Sell	2,283,468	3,525,675		9/17/15	38,278	-
Euro	DBAB	Buy	2,752,389	3,098,928		9/17/15	10,356	(80,464)
Euro	DBAB	Sell	2,752,389	3,128,915		9/17/15	100,095	-
Japanese Yen	BZWS	Sell	240,903,916	2,259,590		9/18/15	315,444	-
Malaysian Ringgit	DBAB	Buy	41,150,164	12,542,340		9/18/15	-	(1,414,913)
Malaysian Ringgit	DBAB	Sell	41,150,164	11,330,827		9/18/15	203,400	-
Singapore Dollar	DBAB	Buy	7,150,000	5,136,494		9/18/15	154,215	-
Euro	BZWS	Sell	341,006	443,777		9/21/15	68,496	-
Singapore Dollar	HSBK	Buy	9,257,000	7,335,182		9/21/15	-	(485,742)
South Korean Won	CITI	Buy	35,659,300,000	31,295,186		9/21/15	612,925	-
Euro	DBAB	Sell	8,113,820	10,478,593		9/23/15	1,548,937	-
Hungarian Forint	JPHQ	Buy	2,646,283,000	8,410,778	EUR	9/23/15	124,683	-
Malaysian Ringgit	HSBK	Buy	7,500,000	2,272,934		9/24/15	-	(245,781)
Malaysian Ringgit	HSBK	Sell	7,500,000	2,064,182		9/24/15	37,030	-
Hungarian Forint	JPHQ	Buy	2,118,389,000	6,725,685	EUR	9/25/15	107,314	-
Euro	CITI	Sell	1,573,442	2,029,268		9/28/15	297,467	-
Euro	DBAB	Sell	3,032,100	3,904,829		9/28/15	567,563	-
Indian Rupee	HSBK	Buy	34,619,025	532,905		9/28/15	-	(1,686)
Malaysian Ringgit	DBAB	Buy	10,571,500	3,189,759		9/28/15	-	(333,288)
Malaysian Ringgit	DBAB	Sell	10,571,500	2,908,813		9/28/15	52,342	-
Malaysian Ringgit	HSBK	Buy	10,963,000	3,307,987		9/28/15	-	(345,731)
Malaysian Ringgit	HSBK	Sell	10,963,000	3,016,454		9/28/15	54,198	-
Japanese Yen	JPHQ	Sell	241,286,602	2,220,994		9/29/15	273,377	-
Indian Rupee	DBAB	Buy	753,311,988	11,525,140		9/30/15	30,194	-
Japanese Yen	JPHQ	Sell	14,763,000	136,011		9/30/15	16,845	-
Mexican Peso	HSBK	Buy	29,828,560	2,159,456		9/30/15	-	(239,229)
Serbian Dinar	DBAB	Buy	904,845,548	7,262,003	EUR	9/30/15	121,561	-
South Korean Won	HSBK	Buy	3,301,000,000	3,139,026		9/30/15	-	(185,773)
Euro	DBAB	Sell	770,715	983,139		10/01/15	134,811	-
Malaysian Ringgit	DBAB	Buy	19,420,800	5,803,317		10/05/15	-	(558,511)
Malaysian Ringgit	DBAB	Sell	19,420,800	5,340,960		10/05/15	96,154	-
Euro	JPHQ	Sell	1,950,000	2,471,372		10/07/15	324,776	-

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Japanese Yen	JPHQ	Sell	12,075,500,000	111,474,729		10/07/15	13,989,704	-
Euro	DBAB	Sell	1,124,643	1,224,680		10/08/15	-	(13,369)
Euro	DBAB	Sell	32,410,000	41,113,706		10/09/15	5,434,935	-
Euro	GSCO	Sell	645,000	817,118		10/09/15	107,066	-
Japanese Yen	HSBK	Sell	6,005,600,000	55,737,720		10/09/15	7,253,015	-
Euro	HSBK	Sell	2,107,000	2,286,011		10/13/15	-	(33,657)
Japanese Yen	BZWS	Sell	3,040,800,000	28,240,213		10/13/15	3,689,316	-
Japanese Yen	DBAB	Sell	2,999,000,000	27,869,157		10/13/15	3,655,747	-
South Korean Won	JPHQ	Buy	11,328,005,920	10,327,291		10/13/15	-	(195,104)
Euro	BZWS	Sell	101,055,000	129,082,604		10/14/15	17,825,786	-
Euro	JPHQ	Buy	100,536,000	119,645,380		10/14/15	-	(8,959,957)
Euro	JPHQ	Sell	189,549,000	242,185,471		10/14/15	33,500,908	-
Mexican Peso	DBAB	Buy	814,798,000	59,578,678		10/14/15	-	(7,179,363)
South Korean Won	JPHQ	Buy	22,871,824,720	21,154,111		10/14/15	-	(697,088)
Euro	DBAB	Sell	10,678,448	13,551,484		10/15/15	1,794,808	-
Malaysian Ringgit	DBAB	Buy	803,510,924	203,104,775	EUR	10/15/15	-	(6,780,175)
Euro	BZWS	Sell	70,159,000	89,487,805		10/16/15	12,243,332	-
Japanese Yen	JPHQ	Sell	1,812,355,000	17,146,702		10/19/15	2,512,485	-
Euro	DBAB	Sell	4,903,000	6,274,761		10/20/15	876,222	-
Euro	HSBK	Sell	512,000	655,565		10/20/15	91,818	-
Japanese Yen	JPHQ	Sell	3,423,100,000	32,377,394		10/20/15	4,736,404	-
Malaysian Ringgit	JPHQ	Buy	7,017,150	2,096,737		10/20/15	-	(203,832)
Malaysian Ringgit	JPHQ	Sell	7,017,150	1,926,677		10/20/15	33,772	-
Euro	DBAB	Sell	13,110,000	16,851,594		10/21/15	2,416,331	-
British Pound	DBAB	Sell	1,178,293	1,786,764		10/22/15	-	(12,403)
Japanese Yen	BZWS	Sell	1,015,610,000	9,544,310		10/22/15	1,343,126	-
Malaysian Ringgit	HSBK	Buy	1,407,000	420,791		10/23/15	-	(41,334)
Malaysian Ringgit	HSBK	Sell	1,407,000	386,443		10/23/15	6,985	-
Euro	DBAB	Sell	8,888,599	11,282,743		10/26/15	1,494,758	-
Malaysian Ringgit	DBAB	Buy	968,000	290,490		10/26/15	-	(29,487)
Malaysian Ringgit	DBAB	Sell	968,000	265,832		10/26/15	4,829	-
Malaysian Ringgit	HSBK	Buy	645,008	193,580		10/26/15	-	(19,665)
Malaysian Ringgit	HSBK	Sell	645,008	177,108		10/26/15	3,193	-
Singapore Dollar	BZWS	Buy	84,375,966	66,438,291		10/26/15	-	(4,045,415)
Singapore Dollar	CITI	Buy	47,913,020	37,726,342		10/26/15	-	(2,296,453)
Singapore Dollar	DBAB	Buy	21,298,765	16,766,720		10/26/15	-	(1,017,079)
Euro	BZWS	Sell	10,045,933	12,758,034		10/27/15	1,695,417	-
Euro	DBAB	Sell	2,310,730	2,939,480		10/28/15	394,851	-
Euro	GSCO	Sell	4,280,000	5,444,160		10/29/15	730,844	-
Euro	DBAB	Sell	6,331,805	8,085,399		10/30/15	1,112,426	-
Malaysian Ringgit	JPHQ	Buy	1,774,000	531,217		10/30/15	-	(53,036)
Malaysian Ringgit	JPHQ	Sell	1,774,000	486,761		10/30/15	8,580	-
Polish Zloty	BZWS	Buy	622,000	145,070	EUR	10/30/15	5,628	-
Euro	DBAB	Sell	739,956	937,154		11/03/15	122,212	-
Mexican Peso	CITI	Buy	30,255,700	2,199,215		11/03/15	-	(256,323)
Euro	UBSW	Sell	234,000	294,197		11/04/15	36,479	-
Mexican Peso	CITI	Buy	660,431,000	43,332,240		11/04/15	-	(925,267)
Euro	DBAB	Sell	519,000	650,945		11/05/15	79,331	-
Japanese Yen	BOFA	Sell	619,900,000	5,456,866		11/05/15	449,835	-
Japanese Yen	SCNY	Sell	1,239,900,000	10,949,698		11/05/15	934,829	-

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Euro	BZWS	Sell	2,833,959	3,560,133	11/06/15	438,821	-
Japanese Yen	BZWS	Sell	619,000,000	5,488,075	11/06/15	488,224	-
Euro	CITI	Buy	41,479,000	49,373,905	11/09/15	-	(3,686,693)
Euro	CITI	Sell	41,479,000	51,936,893	11/09/15	6,249,681	-
Euro	GSCO	Sell	15,008,000	16,896,757	11/09/15	366,134	-
Mexican Peso	CITI	Buy	27,414,000	1,826,869	11/09/15	-	(67,229)
Euro	DBAB	Buy	185,465,000	220,651,420	11/10/15	-	(16,366,670)
Euro	DBAB	Sell	185,465,000	231,636,512	11/10/15	27,351,762	-
Japanese Yen	CITI	Sell	207,713,767	1,822,011	11/10/15	144,123	-
Euro	DBAB	Sell	7,100,000	8,846,636	11/12/15	1,025,902	-
Euro	JPHQ	Sell	8,837,922	11,074,358	11/12/15	1,339,282	-
Euro	MSCO	Sell	5,828,000	7,286,249	11/12/15	866,638	-
Euro	UBSW	Sell	7,424,000	9,254,109	11/12/15	1,076,485	-
Japanese Yen	CITI	Sell	6,387,542,400	55,647,002	11/12/15	4,047,329	-
Japanese Yen	HSBK	Sell	85,634,000	750,665	11/12/15	58,899	-
Japanese Yen	JPHQ	Sell	2,417,114,000	21,237,778	11/12/15	1,711,913	-
Mexican Peso	CITI	Buy	21,221,000	1,529,607	11/12/15	-	(167,779)
Uruguayan Peso	CITI	Buy	53,300,000	2,040,582	11/12/15	-	(138,396)
Euro	BZWS	Sell	11,708,000	14,613,809	11/13/15	1,717,082	-
Euro	GSCO	Sell	11,495,000	12,840,260	11/13/15	178,159	-
Euro	SCNY	Sell	3,160,000	3,532,943	11/13/15	52,105	-
Japanese Yen	GSCO	Sell	827,501,000	6,915,031	11/13/15	230,215	-
Japanese Yen	SCNY	Sell	618,542,000	5,168,428	11/13/15	171,649	-
Euro	BZWS	Sell	31,079,000	38,896,301	11/16/15	4,660,017	-
Euro	DBAB	Sell	20,232,106	25,319,469	11/16/15	3,032,004	-
Euro	GSCO	Sell	7,665,000	8,639,145	11/16/15	195,465	-
Euro	MSCO	Sell	7,513,000	9,401,355	11/16/15	1,125,117	-
Japanese Yen	CITI	Sell	618,542,000	5,168,774	11/16/15	171,726	-
Japanese Yen	DBAB	Sell	2,783,555,000	24,269,192	11/16/15	1,781,540	-
Japanese Yen	MSCO	Sell	13,000,000	113,364	11/16/15	8,340	-
Japanese Yen	SCNY	Sell	206,868,600	1,806,997	11/16/15	135,756	-
Singapore Dollar	DBAB	Buy	4,645,000	3,460,478	11/16/15	-	(26,948)
Australian Dollar	JPHQ	Sell	48,982,000	39,401,121	11/18/15	2,306,549	-
Euro	DBAB	Sell	3,180,000	3,967,047	11/18/15	463,871	-
Japanese Yen	BOFA	Sell	1,434,111,250	12,082,933	11/18/15	496,687	-
Japanese Yen	DBAB	Sell	98,350,000	847,991	11/18/15	53,417	-
Malaysian Ringgit	JPHQ	Buy	35,805,300	10,451,356	11/18/15	-	(813,923)
Malaysian Ringgit	JPHQ	Sell	35,805,300	9,811,553	11/18/15	174,120	-
Euro	DBAB	Sell	10,910,999	13,643,417	11/19/15	1,623,350	-
Japanese Yen	CITI	Sell	121,737,000	1,051,224	11/19/15	67,688	-
Malaysian Ringgit	DBAB	Buy	3,178,320	929,986	11/19/15	-	(74,567)
Malaysian Ringgit	DBAB	Sell	3,178,320	871,417	11/19/15	15,998	-
Singapore Dollar	DBAB	Buy	11,300,200	8,522,021	11/19/15	-	(169,486)
Brazilian Real	HSBK	Buy	91,050,000	31,900,357	11/20/15	-	(4,982,404)
Euro	BZWS	Sell	5,638,000	7,084,257	11/20/15	873,063	-
Euro	DBAB	Sell	7,279,000	9,136,310	11/20/15	1,117,282	-
Japanese Yen	CITI	Sell	136,747,000	1,179,871	11/20/15	75,046	-
Malaysian Ringgit	HSBK	Buy	8,066,000	2,353,731	11/20/15	-	(182,997)
Malaysian Ringgit	HSBK	Sell	8,066,000	2,211,135	11/20/15	40,402	-
Uruguayan Peso	CITI	Buy	53,200,000	2,028,212	11/20/15	-	(133,531)

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Euro	GSCO	Sell	15,810,277	17,747,036		11/23/15	328,475	-
Euro	MSCO	Sell	6,942,000	8,731,301		11/23/15	1,083,133	-
Japanese Yen	HSBK	Sell	25,664,000	219,538		11/24/15	12,175	-
Euro	MSCO	Sell	12,100,000	15,084,707		11/25/15	1,753,380	-
Singapore Dollar	BZWS	Buy	7,817,000	5,837,721		11/27/15	-	(60,574)
Euro	DBAB	Sell	7,361,600	9,177,191		11/30/15	1,065,548	-
Mexican Peso	CITI	Buy	47,447,900	3,401,527		11/30/15	-	(360,686)
Singapore Dollar	DBAB	Buy	13,172,000	9,803,545		11/30/15	3,055	(72,276)
Euro	GSCO	Sell	52,151,000	56,979,140		12/01/15	-	(486,603)
Japanese Yen	GSCO	Sell	8,236,852,000	66,502,919		12/01/15	-	(62,393)
Uruguayan Peso	CITI	Buy	79,460,000	3,089,425		12/01/15	-	(267,491)
Euro	CITI	Sell	8,173,000	10,200,313		12/04/15	1,193,791	-
Euro	DBAB	Sell	8,035,000	10,025,270		12/04/15	1,170,822	-
Euro	CITI	Buy	7,059,000	8,407,693		12/07/15	-	(628,259)
Euro	CITI	Sell	7,059,000	8,746,807		12/07/15	967,374	-
Euro	DBAB	Sell	183,617	227,906		12/09/15	25,540	-
Euro	HSBK	Sell	7,767	9,568		12/09/15	1,008	-
Euro	SCNY	Sell	3,227,500	3,986,995		12/09/15	429,941	-
Euro	MSCO	Sell	964,000	1,208,282		12/11/15	145,802	-
Mexican Peso	CITI	Buy	197,663,500	13,432,790		12/11/15	-	(775,717)
Euro	DBAB	Sell	4,002,875	4,980,978		12/14/15	568,882	-
Euro	BOFA	Sell	55,504,000	69,016,449		12/15/15	7,836,808	-
Euro	CITI	Sell	24,838,000	30,887,295		12/15/15	3,509,450	-
Euro	JPHQ	Sell	455,000	567,990		12/15/15	66,463	-
Malaysian Ringgit	DBAB	Buy	8,400,000	2,346,041		12/15/15	-	(89,446)
Malaysian Ringgit	DBAB	Sell	8,400,000	2,299,039		12/15/15	42,444	-
Polish Zloty	DBAB	Buy	15,880,000	3,739,110	EUR	12/15/15	95,339	-
Euro	DBAB	Sell	552,375	689,695		12/17/15	80,809	-
Mexican Peso	CITI	Buy	678,764,000	44,934,468		12/17/15	-	(1,491,058)
Mexican Peso	HSBK	Buy	345,556,000	22,862,095		12/17/15	-	(745,231)
Mexican Peso	CITI	Buy	272,377,220	18,034,574		12/18/15	-	(602,771)
Mexican Peso	HSBK	Buy	217,115,000	14,334,145		12/18/15	-	(439,056)
Japanese Yen	DBAB	Sell	7,430,160,000	63,603,493		12/21/15	3,524,055	-
Japanese Yen	HSBK	Sell	7,441,570,000	63,630,355		12/21/15	3,458,657	-
Japanese Yen	BZWS	Sell	3,208,950,000	27,138,834		12/22/15	1,190,905	-
Japanese Yen	CITI	Sell	5,005,980,000	42,394,817		12/22/15	1,915,903	-
Euro	BZWS	Sell	6,275,000	7,648,134		1/05/16	728,218	-
Euro	DBAB	Sell	2,823,843	3,386,974		1/07/16	272,769	-
Japanese Yen	DBAB	Sell	95,091,000	798,386		1/07/16	29,128	-
Japanese Yen	GSCO	Sell	1,641,201,000	13,859,739		1/08/16	582,540	-
Euro	BZWS	Sell	10,982,000	13,067,921		1/11/16	955,611	-
Euro	UBSW	Sell	1,080,000	1,283,818		1/11/16	92,660	-
Malaysian Ringgit	JPHQ	Buy	33,293,000	9,006,628		1/11/16	-	(79,627)
Malaysian Ringgit	JPHQ	Sell	33,293,000	9,089,743		1/11/16	162,742	-
Euro	DBAB	Sell	22,540	26,715		1/12/16	1,855	-
Euro	SCNY	Sell	1,738,694	2,065,134		1/13/16	147,401	-
Japanese Yen	HSBK	Sell	276,930,000	2,335,730		1/13/16	95,075	-
Japanese Yen	CITI	Sell	83,690,000	705,911		1/14/16	28,752	-
Japanese Yen	SCNY	Sell	251,020,000	2,130,538		1/14/16	99,466	-
Euro	JPHQ	Sell	92,881,000	109,850,266		1/15/16	7,400,402	-

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Japanese Yen	BZWS	Sell	5,795,250,000	49,324,215	1/15/16	2,431,941	-
Japanese Yen	JPHQ	Sell	3,767,300,000	31,943,597	1/15/16	1,460,483	-
Euro	BZWS	Sell	92,881,000	109,922,156	1/19/16	7,463,099	-
Euro	DBAB	Sell	20,580,000	24,323,502	1/19/16	1,621,255	-
Euro	GSCO	Sell	2,121,000	2,520,066	1/19/16	180,345	-
Euro	JPHQ	Sell	92,473,139	109,270,884	1/19/16	7,261,749	-
Euro	CITI	Sell	3,262,570	3,797,986	1/20/16	198,894	-
Euro	DBAB	Sell	186,978	219,204	1/20/16	12,940	-
Euro	MSCO	Sell	4,802,000	5,668,425	1/20/16	371,115	-
Japanese Yen	JPHQ	Sell	1,812,355,000	15,598,403	1/20/16	931,693	-
Mexican Peso	CITI	Buy	147,084,000	9,904,646	1/20/16	-	(515,426)
Euro	BZWS	Sell	8,655,000	10,101,251	1/21/16	553,303	-
Euro	JPHQ	Sell	93,341,804	109,268,623	1/25/16	6,287,383	-
Euro	DBAB	Sell	23,329,245	26,896,286	1/26/16	1,157,246	-
Euro	BZWS	Sell	3,358,633	3,813,292	1/27/16	107,645	-
Japanese Yen	GSCO	Sell	183,530,000	1,568,968	1/27/16	83,439	-
Japanese Yen	HSBK	Sell	225,900,265	1,930,483	1/28/16	101,950	-
Euro	CITI	Sell	137,500	156,657	1/29/16	4,943	-
Euro	DBAB	Sell	66,152,706	75,476,929	1/29/16	2,486,065	-
Japanese Yen	DBAB	Sell	174,474,569	1,488,234	1/29/16	75,923	-
Euro	DBAB	Sell	53,270,000	60,530,701	2/03/16	1,747,624	-
Mexican Peso	CITI	Buy	175,933,000	11,574,083	2/03/16	-	(355,384)
Japanese Yen	JPHQ	Sell	4,453,400,000	38,175,818	2/08/16	2,117,091	-
Japanese Yen	SCNY	Sell	4,454,700,000	38,180,416	2/08/16	2,111,163	-
Euro	DBAB	Sell	677,000	779,159	2/09/16	31,994	-
Euro	GSCO	Sell	10,269,000	11,804,216	2/09/16	470,919	-
Japanese Yen	BZWS	Sell	4,455,270,000	38,184,974	2/09/16	2,110,103	-
Japanese Yen	CITI	Sell	618,845,000	5,305,507	2/09/16	294,643	-
Japanese Yen	JPHQ	Sell	4,464,960,000	38,255,237	2/09/16	2,101,905	-
Mexican Peso	CITI	Buy	27,414,000	1,815,617	2/09/16	-	(68,320)
Euro	BZWS	Sell	344,000	390,956	2/11/16	11,286	-
Mexican Peso	MSCO	Buy	58,363,000	3,849,836	2/11/16	-	(130,503)
Japanese Yen	GSCO	Sell	233,392,000	1,980,500	2/12/16	90,538	-
Japanese Yen	HSBK	Sell	2,845,000,000	24,151,309	2/12/16	1,113,072	-
Japanese Yen	JPHQ	Sell	2,843,509,000	24,139,164	2/12/16	1,113,001	-
Mexican Peso	CITI	Buy	56,273,000	3,680,139	2/12/16	-	(94,273)
Mexican Peso	MSCO	Buy	60,584,000	3,974,024	2/12/16	-	(113,450)
South Korean Won	DBAB	Buy	4,814,000,000	4,373,382	2/12/16	-	(74,863)
Euro	SCNY	Sell	1,757,000	1,998,631	2/16/16	59,228	-
Japanese Yen	CITI	Sell	3,768,690,000	31,699,232	2/16/16	1,177,747	-
Japanese Yen	JPHQ	Sell	1,887,190,000	15,925,990	2/16/16	642,207	-
South Korean Won	HSBK	Buy	4,771,000,000	4,310,820	2/16/16	-	(50,890)
Euro	JPHQ	Sell	164,000	188,280	2/17/16	7,250	-
Japanese Yen	GSCO	Sell	1,915,697,570	16,244,499	2/17/16	729,411	-
Japanese Yen	JPHQ	Sell	1,935,480,000	16,383,144	2/17/16	707,838	-
Mexican Peso	MSCO	Buy	55,482,640	3,622,055	2/17/16	-	(87,914)
Euro	BZWS	Sell	8,514,000	9,758,491	2/22/16	359,344	-
Euro	DBAB	Sell	40,108,000	45,944,917	2/23/16	1,666,145	-
Japanese Yen	BZWS	Sell	943,870,000	7,997,407	2/25/16	351,324	-
Japanese Yen	HSBK	Sell	199,040,000	1,687,266	2/25/16	74,887	-

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Mexican Peso	CITI	Buy	17,253,800	1,116,895	2/25/16	-	(18,540)
Uruguayan Peso	CITI	Buy	45,000,000	1,661,130	2/25/16	-	(97,230)
Euro	BOFA	Sell	1,034,213	1,180,895	2/26/16	39,037	-
Euro	BZWS	Sell	1,267,962	1,446,909	2/26/16	46,972	-
Japanese Yen	BZWS	Sell	1,924,820,000	16,216,521	2/26/16	623,492	-
Euro	DBAB	Sell	4,886,000	5,589,437	2/29/16	194,413	-
Euro	JPHQ	Sell	20,456,395	23,369,181	2/29/16	781,635	-
Japanese Yen	BZWS	Sell	3,288,665,160	27,844,323	2/29/16	1,200,247	-
Japanese Yen	DBAB	Sell	2,461,820,000	20,838,158	2/29/16	893,008	-
Mexican Peso	MSCO	Buy	13,563,500	878,181	2/29/16	-	(15,016)
Japanese Yen	JPHQ	Sell	601,100,000	5,072,681	3/03/16	202,239	-
South Korean Won	JPHQ	Buy	10,406,210,000	9,396,126	3/03/16	-	(106,079)
Japanese Yen	HSBK	Sell	284,000,000	2,389,064	3/04/16	87,869	-
Euro	DBAB	Sell	51,989,000	58,581,205	3/07/16	1,164,355	-
Japanese Yen	GSCO	Sell	11,008,384,000	92,631,976	3/07/16	3,424,883	-
Euro	BZWS	Sell	10,259,560	11,429,560	3/09/16	98,207	-
Euro	DBAB	Sell	1,107,318	1,230,950	3/09/16	7,953	-
Euro	HSBK	Sell	427,000	474,781	3/09/16	3,174	-
Japanese Yen	BZWS	Sell	2,532,491,700	21,233,979	3/09/16	710,502	-
Japanese Yen	MSCO	Sell	91,664,560	768,257	3/09/16	25,401	-
Euro	CITI	Sell	15,709,005	17,237,491	3/10/16	-	(113,100)
Euro	MSCO	Sell	1,211,000	1,327,438	3/10/16	-	(10,111)
Mexican Peso	CITI	Buy	393,880,000	24,805,088	3/10/16	241,363	-
Mexican Peso	CITI	Buy	418,120,400	26,267,992	3/11/16	317,805	-
Euro	DBAB	Sell	75,790,000	80,795,930	3/14/16	-	(2,923,793)
Mexican Peso	CITI	Buy	365,263,800	22,755,742	3/14/16	463,768	-
South Korean Won	HSBK	Buy	11,313,150,000	10,027,610	3/14/16	71,152	-
Euro	BZWS	Sell	1,054,943	1,128,937	3/16/16	-	(36,450)
Euro	JPHQ	Sell	53,962,000	57,784,933	3/16/16	-	(1,826,430)
Japanese Yen	BZWS	Sell	8,582,643,860	71,466,050	3/16/16	1,896,558	-
Japanese Yen	CITI	Sell	9,788,671,513	81,491,437	3/16/16	2,146,084	-
Euro	DBAB	Sell	2,334,000	2,495,630	3/18/16	-	(82,870)
Mexican Peso	CITI	Buy	341,127,700	21,408,793	3/18/16	269,627	-
Euro	BZWS	Sell	762,348	819,074	3/23/16	-	(23,256)
Euro	DBAB	Sell	11,411,000	12,262,261	3/23/16	-	(345,929)
Mexican Peso	CITI	Buy	157,237,800	10,028,688	3/23/16	-	(40,244)
Japanese Yen	BZWS	Sell	735,719,080	6,210,906	3/28/16	245,055	-
Uruguayan Peso	CITI	Buy	67,900,000	2,425,000	3/28/16	-	(83,764)
Euro	BOFA	Sell	43,576,500	48,126,799	3/29/16	43,743	(73,653)
Euro	DBAB	Sell	543,750	599,267	3/29/16	-	(1,635)
Euro	BOFA	Sell	12,238,500	13,569,620	3/30/16	44,373	-
Euro	DBAB	Sell	369,873	405,973	3/31/16	-	(2,800)
Euro	BZWS	Sell	1,763,676	1,925,881	4/01/16	-	(23,339)
Euro	CITI	Sell	5,502,300	6,106,354	4/08/16	23,960	-
Ghanaian Cedi	BZWS	Buy	16,968,783	3,595,081	4/08/16	-	(135,975)
Euro	DBAB	Sell	5,047,127	5,465,180	4/13/16	-	(114,860)
Euro	SCNY	Sell	1,054,000	1,131,179	4/13/16	-	(34,110)
Japanese Yen	CITI	Sell	271,000,000	2,268,466	4/13/16	69,864	-
Euro	JPHQ	Sell	3,371,000	3,602,318	4/14/16	-	(124,725)
Euro	DBAB	Sell	82,000	87,232	4/15/16	-	(3,432)

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Euro	HSBK	Sell	3,919,180	4,175,886		4/18/16	-	(157,738)
Japanese Yen	BZWS	Sell	813,310,000	6,868,302		4/18/16	268,951	-
Euro	JPHQ	Sell	481,591	524,679		4/21/16	-	(7,885)
Japanese Yen	JPHQ	Sell	1,269,780,000	10,768,471		4/21/16	464,271	-
Euro	BZWS	Sell	1,737,194	1,880,921		4/22/16	-	(40,200)
Euro	BZWS	Sell	9,766,340	10,674,268		4/29/16	-	(128,282)
Euro	SCNY	Sell	2,285,000	2,516,471		4/29/16	-	(10,968)
Uruguayan Peso	CITI	Buy	412,400,000	14,541,608		4/29/16	-	(432,494)
Euro	BZWS	Sell	1,144,918	1,287,543		5/05/16	20,929	-
Euro	BZWS	Sell	6,319,000	7,079,808		5/09/16	88,335	-
Euro	DBAB	Sell	3,521,885	3,959,127		5/09/16	62,440	-
Euro	BZWS	Sell	8,514,000	9,779,180		5/18/16	356,656	-
Indonesian Rupiah	JPHQ	Buy	670,997,000,000	59,469,733	AUD	5/18/16	1,936,846	-
Japanese Yen	CITI	Sell	1,433,004,900	12,119,460		5/18/16	480,883	-
Indonesian Rupiah	JPHQ	Buy	255,810,000,000	22,793,371	AUD	5/19/16	644,188	-
Japanese Yen	BOFA	Sell	1,430,815,375	12,030,331		5/19/16	409,174	-
Japanese Yen	BZWS	Sell	1,434,702,500	12,060,377		5/19/16	407,649	-
Japanese Yen	HSBK	Sell	1,435,854,500	12,128,686		5/19/16	466,602	-
Euro	JPHQ	Sell	18,445,006	21,169,610		5/20/16	755,164	-
Japanese Yen	JPHQ	Sell	88,344,000	743,846		5/20/16	26,290	-
Euro	BZWS	Sell	6,311,000	7,077,944		5/23/16	92,489	-
Euro	DBAB	Sell	7,368,000	8,255,991		5/23/16	100,575	-
Euro	JPHQ	Sell	3,472,968	3,893,249		5/26/16	48,792	-
Mexican Peso	HSBK	Buy	26,270,786	1,684,673		5/26/16	-	(24,139)
Malaysian Ringgit	BOFA	Buy	9,317,000	2,491,043		5/31/16	-	(16,468)
Mexican Peso	HSBK	Buy	23,487,206	1,486,391		5/31/16	-	(2,380)
South Korean Won	JPHQ	Buy	23,492,350,000	21,105,336		5/31/16	-	(148,668)

Totals Forward Exchange Contracts unrealized appreciation (depreciation)							$572,714,701	$(116,136,894)
Net unrealized appreciation (depreciation)							$456,577,807

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.
* In U.S. dollars unless otherwise indicated.

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

At May 31, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

	Counterparty/	Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%	LCH	$453,990,000	10/17/17	$275,839	$-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.775%	CME	103,460,000	10/04/23	-	(6,039,398)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.795%	CME	103,460,000	10/04/23	-	(6,204,645)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.765%	CME	103,460,000	10/07/23	-	(5,947,415)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.731%	LCH	212,200,000	7/07/24	-	(12,724,015)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%	LCH	146,340,000	1/22/25	2,693,684	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	182,920,000	1/23/25	2,440,364	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	107,950,000	1/27/25	1,435,764	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	26,990,000	1/29/25	452,572	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	22,850,000	1/30/25	375,562	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	36,010,000	2/03/25	1,019,343	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.036%	LCH	50,330,000	3/23/25	606,155	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.978%	LCH	37,700,000	3/27/25	668,605	-

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.985%	LCH	37,700,000	3/27/25	643,116	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.668%	CME	50,300,000	10/04/43	-	(11,027,968)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.687%	CME	50,300,000	10/04/43	-	(11,224,542)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.675%	CME	50,300,000	10/07/43	-	(11,098,641)
Totals Centrally Cleared Swap Contracts				10,611,004	(64,266,624)
OTC Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.523%	DBAB	$10,830,000	3/28/21	$-	$(1,126,100)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.440%	CITI	29,610,000	4/21/21	-	(2,891,969)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.391%	JPHQ	24,190,000	5/04/21	-	(2,272,414)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.076%	JPHQ	11,000,000	6/14/21	-	(962,697)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.347%	CITI	4,680,000	2/25/41	-	(1,630,237)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.349%	JPHQ	4,680,000	2/25/41	-	(1,632,699)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.320%	JPHQ	3,510,000	2/28/41	-	(1,208,095)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.299%	JPHQ	1,170,000	3/01/41	-	(395,071)
Totals OTC Swap Contracts				-	(12,119,282)
Totals Interest Rate Swap Contracts				$10,611,004	$(76,385,906)
Net unrealized appreciation (depreciation)					$(65,774,902)

ABBREVIATIONS

Counterparty/Exchange

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	-	Citibank N.A.
CME	-	Chicago Mercantile Exchange
DBAB	-	Deutsche Bank AG
GSCO	-	Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase Bank, N.A.
LCH	-	London Clearing House
MSCO	-	Morgan Stanley and Co. Inc.
SCNY	-	Standard Chartered Bank
UBSW	-	UBS AG

Currency

AUD	-	Australian Dollar
BRL	-	Brazilian Real
DEM	-	Deutsche Mark
EUR	-	Euro
GBP	-	British Pound
GHS	-	Ghanaian Cedi
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

INR	-	Indian Rupee
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RSD	-	Serbian Dinar
SGD	-	Singapore Dollar
UAH	-	Ukraine Hryvnia
UYU	-	Uruguayan Peso

Selected Portfolio

FRN	-	Floating Rate Note

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited)

Templeton International Bond Fund	Principal Amount*			Value
Foreign Government and Agency Securities 61.5%
Brazil 7.0%
Letra Tesouro Nacional, Strip,
10/01/15	2,820[a] BRL			$846,596
1/01/16	9,400[a] BRL			2,731,489
7/01/16	850[a] BRL			231,992
10/01/16	2,690[a] BRL			711,625
1/01/17	9,060[a] BRL			2,330,752
1/01/18	6,330[a] BRL			1,456,240
Nota Do Tesouro Nacional,
10.00%, 1/01/21	1,790[a] BRL			511,624
10.00%, 1/01/23	5,700[a] BRL			1,602,252
[b]Index Linked, 6.00%, 5/15/17	9	[a]	BRL	7,404
[b]Index Linked, 6.00%, 5/15/19	5,271	[a]	BRL	4,309,603
[b]Index Linked, 6.00%, 8/15/20	310	[a]	BRL	253,356
[b]Index Linked, 6.00%, 8/15/22	6,599	[a]	BRL	5,397,385
[b]Index Linked, 6.00%, 5/15/23	7,729	[a]	BRL	6,339,865
[b]Index Linked, 6.00%, 8/15/24	630	[a]	BRL	525,261
senior note, 10.00%, 1/01/19	4,660	[a]	BRL	1,362,135
				28,617,579
Hungary 4.4%
Government of Hungary,
4.125%, 2/19/18	260,000			272,506
4.00%, 4/25/18	141,200,000		HUF	527,986
6.50%, 6/24/19	328,200,000		HUF	1,339,094
7.50%, 11/12/20	131,850,000		HUF	573,066
5.375%, 2/21/23	480,000			531,840
A, 6.75%, 11/24/17	992,350,000		HUF	3,948,281
A, 5.50%, 12/20/18	139,940,000		HUF	550,818
A, 7.00%, 6/24/22	129,800,000		HUF	568,473
A, 6.00%, 11/24/23	174,310,000		HUF	740,278
B, 6.75%, 2/24/17	277,580,000		HUF	1,071,178
B, 5.50%, 6/24/25	247,490,000		HUF	1,032,922
senior note, 6.25%, 1/29/20	2,474,000			2,818,146
senior note, 6.375%, 3/29/21	3,392,000			3,929,038
				17,903,626
Iceland 0.2%
[c]Government of Iceland, 144A, 5.875%, 5/11/22	900,000			1,036,390

India 2.5%
Government of India,
senior bond, 7.80%, 5/03/20	103,000,000		INR	1,613,261
senior bond, 8.28%, 9/21/27	31,100,000		INR	499,923
senior bond, 8.60%, 6/02/28	106,800,000		INR	1,774,203
senior note, 7.28%, 6/03/19	4,000,000		INR	61,760
senior note, 8.12%, 12/10/20	77,300,000		INR	1,227,185
senior note, 8.35%, 5/14/22	30,400,000		INR	487,335
senior note, 7.16%, 5/20/23	19,100,000		INR	286,777
senior note, 8.83%, 11/25/23	257,900,000		INR	4,274,422
				10,224,866
Indonesia 3.5%
Government of Indonesia,
7.875%, 4/15/19	2,282,000,000		IDR	172,134
8.375%, 3/15/34	55,620,000,000		IDR	4,216,502
FR31, 11.00%, 11/15/20	15,557,000,000		IDR	1,330,780
FR34, 12.80%, 6/15/21	8,451,000,000		IDR	783,721
FR35, 12.90%, 6/15/22	1,670,000,000		IDR	157,888
FR40, 11.00%, 9/15/25	1,060,000,000		IDR	95,387
FR42, 10.25%, 7/15/27	5,447,000,000		IDR	473,778
FR43, 10.25%, 7/15/22	95,000,000		IDR	7,976

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
FR44, 10.00%, 9/15/24	63,000,000	IDR	5,312
FR46, 9.50%, 7/15/23	2,590,000,000	IDR	210,888
FR47, 10.00%, 2/15/28	4,502,000,000	IDR	384,699
FR52, 10.50%, 8/15/30	7,100,000,000	IDR	634,888
senior bond, FR53, 8.25%, 7/15/21	351,000,000	IDR	26,839
senior note, FR70, 8.375%, 3/15/24	74,230,000,000	IDR	5,697,479
			14,198,271
Ireland 1.4%
Government of Ireland, senior bond, 5.40%, 3/13/25	3,766,920	EUR	5,742,255

Lithuania 1.3%
Government of Lithuania,
[c]144A, 7.375%, 2/11/20	640,000		778,720
[c]144A, 6.125%, 3/09/21	3,620,000		4,268,197
[d]Reg S, 7.375%, 2/11/20	190,000		231,183
			5,278,100
Malaysia 4.9%
Government of Malaysia,
4.72%, 9/30/15	5,320,000	MYR	1,459,208
3.197%, 10/15/15	43,575,000	MYR	11,894,293
senior bond, 4.262%, 9/15/16	180,000	MYR	49,772
senior bond, 3.814%, 2/15/17	55,000	MYR	15,146
senior note, 3.172%, 7/15/16	24,150,000	MYR	6,589,844
			20,008,263
Mexico 7.4%
Government of Mexico,
6.00%, 6/18/15	1,345,550[e] MXN		8,752,783
8.00%, 12/17/15	1,231,680[e] MXN		8,208,320
6.25%, 6/16/16	69,730[e] MXN		465,791
7.25%, 12/15/16	1,713,300[e] MXN		11,695,224
[f]Mexican Udibonos, Index Linked,
5.00%, 6/16/16	70,671[g] MXN		480,867
3.50%, 12/14/17	53,903[g] MXN		371,349
4.00%, 6/13/19	37,504[g] MXN		263,710
			30,238,044
Philippines 0.6%
Government of the Philippines,
senior bond, 7.00%, 1/27/16	14,440,000	PHP	332,098
senior bond, 9.125%, 9/04/16	9,010,000	PHP	215,419
senior note, 1.625%, 4/25/16	82,870,000	PHP	1,849,792
			2,397,309
Poland 6.0%
Government of Poland,
4.75%, 10/25/16	10,610,000	PLN	2,953,162
4.75%, 4/25/17	2,660,000	PLN	749,960
5.75%, 9/23/22	1,500,000	PLN	480,312
[h]FRN, 2.01%, 1/25/17	12,579,000	PLN	3,360,493
[h]FRN, 2.01%, 1/25/21	10,800,000	PLN	2,858,198
senior note, 6.375%, 7/15/19	440,000		513,863
Strip, 7/25/15	32,596,000	PLN	8,690,424
Strip, 1/25/16	18,578,000	PLN	4,913,305
			24,519,717
Portugal 3.4%
Government of Portugal,
[c]144A, 5.125%, 10/15/24	4,060,000		4,332,385
[d]Reg S, 3.875%, 2/15/30	7,920,000	EUR	9,606,634
[d]senior bond, Reg S, 4.95%, 10/25/23	40,100	EUR	53,218
[d]senior note, Reg S, 5.65%, 2/15/24	101,100	EUR	139,937
			14,132,174
Serbia 0.7%
[c]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	520,000		541,091

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)
4.875%, 2/25/20	1,010,000		1,041,073
7.25%, 9/28/21	1,110,000		1,278,820
			2,860,984
Slovenia 2.6%
[c]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	1,900,000		2,165,297
5.85%, 5/10/23	7,160,000		8,364,527
			10,529,824
South Korea 12.3%
Korea Monetary Stabilization Bond,
senior bond, 2.80%, 8/02/15	4,796,600,000	KRW	4,313,276
senior bond, 2.81%, 10/02/15	330,000,000	KRW	297,315
senior bond, 1.96%, 2/02/17	1,863,700,000	KRW	1,679,433
senior note, 2.76%, 6/02/15	1,481,100,000	KRW	1,329,414
senior note, 2.66%, 6/09/15	1,657,050,000	KRW	1,487,582
senior note, 2.90%, 12/02/15	10,716,500,000	KRW	9,677,670
senior note, 2.78%, 2/02/16	951,330,000	KRW	860,081
senior note, 2.80%, 4/02/16	2,616,700,000	KRW	2,370,463
senior note, 2.79%, 6/02/16	8,023,600,000	KRW	7,280,951
senior note, 2.46%, 8/02/16	2,059,000,000	KRW	1,864,207
senior note, 2.22%, 10/02/16	1,204,300,000	KRW	1,088,220
senior note, 2.07%, 12/02/16	5,413,100,000	KRW	4,884,282
Korea Treasury Bond,
senior bond, 4.00%, 3/10/16	168,800,000	KRW	154,182
senior bond, 5.00%, 9/10/16	16,000,000	KRW	14,950
senior note, 3.25%, 6/10/15	1,561,600,000	KRW	1,402,093
senior note, 4.00%, 9/10/15	438,800,000	KRW	396,307
senior note, 2.75%, 12/10/15	3,596,700,000	KRW	3,246,192
senior note, 2.75%, 6/10/16	3,950,900,000	KRW	3,584,159
senior note, 3.00%, 12/10/16	4,554,200,000	KRW	4,166,273
			50,097,050
Sri Lanka 0.3%
Government of Sri Lanka,
8.25%, 3/01/17	870,000	LKR	6,640
8.00%, 6/15/17	870,000	LKR	6,614
10.60%, 7/01/19	10,260,000	LKR	83,294
10.60%, 9/15/19	27,440,000	LKR	223,559
8.00%, 11/01/19	870,000	LKR	6,505
A, 6.50%, 7/15/15	4,850,000	LKR	36,210
A, 11.00%, 8/01/15	26,300,000	LKR	197,711
A, 8.50%, 11/01/15	8,120,000	LKR	61,072
A, 6.40%, 8/01/16	3,800,000	LKR	28,342
A, 5.80%, 1/15/17	3,900,000	LKR	28,687
A, 7.50%, 8/15/18	940,000	LKR	6,969
A, 8.00%, 11/15/18	13,760,000	LKR	103,270
A, 9.00%, 5/01/21	17,410,000	LKR	133,188
B, 6.40%, 10/01/16	2,200,000	LKR	16,366
B, 8.50%, 7/15/18	6,970,000	LKR	53,242
C, 8.50%, 4/01/18	6,160,000	LKR	47,043
D, 8.50%, 6/01/18	6,960,000	LKR	53,139
			1,091,851
Ukraine 3.0%
[c]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	100,000		46,131
7.40%, 4/20/18	200,000		91,750
[c]Government of Ukraine,
144A, 9.25%, 7/24/17	3,680,000		1,780,200
144A, 7.75%, 9/23/20	7,439,000		3,557,888
senior bond, 144A, 6.58%, 11/21/16	1,455,000		710,222
senior bond, 144A, 7.80%, 11/28/22	4,430,000		2,137,475
senior note, 144A, 4.95%, 10/13/15	100,000	EUR	56,921
senior note, 144A, 6.25%, 6/17/16	1,100,000		530,063
senior note, 144A, 7.95%, 2/23/21	2,660,000		1,281,787

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
senior note, 144A, 7.50%, 4/17/23	3,800,000			1,995,000
				12,187,437
Total Foreign Government and Agency Securities (Cost $282,873,405)				251,063,740

Short Term Investments 32.5%
Foreign Government and Agency Securities 13.2%
Hungary 0.0%†
[i]Hungary Treasury Bill, 9/16/15	5,540,000		HUF	19,607
Indonesia 0.5%
[i]Indonesia Treasury Bills, 1/07/16 - 2/04/16	27,996,000,000		IDR	2,042,357
Malaysia 5.3%
[i]Bank of Negara Monetary Notes, 6/03/15 - 11/24/15	60,820,000		MYR	16,473,630
Government of Malaysia, 3.835%, 8/12/15	14,730,000		MYR	4,024,740
[i]Malaysia Treasury Bills, 6/05/15 - 4/29/16	4,370,000		MYR	1,179,837
				21,678,207
Mexico 1.9%
[i]Mexico Treasury Bills, 6/25/15 - 4/14/16	11,905,510	[j]	MXN	7,633,672
Philippines 0.4%
[i]Philippine Treasury Bills, 6/03/15 - 3/02/16	62,550,000		PHP	1,394,565
Singapore 4.1%
[i]Monetary Authority of Singapore Treasury Bills,
7/03/15	18,000,000		SGD	13,342,738
7/10/15 - 7/20/15	4,750,000		SGD	3,520,401
				16,863,139
South Korea 1.0%
Korea Monetary Stabilization Bond, senior note, 2.13%, 10/08/15	1,869,900,000		KRW	1,681,079
[i]Korea Monetary Stabilization Bonds, 7/21/15 - 8/04/15	2,654,600,000		KRW	2,377,024
				4,058,103
Total Foreign Government and Agency Securities (Cost $56,498,255)				53,689,650
Total Investments before Money Market Funds (Cost $339,371,660)				304,753,390
	Shares
Money Market Funds (Cost $78,855,782) 19.3%
United States 19.3%
[k,l]Institutional Fiduciary Trust Money Market Portfolio	78,855,782			78,855,782
Total Investments (Cost $418,227,442) 94.0%				383,609,172
Other Assets, less Liabilities 6.0%				24,656,520
Net Assets 100.0%				$408,265,692

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
May 31, 2015, the aggregate value of these securities was $35,993,937, representing 8.82% of net assets.
d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31, 2015, the aggregate value of these securities was $10,030,972, representing 2.46% of net assets.
e Principal amount is stated in 100 Mexican Peso Units.

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
f Principal amount of security is adjusted for inflation.
g Principal amount is stated in 100 Unidad de Inversion Units.
h The coupon rate shown represents the rate at period end.
i The security is traded on a discount basis with no stated coupon rate.
j Principal amount is stated in 10 Mexican Peso Units.
k Non-income producing.
l Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At May 31, 2015, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	GSCO	Buy	5,328,000	5,804,856		6/01/15	$48,711	$-
Euro	GSCO	Sell	5,328,000	7,249,730		6/01/15	1,396,163	-
Indian Rupee	JPHQ	Buy	5,599,000	87,959		6/02/15	-	(185)
Indian Rupee	JPHQ	Sell	5,599,000	87,621		6/02/15	-	(152)
Indian Rupee	HSBK	Buy	14,493,250	230,729		6/03/15	-	(3,565)
Polish Zloty	CITI	Buy	9,042,000	2,910,727		6/03/15	-	(495,594)
Chilean Peso	BZWS	Buy	53,000,000	93,261		6/04/15	-	(7,564)
Chilean Peso	MSCO	Buy	183,130,000	294,421		6/04/15	1,684	-
Chilean Peso	DBAB	Buy	36,678,200	60,440		6/05/15	-	(1,141)
Chilean Peso	MSCO	Buy	8,800,000	15,418		6/05/15	-	(1,191)
Euro	BZWS	Sell	102,650	139,804		6/05/15	27,023	-
Euro	MSCO	Sell	2,850,000	3,890,450		6/05/15	759,158	-
Chilean Peso	DBAB	Buy	53,693,000	87,477		6/08/15	-	(697)
Chilean Peso	MSCO	Buy	53,700,000	88,220		6/08/15	-	(1,429)
Euro	DBAB	Sell	340,000	463,668		6/08/15	90,096	-
Euro	HSBK	Sell	3,918,024	5,102,599		6/08/15	797,705	-
Indian Rupee	JPHQ	Buy	4,211,000	66,209		6/08/15	-	(265)
Mexican Peso	CITI	Buy	9,726,730	730,356		6/08/15	-	(98,996)
Euro	GSCO	Sell	265,800	362,511		6/09/15	70,462	-
Hungarian Forint	DBAB	Buy	1,911,830,000	6,213,615	EUR	6/09/15	-	(36,234)
Indian Rupee	DBAB	Buy	559,000	8,911		6/09/15	-	(158)
Mexican Peso	CITI	Buy	9,716,000	732,592		6/09/15	-	(101,976)
Chilean Peso	JPHQ	Buy	3,923,654,400	6,195,081		6/11/15	144,482	-
Chilean Peso	DBAB	Buy	97,190,000	158,483		6/12/15	-	(1,467)
Euro	GSCO	Sell	399,000	541,323		6/12/15	102,903	-
Mexican Peso	CITI	Buy	19,757,860	1,477,555		6/12/15	-	(195,459)
Euro	DBAB	Sell	386,000	523,173		6/15/15	99,020	-
Indian Rupee	JPHQ	Buy	4,211,000	66,994		6/15/15	-	(1,132)
Mexican Peso	CITI	Buy	8,491,300	635,719		6/15/15	-	(84,839)
Singapore Dollar	JPHQ	Buy	404,000	307,927		6/15/15	-	(8,380)
Chilean Peso	DBAB	Buy	9,160,000	14,305		6/17/15	486	-
Japanese Yen	CITI	Sell	9,278,000	91,200		6/17/15	16,421	-
Chilean Peso	DBAB	Buy	9,050,000	14,029		6/18/15	583	-
Chilean Peso	JPHQ	Buy	725,750,000	1,127,817		6/18/15	43,942	-
Chilean Peso	DBAB	Buy	276,100,000	477,310		6/19/15	-	(31,580)
Chilean Peso	MSCO	Buy	50,001,884	80,719		6/19/15	1,547	(1,544)
Chilean Peso	JPHQ	Buy	32,200,000	53,364		6/22/15	-	(1,398)

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Chilean Peso	MSCO	Buy	3,898,116	6,508		6/22/15	-	(217)
Mexican Peso	CITI	Buy	7,642,000	570,810		6/22/15	-	(75,287)
Singapore Dollar	DBAB	Buy	612,000	466,890		6/23/15	-	(13,208)
Indian Rupee	JPHQ	Buy	5,421,000	84,517		6/29/15	58	-
South Korean Won	DBAB	Buy	1,307,000,000	1,262,314		6/29/15	-	(90,361)
Chilean Peso	DBAB	Buy	226,696,000	398,516		6/30/15	-	(32,958)
Indian Rupee	HSBK	Buy	34,646,000	543,400		6/30/15	-	(2,981)
Japanese Yen	BZWS	Sell	63,037,000	622,111		6/30/15	113,950	-
Malaysian Ringgit	JPHQ	Buy	875,900	235,141		7/03/15	3,172	-
Indian Rupee	DBAB	Buy	36,770,583	574,653		7/06/15	-	(1,776)
Mexican Peso	CITI	Buy	9,662,000	647,674		7/06/15	-	(21,829)
Chilean Peso	DBAB	Buy	47,534,000	75,360		7/07/15	1,239	-
Malaysian Ringgit	HSBK	Buy	2,920,700	893,372		7/07/15	-	(98,976)
Malaysian Ringgit	DBAB	Buy	345,400	95,454		7/08/15	-	(1,517)
Indian Rupee	DBAB	Buy	3,003,000	47,469		7/09/15	-	(711)
Chilean Peso	DBAB	Buy	46,917,000	82,347		7/10/15	-	(6,764)
Mexican Peso	CITI	Buy	13,138,239	986,873		7/10/15	-	(136,116)
Chilean Peso	DBAB	Buy	45,131,875	73,112		7/13/15	-	(426)
Mexican Peso	CITI	Buy	13,581,791	916,970		7/13/15	-	(37,690)
Chilean Peso	MSCO	Buy	164,090,000	261,727		7/15/15	2,490	-
Indian Rupee	DBAB	Buy	3,601,000	56,909		7/15/15	-	(907)
Euro	BZWS	Sell	212,000	289,562		7/16/15	56,504	-
Euro	MSCO	Sell	356,000	486,068		7/16/15	94,706	-
Japanese Yen	HSBK	Sell	28,700,000	247,243		7/16/15	15,840	-
Japanese Yen	SCNY	Sell	37,130,000	318,518		7/16/15	19,145	-
Polish Zloty	DBAB	Buy	16,623,100	3,934,462	EUR	7/16/15	109,100	-
Euro	DBAB	Sell	660,000	897,435		7/17/15	171,866	-
Mexican Peso	DBAB	Buy	32,003,472	2,409,446		7/17/15	-	(338,181)
South Korean Won	DBAB	Buy	9,043,327,000	8,720,662		7/17/15	-	(615,975)
Chilean Peso	DBAB	Buy	18,500,000	29,733		7/20/15	41	-
Euro	BZWS	Sell	332,000	450,102		7/20/15	85,102	-
Indian Rupee	DBAB	Buy	62,497,432	986,308		7/20/15	-	(15,311)
Malaysian Ringgit	DBAB	Buy	18,003,280	5,549,716		7/20/15	-	(658,283)
Philippine Peso	DBAB	Buy	90,804,000	2,074,287		7/20/15	-	(40,506)
Euro	DBAB	Sell	1,480,000	2,006,658		7/21/15	379,523	-
Japanese Yen	DBAB	Sell	7,860,000	67,593		7/21/15	4,215	-
Euro	DBAB	Sell	183,000	248,130		7/22/15	46,934	-
Euro	MSCO	Sell	388,000	525,251		7/22/15	98,671	-
Indian Rupee	DBAB	Buy	1,094,000	17,219		7/22/15	-	(229)
Indian Rupee	JPHQ	Buy	4,679,000	73,681		7/22/15	-	(1,014)
Euro	DBAB	Sell	344,770	467,052		7/23/15	87,996	-
Singapore Dollar	JPHQ	Buy	410,000	306,726		7/23/15	-	(3,008)
Chilean Peso	JPHQ	Buy	103,971,000	166,981		7/27/15	238	-
Euro	DBAB	Sell	69,825	94,163		7/27/15	17,389	-
Indian Rupee	DBAB	Buy	20,664,000	321,694		7/27/15	-	(1,089)
Indian Rupee	JPHQ	Buy	63,516,820	989,436		7/27/15	-	(3,965)
Malaysian Ringgit	JPHQ	Buy	753,000	205,362		7/27/15	-	(892)
Chilean Peso	MSCO	Buy	58,101,000	99,961		7/28/15	-	(6,525)
Euro	BZWS	Sell	152,000	205,037		7/28/15	37,908	-
Euro	CITI	Sell	311,346	419,984		7/28/15	77,648	-

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Euro	BZWS	Sell	119,968	161,513		7/29/15	29,602	-
Euro	DBAB	Sell	29,935	40,326		7/29/15	7,411	-
Japanese Yen	BZWS	Sell	37,960,000	374,165		7/29/15	68,052	-
Chilean Peso	JPHQ	Buy	81,300,000	139,715		7/30/15	-	(8,995)
Chilean Peso	DBAB	Buy	24,250,000	41,699		7/31/15	-	(2,712)
Chilean Peso	JPHQ	Buy	117,000,000	201,065		7/31/15	-	(12,963)
Euro	JPHQ	Sell	1,228,000	1,650,997		7/31/15	300,707	-
Indian Rupee	DBAB	Buy	39,468,464	612,242		7/31/15	-	(327)
Malaysian Ringgit	JPHQ	Buy	314,000	96,699		7/31/15	-	(11,463)
Chilean Peso	DBAB	Buy	48,500,000	82,259		8/04/15	-	(4,314)
Euro	BZWS	Sell	97,592	130,904		8/04/15	23,587	-
Euro	HSBK	Sell	1,228,000	1,648,007		8/04/15	297,636	-
Euro	UBSW	Sell	1,229,000	1,649,318		8/04/15	297,848	-
Chilean Peso	BZWS	Buy	81,900,000	132,814		8/05/15	-	(1,204)
Chilean Peso	JPHQ	Buy	31,400,000	53,211		8/05/15	-	(2,753)
Euro	BZWS	Sell	736,000	989,386		8/05/15	180,032	-
Euro	JPHQ	Sell	743,700	999,801		8/05/15	181,978	-
Indian Rupee	DBAB	Buy	118,000,000	1,638,491	EUR	8/05/15	26,058	-
Indian Rupee	HSBK	Buy	14,493,250	225,287		8/05/15	-	(782)
Indonesian Rupiah	DBAB	Buy	16,430,000,000	1,105,616	EUR	8/05/15	8,012	-
Malaysian Ringgit	DBAB	Buy	21,900,000	5,248,275	EUR	8/05/15	171,057	-
Philippine Peso	DBAB	Buy	22,300,000	442,935	EUR	8/05/15	11,987	-
Singapore Dollar	DBAB	Buy	5,160,000	3,355,661	EUR	8/05/15	131,226	-
South Korean Won	DBAB	Buy	7,676,000,000	6,110,735	EUR	8/05/15	155,887	-
Chilean Peso	DBAB	Buy	73,563,000	121,747		8/06/15	-	(3,545)
Malaysian Ringgit	HSBK	Buy	5,606,000	1,715,212		8/06/15	-	(194,186)
Singapore Dollar	DBAB	Buy	372,000	298,843		8/06/15	-	(23,357)
Japanese Yen	MSCO	Sell	16,900,000	165,168		8/07/15	28,870	-
Euro	CITI	Sell	137,819	184,311		8/10/15	32,744	-
Malaysian Ringgit	HSBK	Buy	3,370,000	930,425		8/10/15	-	(16,367)
Chilean Peso	BZWS	Buy	48,400,000	81,571		8/11/15	-	(3,837)
Chilean Peso	MSCO	Buy	48,370,000	78,476		8/11/15	-	(790)
Euro	DBAB	Sell	513,000	687,397		8/11/15	123,217	-
Euro	JPHQ	Sell	680,100	910,909		8/11/15	162,958	-
Indian Rupee	HSBK	Buy	55,671,000	855,424		8/11/15	6,027	-
Japanese Yen	CITI	Sell	15,026,000	147,494		8/11/15	26,304	-
Malaysian Ringgit	HSBK	Buy	390,000	119,080		8/11/15	-	(13,308)
Singapore Dollar	HSBK	Buy	372,000	275,535		8/11/15	-	(76)
Chilean Peso	DBAB	Buy	71,440,000	117,153		8/12/15	-	(2,427)
Euro	GSCO	Sell	191,000	256,463		8/12/15	46,405	-
Indian Rupee	DBAB	Buy	21,608,400	331,522		8/12/15	2,787	-
Indian Rupee	HSBK	Buy	590,000	9,051		8/12/15	77	-
Singapore Dollar	BZWS	Buy	105,482	77,835		8/12/15	271	-
Singapore Dollar	DBAB	Buy	741,000	546,601		8/12/15	2,084	-
South Korean Won	HSBK	Buy	440,000,000	42,526,047	JPY	8/12/15	51,057	-
Indian Rupee	HSBK	Buy	60,215,065	927,820		8/13/15	3,619	-
Euro	MSCO	Sell	217,000	271,024		8/14/15	32,364	-
Chilean Peso	CITI	Buy	172,191,000	285,004		8/17/15	-	(8,610)
Chilean Peso	JPHQ	Buy	4,559,000	7,552		8/17/15	-	(234)
Euro	MSCO	Sell	217,000	291,328		8/17/15	52,657	-

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Singapore Dollar	BZWS	Buy	303,000	223,501		8/17/15	838	-
Chilean Peso	MSCO	Buy	17,610,000	29,674		8/18/15	-	(1,410)
Euro	BZWS	Sell	781,000	1,048,114		8/18/15	189,107	-
Japanese Yen	DBAB	Sell	16,770,000	164,430		8/18/15	29,162	-
Malaysian Ringgit	HSBK	Buy	1,364,326	376,210		8/18/15	-	(6,397)
Indian Rupee	JPHQ	Buy	63,516,820	978,115		8/19/15	3,365	-
Chilean Peso	JPHQ	Buy	9,450,000	15,929		8/20/15	-	(765)
Euro	DBAB	Sell	438,000	587,500		8/20/15	105,738	-
Euro	JPHQ	Sell	868,000	1,164,748		8/20/15	210,022	-
Japanese Yen	HSBK	Sell	34,880,000	341,292		8/20/15	59,938	-
Japanese Yen	JPHQ	Sell	22,704,000	222,259		8/20/15	39,121	-
Euro	JPHQ	Sell	340,000	453,951		8/21/15	79,975	-
Chilean Peso	DBAB	Buy	6,640,000	10,917		8/24/15	-	(266)
Japanese Yen	BZWS	Sell	7,521,000	73,098		8/24/15	12,428	-
Mexican Peso	HSBK	Buy	8,229,279	614,446		8/24/15	-	(83,255)
Polish Zloty	DBAB	Buy	2,650,043	620,198	EUR	8/24/15	23,867	-
Singapore Dollar	DBAB	Buy	227,500	166,838		8/24/15	1,578	-
Japanese Yen	DBAB	Sell	7,432,000	71,871		8/25/15	11,918	-
Japanese Yen	HSBK	Sell	14,916,000	144,325		8/25/15	24,000	-
Euro	BZWS	Sell	237,520	316,050		8/26/15	54,775	-
Euro	SCNY	Sell	125,681	142,674		8/26/15	4,424	-
Indian Rupee	DBAB	Buy	1,365,000	21,040		8/26/15	26	-
Japanese Yen	BZWS	Sell	23,333,000	225,950		8/26/15	37,725	-
Japanese Yen	JPHQ	Sell	47,094,000	414,391		8/26/15	34,487	-
Japanese Yen	SCNY	Sell	23,295,000	195,358		8/26/15	7,439	-
Malaysian Ringgit	HSBK	Buy	72,400	19,666		8/26/15	-	(54)
Chilean Peso	DBAB	Buy	21,760,000	35,964		8/27/15	-	(1,068)
Euro	JPHQ	Sell	55,232	73,153		8/27/15	12,397	-
Japanese Yen	DBAB	Sell	17,053,000	164,619		8/27/15	27,052	-
Japanese Yen	HSBK	Sell	27,402,000	264,544		8/27/15	43,491	-
Japanese Yen	JPHQ	Sell	22,517,000	217,653		8/27/15	36,008	-
Mexican Peso	HSBK	Buy	8,254,764	614,080		8/27/15	-	(81,351)
Chilean Peso	JPHQ	Buy	18,000,000	30,040		8/28/15	-	(1,177)
Malaysian Ringgit	HSBK	Buy	123,600	33,643		8/28/15	-	(167)
Chilean Peso	DBAB	Buy	11,222,000	18,034		8/31/15	-	(45)
Euro	DBAB	Sell	94,076	124,427		8/31/15	20,933	-
Japanese Yen	JPHQ	Sell	24,149,000	233,465		8/31/15	38,640	-
Euro	DBAB	Sell	153,000	202,186		9/02/15	33,864	-
Mexican Peso	HSBK	Buy	5,527,700	411,211		9/04/15	-	(54,685)
Chilean Peso	DBAB	Buy	2,750,000	4,541		9/08/15	-	(136)
Euro	DBAB	Sell	399,000	526,369		9/08/15	87,365	-
Euro	JPHQ	Sell	3,960,000	5,152,356		9/08/15	795,325	-
Polish Zloty	DBAB	Buy	6,080,000	1,425,557	EUR	9/08/15	50,719	-
Chilean Peso	DBAB	Buy	46,380,000	76,070		9/09/15	-	(1,786)
Indian Rupee	JPHQ	Buy	5,599,000	86,178		9/10/15	7	-
Indian Rupee	CITI	Buy	3,780,000	57,736		9/11/15	439	-
Singapore Dollar	HSBK	Buy	648,300	465,065		9/16/15	14,668	-
Japanese Yen	BZWS	Sell	18,748,705	175,856		9/18/15	24,550	-
Malaysian Ringgit	DBAB	Buy	1,065,198	324,666		9/18/15	-	(36,626)
Euro	BZWS	Sell	60,021	78,110		9/21/15	12,056	-

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Indian Rupee	HSBK	Buy	59,357,090	913,688		9/21/15	-	(1,759)
Singapore Dollar	HSBK	Buy	650,000	515,055		9/21/15	-	(34,107)
Euro	DBAB	Sell	822,000	1,061,572		9/23/15	156,921	-
Hungarian Forint	JPHQ	Buy	81,867,000	260,201	EUR	9/23/15	3,857	-
Euro	BZWS	Sell	144,692	186,563		9/24/15	27,320	-
Hungarian Forint	JPHQ	Buy	65,535,000	208,067	EUR	9/25/15	3,320	-
Euro	CITI	Sell	179,804	231,893		9/28/15	33,993	-
Euro	DBAB	Sell	382,000	491,951		9/28/15	71,505	-
Malaysian Ringgit	DBAB	Buy	209,000	63,062		9/28/15	-	(6,589)
Malaysian Ringgit	HSBK	Buy	217,000	65,478		9/28/15	-	(6,843)
Euro	BZWS	Sell	905,000	1,155,509		9/29/15	159,407	-
Japanese Yen	JPHQ	Sell	18,778,488	172,852		9/29/15	21,276	-
Euro	HSBK	Sell	810,000	1,032,130		9/30/15	140,577	-
Indian Rupee	DBAB	Buy	34,211,052	523,405		9/30/15	1,371	-
Japanese Yen	JPHQ	Sell	4,170,000	38,418		9/30/15	4,758	-
Malaysian Ringgit	HSBK	Buy	5,070,000	1,359,650		9/30/15	10,080	-
Mexican Peso	HSBK	Buy	9,133,350	661,214		9/30/15	-	(73,251)
South Korean Won	HSBK	Buy	871,000,000	828,262		9/30/15	-	(49,018)
Euro	DBAB	Sell	2,210,000	2,819,120		10/01/15	386,567	-
Euro	DBAB	Sell	5,674,000	7,183,851		10/05/15	938,027	-
Hungarian Forint	DBAB	Buy	154,700,000	624,344		10/05/15	-	(76,032)
Euro	DBAB	Sell	780,000	980,327		10/07/15	121,689	-
Euro	JPHQ	Sell	430,000	544,969		10/07/15	71,617	-
Mexican Peso	CITI	Buy	24,877,000	1,634,172		10/07/15	-	(33,524)
Euro	DBAB	Sell	615,917	670,703		10/08/15	-	(7,322)
Euro	DBAB	Sell	1,740,000	2,207,277		10/09/15	291,786	-
Euro	GSCO	Sell	195,000	247,036		10/09/15	32,369	-
Euro	HSBK	Sell	396,000	429,644		10/13/15	-	(6,326)
Euro	JPHQ	Sell	193,000	244,311		10/14/15	31,827	-
Mexican Peso	DBAB	Buy	46,934,000	3,431,851		10/14/15	-	(413,546)
Euro	HSBK	Sell	170,000	217,668		10/20/15	30,486	-
Malaysian Ringgit	JPHQ	Buy	433,000	129,381		10/20/15	-	(12,578)
Japanese Yen	BZWS	Sell	20,800,000	195,470		10/22/15	27,508	-
Malaysian Ringgit	HSBK	Buy	389,000	116,338		10/23/15	-	(11,428)
Euro	DBAB	Sell	623,000	790,805		10/26/15	104,767	-
Malaysian Ringgit	DBAB	Buy	278,000	83,426		10/26/15	-	(8,468)
Malaysian Ringgit	HSBK	Buy	186,060	55,840		10/26/15	-	(5,673)
Singapore Dollar	BZWS	Buy	2,020,036	1,590,580		10/26/15	-	(96,838)
Singapore Dollar	CITI	Buy	14,213,021	11,191,185		10/26/15	-	(681,187)
Singapore Dollar	DBAB	Buy	4,889,648	3,849,207		10/26/15	-	(233,495)
Euro	BZWS	Sell	901,419	1,144,775		10/27/15	152,129	-
Euro	DBAB	Sell	306,000	389,263		10/28/15	52,288	-
Euro	GSCO	Sell	289,000	367,608		10/29/15	49,349	-
Euro	DBAB	Sell	572,116	730,564		10/30/15	100,514	-
Malaysian Ringgit	JPHQ	Buy	267,000	79,952		10/30/15	-	(7,982)
Euro	DBAB	Sell	36,060	45,670		11/03/15	5,956	-
Euro	DBAB	Sell	148,000	185,626		11/05/15	22,622	-
Japanese Yen	BOFA	Sell	15,120,000	133,099		11/05/15	10,972	-
Japanese Yen	SCNY	Sell	30,300,000	267,583		11/05/15	22,845	-
Euro	BZWS	Sell	254,534	319,756		11/06/15	39,413	-

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Japanese Yen	BZWS	Sell	15,100,000	133,877	11/06/15	11,910	-
Euro	GSCO	Sell	1,104,872	1,243,920	11/09/15	26,954	-
Japanese Yen	CITI	Sell	34,542,911	303,001	11/10/15	23,968	-
Euro	DBAB	Sell	113,000	140,826	11/12/15	16,355	-
Euro	JPHQ	Sell	1,121,018	1,404,692	11/12/15	169,877	-
Japanese Yen	CITI	Sell	87,219,000	748,020	11/12/15	43,450	-
Japanese Yen	HSBK	Sell	15,273,000	133,883	11/12/15	10,505	-
Japanese Yen	JPHQ	Sell	33,933,000	298,150	11/12/15	24,033	-
Euro	CITI	Sell	504,830	565,299	11/13/15	9,213	-
Euro	GSCO	Sell	469,000	523,887	11/13/15	7,269	-
Euro	SCNY	Sell	190,000	212,424	11/13/15	3,133	-
Japanese Yen	GSCO	Sell	57,105,000	477,199	11/13/15	15,887	-
Japanese Yen	SCNY	Sell	42,686,000	356,677	11/13/15	11,846	-
Euro	DBAB	Sell	1,328,838	1,662,974	11/16/15	199,141	-
Euro	GSCO	Sell	274,000	308,823	11/16/15	6,987	-
Japanese Yen	CITI	Sell	42,685,000	356,692	11/16/15	11,851	-
Japanese Yen	MSCO	Sell	6,000,000	52,322	11/16/15	3,849	-
Japanese Yen	SCNY	Sell	34,402,400	300,505	11/16/15	22,576	-
Japanese Yen	DBAB	Sell	23,793,000	205,147	11/18/15	12,923	-
Euro	DBAB	Sell	431,774	539,739	11/19/15	64,077	-
Japanese Yen	CITI	Sell	29,454,000	254,341	11/19/15	16,377	-
Malaysian Ringgit	DBAB	Buy	498,560	145,880	11/19/15	-	(11,697)
Singapore Dollar	DBAB	Buy	795,900	600,226	11/19/15	-	(11,937)
Japanese Yen	CITI	Sell	33,082,000	285,436	11/20/15	18,155	-
Malaysian Ringgit	HSBK	Buy	324,000	94,546	11/20/15	-	(7,351)
Euro	GSCO	Sell	2,787,000	3,128,408	11/23/15	57,903	-
Japanese Yen	HSBK	Sell	6,209,000	53,114	11/24/15	2,946	-
Euro	DBAB	Sell	13,877	17,299	11/30/15	2,009	-
Singapore Dollar	DBAB	Buy	375,000	279,102	11/30/15	87	(2,058)
Euro	GSCO	Sell	5,328,000	5,821,266	12/01/15	-	(49,714)
Euro	CITI	Sell	2,756,000	3,439,626	12/04/15	402,556	-
Euro	HSBK	Sell	30,268	37,286	12/09/15	3,928	-
Euro	SCNY	Sell	142,592	176,146	12/09/15	18,995	-
Mexican Peso	CITI	Buy	11,809,000	802,514	12/11/15	-	(46,344)
Euro	BOFA	Sell	3,515,000	4,370,727	12/15/15	496,295	-
Mexican Peso	CITI	Buy	11,839,000	783,747	12/17/15	-	(26,007)
Mexican Peso	HSBK	Buy	6,027,000	398,748	12/17/15	-	(12,998)
Mexican Peso	CITI	Buy	8,759,490	578,549	12/18/15	-	(17,953)
Mexican Peso	HSBK	Buy	3,787,000	250,021	12/18/15	-	(7,658)
Mexican Peso	HSBK	Buy	4,515,000	299,222	12/29/15	-	(10,513)
Mexican Peso	CITI	Buy	6,955,000	460,981	12/31/15	-	(16,317)
Mexican Peso	CITI	Buy	3,479,000	230,461	1/04/16	-	(8,102)
Mexican Peso	CITI	Buy	8,349,000	552,914	1/05/16	-	(19,331)
Mexican Peso	CITI	Buy	14,634,000	964,165	1/06/16	-	(28,982)
Euro	DBAB	Sell	722,726	866,852	1/07/16	69,812	-
Japanese Yen	DBAB	Sell	23,005,000	193,151	1/07/16	7,047	-
Malaysian Ringgit	JPHQ	Buy	612,000	165,562	1/11/16	-	(1,464)
Euro	SCNY	Sell	195,249	231,907	1/13/16	16,553	-
Japanese Yen	CITI	Sell	7,840,000	66,129	1/14/16	2,693	-
Japanese Yen	SCNY	Sell	23,520,000	199,627	1/14/16	9,320	-

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Euro	CITI	Sell	32,570	38,610		1/15/16	2,685	-
Euro	DBAB	Sell	86,000	101,760		1/15/16	6,900	-
Euro	JPHQ	Sell	22,549	26,710		1/15/16	1,838	-
Malaysian Ringgit	JPHQ	Buy	230,000	62,395		1/15/16	-	(741)
Malaysian Ringgit	JPHQ	Buy	99,000	26,634		1/19/16	-	(104)
Malaysian Ringgit	JPHQ	Buy	8,682,000	1,978,127	EUR	1/19/16	144,525	-
Euro	DBAB	Sell	105,000	123,097		1/20/16	7,266	-
Mexican Peso	CITI	Buy	2,565,000	172,727		1/20/16	-	(8,989)
Euro	BZWS	Sell	249,000	290,608		1/21/16	15,918	-
Euro	CITI	Sell	48,798	56,912		1/22/16	3,078	-
Euro	JPHQ	Sell	32,570	37,986		1/22/16	2,055	-
Euro	DBAB	Sell	531,000	612,190		1/26/16	26,340	-
Euro	BZWS	Sell	517,624	587,695		1/27/16	16,590	-
Japanese Yen	GSCO	Sell	33,200,000	283,821		1/27/16	15,094	-
Japanese Yen	HSBK	Sell	40,858,365	349,165		1/28/16	18,440	-
Euro	CITI	Sell	111,900	127,490		1/29/16	4,023	-
Euro	DBAB	Sell	548,000	625,241		1/29/16	20,594	-
Japanese Yen	DBAB	Sell	31,548,058	269,099		1/29/16	13,728	-
Brazilian Real	DBAB	Buy	8,737,100	2,533,227	EUR	2/05/16	-	(270,764)
Mexican Peso	DBAB	Buy	93,024,800	5,348,097	EUR	2/05/16	29,134	-
Euro	CITI	Sell	203,000	233,166		2/09/16	9,127	-
Euro	DBAB	Sell	2,298,000	2,644,768		2/09/16	108,600	-
Euro	GSCO	Sell	616,000	708,092		2/09/16	28,249	-
Japanese Yen	CITI	Sell	42,706,000	366,129		2/09/16	20,333	-
Euro	HSBK	Sell	152,000	172,632		2/10/16	4,875	-
Euro	BZWS	Sell	645,000	733,047		2/11/16	21,166	-
Japanese Yen	GSCO	Sell	49,397,000	419,169		2/12/16	19,162	-
Euro	SCNY	Sell	327,000	371,971		2/16/16	11,023	-
Euro	GSCO	Sell	198,000	227,488		2/17/16	8,928	-
Euro	JPHQ	Sell	388,000	445,443		2/17/16	17,154	-
Japanese Yen	GSCO	Sell	4,527,440	38,391		2/17/16	1,724	-
Japanese Yen	JPHQ	Sell	8,460,000	71,611		2/17/16	3,094	-
Mexican Peso	MSCO	Buy	8,240,820	537,983		2/17/16	-	(13,058)
Euro	BZWS	Sell	695,000	796,588		2/22/16	29,333	-
Euro	DBAB	Sell	1,050,000	1,202,807		2/23/16	43,619	-
Euro	DBAB	Sell	1,550,000	1,775,215		2/24/16	63,983	-
Japanese Yen	HSBK	Sell	32,060,000	271,773		2/25/16	12,062	-
Euro	BOFA	Sell	237,212	270,856		2/26/16	8,954	-
Euro	BZWS	Sell	721,115	822,886		2/26/16	26,714	-
Euro	DBAB	Sell	7,365,710	8,391,753		2/26/16	259,388	-
Japanese Yen	BZWS	Sell	17,800,000	149,964		2/26/16	5,766	-
Euro	DBAB	Sell	194,873	222,929		2/29/16	7,754	-
Mexican Peso	MSCO	Buy	4,153,100	268,896		2/29/16	-	(4,598)
Japanese Yen	JPHQ	Sell	70,000,000	590,730		3/03/16	23,551	-
Japanese Yen	HSBK	Sell	33,100,000	278,444		3/04/16	10,241	-
Malaysian Ringgit	JPHQ	Buy	770,000	206,152		3/04/16	-	(445)
Euro	DBAB	Sell	62,000	69,862		3/07/16	1,389	-
Euro	BZWS	Sell	869,226	968,353		3/09/16	8,320	-
Euro	DBAB	Sell	2,120,000	2,356,698		3/09/16	15,226	-
Euro	HSBK	Sell	71,000	78,945		3/09/16	528	-

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Euro	CITI	Sell	268,000	294,076		3/10/16	-	(1,930)
Euro	MSCO	Sell	202,000	221,422		3/10/16	-	(1,687)
Malaysian Ringgit	HSBK	Buy	3,220,478	848,030		3/11/16	11,927	-
Mexican Peso	CITI	Buy	3,811,400	239,390		3/11/16	2,954	-
Mexican Peso	HSBK	Buy	25,865,900	1,626,173		3/11/16	18,487	-
Euro	DBAB	Sell	563,000	600,186		3/14/16	-	(21,719)
Malaysian Ringgit	JPHQ	Buy	827,010	217,263		3/14/16	3,528	-
Mexican Peso	CITI	Buy	7,547,900	470,230		3/14/16	9,583	-
Euro	BZWS	Sell	132,892	142,213		3/16/16	-	(4,592)
Euro	CITI	Sell	98,445	105,484		3/16/16	-	(3,268)
Euro	JPHQ	Sell	418,000	447,615		3/16/16	-	(14,146)
Japanese Yen	CITI	Sell	18,818,061	156,661		3/16/16	4,125	-
Japanese Yen	JPHQ	Sell	172,858,450	1,439,551		3/16/16	38,389	-
Mexican Peso	CITI	Buy	7,049,200	442,400		3/18/16	5,572	-
Japanese Yen	CITI	Sell	16,634,000	138,299		3/22/16	3,441	-
Japanese Yen	MSCO	Sell	23,490,000	195,272		3/22/16	4,830	-
Euro	BZWS	Sell	81,680	87,758		3/23/16	-	(2,492)
Euro	DBAB	Sell	236,000	253,606		3/23/16	-	(7,154)
Mexican Peso	CITI	Buy	9,393,800	599,140		3/23/16	-	(2,404)
Japanese Yen	BZWS	Sell	13,651,450	115,245		3/28/16	4,547	-
Malaysian Ringgit	DBAB	Buy	151,000	39,947		3/28/16	329	-
Malaysian Ringgit	HSBK	Buy	144,000	38,107		3/28/16	301	-
Euro	DBAB	Sell	202,000	222,624		3/29/16	-	(607)
Euro	BZWS	Sell	905,000	1,000,283		3/30/16	132	-
Euro	DBAB	Sell	41,097	45,108		3/31/16	-	(311)
Euro	GSCO	Sell	600,000	659,040		3/31/16	-	(4,063)
Euro	BZWS	Sell	212,293	231,818		4/01/16	-	(2,809)
Malaysian Ringgit	HSBK	Buy	2,100,000	561,617		4/11/16	-	(2,012)
Euro	DBAB	Sell	541,689	586,557		4/13/16	-	(12,327)
Euro	SCNY	Sell	198,000	212,499		4/13/16	-	(6,408)
Japanese Yen	CITI	Sell	20,800,000	174,111		4/13/16	5,362	-
Euro	JPHQ	Sell	450,000	480,879		4/14/16	-	(16,650)
Euro	DBAB	Sell	170,000	180,846		4/15/16	-	(7,115)
Euro	HSBK	Sell	507,192	540,413		4/18/16	-	(20,413)
Euro	JPHQ	Sell	4,457,929	4,856,780		4/21/16	-	(72,993)
Euro	BZWS	Sell	208,570	225,826		4/22/16	-	(4,825)
Euro	DBAB	Sell	4,203,000	4,550,168		4/22/16	-	(97,827)
Euro	BZWS	Sell	201,960	220,735		4/29/16	-	(2,652)
Euro	SCNY	Sell	1,228,000	1,352,396		4/29/16	-	(5,894)
Euro	BZWS	Sell	737,531	829,407		5/05/16	13,482	-
Euro	BZWS	Sell	379,000	424,632		5/09/16	5,298	-
Euro	BZWS	Sell	896,946	1,030,232		5/18/16	37,574	-
Indonesian Rupiah	JPHQ	Buy	20,592,000,000	1,825,047	AUD	5/18/16	59,439	-
Indonesian Rupiah	JPHQ	Buy	5,408,000,000	481,868	AUD	5/19/16	13,619	-
Euro	JPHQ	Sell	1,446,631	1,660,320		5/20/16	59,227	-
Japanese Yen	JPHQ	Sell	21,372,000	179,950		5/20/16	6,360	-
Euro	BZWS	Sell	405,000	454,218		5/23/16	5,935	-
Euro	DBAB	Sell	430,000	481,824		5/23/16	5,869	-
Malaysian Ringgit	HSBK	Buy	17,700	4,781		5/23/16	-	(77)
Mexican Peso	DBAB	Buy	14,550,000	932,836		5/23/16	-	(12,939)

Templeton Income Trust
Statement of Investments, May 31, 2015 (unaudited) (continued)
Euro	JPHQ	Sell	543,898	609,718	5/26/16	7,640	-
Mexican Peso	HSBK	Buy	8,043,980	515,838	5/26/16	-	(7,390)
Malaysian Ringgit	HSBK	Buy	72,700	19,649	5/31/16	-	(340)
Malaysian Ringgit	JPHQ	Buy	1,085,000	290,480	5/31/16	-	(2,305)
Mexican Peso	HSBK	Buy	7,191,663	455,125	5/31/16	-	(729)
Totals Forward Exchange Contracts unrealized appreciation (depreciation)						$15,988,106	$(6,546,255)
Net unrealized appreciation (depreciation)						$9,441,851
[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.
* In U.S. dollars unless otherwise indicated.

At May 31, 2015, the Fund had the following interest rate swap contracts outstanding. See Note 3.
Interest Rate Swap Contracts
	Counterparty /	Notional	Expiration	Unrealized	Unrealized
Description	Exchange	Amount	Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 0.926%	LCH	$26,620,000	10/17/17	$16,174	$-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.775%	CME	4,090,000	10/04/23	-	(238,751)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.795%	CME	4,090,000	10/04/23	-	(245,283)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.765%	CME	4,090,000	10/07/23	-	(235,114)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.731%	LCH	4,790,000	7/07/24	-	(287,220)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.914%	LCH	12,040,000	1/22/25	221,621	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.970%	LCH	15,050,000	1/23/25	200,784	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.973%	LCH	8,880,000	1/27/25	118,106	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.937%	LCH	2,220,000	1/29/25	37,225	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.942%	LCH	1,880,000	1/30/25	30,900	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 1.817%	LCH	2,960,000	2/03/25	83,789	-
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.668%	CME	1,990,000	10/04/43	-	(436,295)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.687%	CME	1,990,000	10/04/43	-	(444,072)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.675%	CME	1,990,000	10/07/43	-	(439,091)
Totals Centrally Cleared Swap Contracts				708,599	(2,325,826)

OTC Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.523%	DBAB	$1,150,000	3/28/21	$-	$(119,577)
Totals OTC Swap Contracts				-	(119,577)
Totals Interest Rate Swap Contracts				$708,599	$(2,445,403)
Net unrealized appreciation (depreciation)					$(1,736,804)

Templeton Income Trust

Statement of Investments, May 31, 2015 (unaudited) (continued)

ABBREVIATIONS

Counterparty / Exchange

BOFA	Bank of America Corp.
BZWS	Barclays Bank PLC
CITI	Citibank N.A.
CME	Chicago Mercantile Exchange
DBAB	Deutsche Bank AG
GSCO	Goldman Sachs Group, Inc.
HSBK	HSBC Bank PLC
JPHQ	JPMorgan Chase Bank N.A.
LCH	London Clearing House
MSCO	Morgan Stanley and Co. Inc.
SCNY	Standard Chartered Bank
UBSW	UBS AG

Currency

AUD	- Australian Dollar
BRL	- Brazilian Real
EUR	- Euro
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- South Korean Won
LKR	- Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
PHP	- Philippine Peso
PLN	- Polish Zloty
SGD	- Singapore Dollar

Selected Portfolio

FRN	- Floating Rate Note

Templeton Income Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of five separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. On May 19, 2015, the Trust’s Board of Trustees (the Board) approved a proposal to terminate and liquidate Templeton Constrained Bond Fund. The fund is scheduled to liquidate on or about August 27, 2015.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Board, the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Derivatives listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives.

The Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

4. INCOME TAXES

At May 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Templeton
	Templeton	Emerging	Templeton
	Constrained	Markets Bond	Global Bond
	Bond Fund	Fund	Fund

Cost of investments	$9,654,423	$17,383,598	$65,449,969,887

Unrealized appreciation	$55,547	$262,826	$975,190,473
Unrealized depreciation	(469,584)	(2,643,448)	(5,600,614,962)
Net unrealized appreciation (depreciation)	$(414,037)	$(2,380,622)	$(4,625,424,489)

	Templeton	Templeton
	Global Total	International
	Return Fund	Bond Fund

Cost of investments	$8,404,366,450	$420,455,573

Unrealized appreciation	$122,678,154	$5,608,990
Unrealized depreciation	(928,232,448)	(42,455,391)
Net unrealized appreciation (depreciation)	$(805,554,294)	$(36,846,401)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. RESTRICTED SECURITIES

At May 31, 2015, the Templeton Emerging Markets Bond Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal		Acquisition
Am ount	Issuer	Date	Cost	Value
Templeton Emerging Markets Bond Fund
600,000	Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	12/18/13	$600,000	$638,903
	(Value is 3.77% of Net Assets)

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2015, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Templeton Constrained Bond Fund
Assets:
Investments in Securities
Foreign Government and Agency Securities[a]	$-	$2,401,096	$-		$2,401,096
Short Term Investments	1,995,113	4,844,177	-		6,839,290
Total Investments in Securities	$1,995,113	$7,245,273	$-		$9,240,386

Other Financial Instruments
Forw ard Exchange Contracts	$-	$710,656	$-		$710,656
Sw ap Contracts	-	5,400	-		5,400
Total Other Financial Instruments	$-	$716,056	$-		$716,056

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$211,854	$-		$211,854
Sw ap Contracts	-	29,503	-		29,503
Total Other Financial Instruments	$-	$241,357	$-		$241,357

Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities
Foreign Government and Agency Securities[a]	$-	$10,431,432	$-		$10,431,432
Quasi-Sovereign and Corporate Bonds[a]	-	1,382,895	638,903		2,021,798
Short Term Investments	2,143,233	406,513	-		2,549,746
Total Investments in Securities	$2,143,233	$12,220,840	$638,903		$15,002,976

Other Financial Instruments
Forw ard Exchange Contracts	$-	$476,211	$-		$476,211
Sw ap Contracts	-	25,882	-		25,882
Total Other Financial Instruments	$-	$502,093	$-		$502,093

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$54,917	$-		$54,917
Sw ap Contracts	-	201,786	-		201,786
Total Other Financial Instruments	$-	$256,703	$-		$256,703

Templeton Global Bond Fund
Assets:
Investments in Securities
Foreign Government and Agency Securities[a]	$-	$36,256,858,197	$-		$36,256,858,197
Quasi-Sovereign and Corporate Bonds[a]	-	908,144,885	-		908,144,885
Short Term Investments	13,658,459,346	10,001,082,970	-		23,659,542,316
Total Investments in Securities	$13,658,459,346	$47,166,086,052	$-		$60,824,545,398

Other Financial Instruments
Forw ard Exchange Contracts	$-	$4,609,920,754	$-		$4,609,920,754
Sw ap Contracts	-	123,384,959	-		123,384,959
Total Other Financial Instruments	$-	$4,733,305,713	$-		$4,733,305,713

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$903,965,760	$-		$903,965,760
Sw ap Contracts	-	588,126,724	-		588,126,724
Total Other Financial Instruments	$-	$1,492,092,484	$-		$1,492,092,484

Templeton Global Total Return Fund
Assets:
Investments in Securities
Equity Investments:[b]
United Kingdom	$-	$2,146,845	$-		$2,146,845
United States	7,639	-	-		7,639
Convertible Bonds	-	49,259,009	-		49,259,009
Foreign Government and Agency Securities[a]	-	5,166,457,017	-		5,166,457,017
Quasi-Sovereign and Corporate Bonds[a]	-	597,422,838	-		597,422,838
Credit-Linked Notes[a]	-	1,100,200	-		1,100,200
Senior Floating Rate Interests[a]	-	774,083	19,245		793,328
Escrow s and Litigation Trusts[a]	-	-	-	c	-
Short Term Investments	1,096,025,581	685,599,699	-		1,781,625,280
Total Investments in Securities	$1,096,033,220	$6,502,759,691	$19,245		$7,598,812,156

Other Financial Instruments
Forw ard Exchange Contracts	$-	$572,714,701	$-		$572,714,701
Sw ap Contracts	-	10,611,004	-		10,611,004
Total Other Financial Instruments	$-	$583,325,705	$-		$583,325,705
Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$116,136,894	$-		$116,136,894
Sw ap Contracts	-	76,385,906	-		76,385,906
Total Other Financial Instruments	$-	$192,522,800	$-		$192,522,800

Templeton International Bond Fund
Assets:
Investments in Securities
Foreign Government and Agency Securities[a]	$-	$251,063,740	$-		$251,063,740
Short Term Investments	78,855,782	53,689,650	-		132,545,432
Total Investments in Securities	$78,855,782	$304,753,390	$-		$383,609,172

Other Financial Instruments
Forw ard Exchange Contracts	$-	$15,988,106	$-		$15,988,106
Sw ap Contracts	-	708,599	-		708,599
Total Other Financial Instruments	$-	$16,696,705	$-		$16,696,705

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$6,546,255	$-		$6,546,255
Sw ap Contracts	-	2,445,403	-		2,445,403
Total Other Financial Instruments	$-	$8,991,658	$-		$8,991,658

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred and convertible preferred stocks as w ell as other equity investments.
cIncludes securities determined to have no value at May 31, 2015.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the nine months ended May 31, 2015, is as follows:

Net Change in
Unrealized
Appreciation
	Balance at						Net Unrealized			(Depreciation)
	Beginning of		Purchases	Transfers Into	Cost Basis	Net Realized Gain	Appreciation		Balance at End of	on Assets Held
	Period		(Sales)	(Out of) Level 3	Adjustments	(Loss)	(Depreciation)		Period	at Period End
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds	$642,444	$	- $	- $	- $	- $	(3,541	) $	638,903	$(3,541)

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of May 31, 2015, are as follows:

					Impact to Fair
	Fair Value at End		Unobservable		Value if Input
Description	of Period	Valuation Technique	Inputs	Am ount	Increases[a]
Templeton Emerging Markets Bond
Fund
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds	$638,903	Discounted Cash Flow Model	Discount rate[b]	7.2%	Decrease

[a] Represents the expected directional change in the fair value of the Level 3 investments that w ould result from an increase in the corresponding input. A decrease to the unobservable input w ould have the opposite effect. Significant changes in these inputs could result in significantly higher or low er fair value measurement.
[b] The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines w ith the first tw o components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Income Trust

By /s/ LAURA F. FERGERSON________

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON________

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 27, 2015

By /s/MARK H. OTANI______________

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date  July 27, 2015